UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Fidelity®

Focused High Income

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Focused High Income Fund's cumulative total return and show you what would have happened if Fidelity Focused High Income Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Focused High Income Fund on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II - BB Rated Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Focused High Income Fund

The high-yield rally that began in October 2002 was derailed in the late stages of the 12-month period ending April 30, 2005. During the period, the Merrill Lynch® U.S. High Yield Master II Index returned 6.49%, but fell 2.50% in the first four months of 2005. Lower-quality debt did well through most of 2004, bolstered by strong demand, a near-record low default rate and corporate America's efforts to improve its balance sheets. However, the market's streak of seven consecutive monthly gains ended in January, based partly on weakness in the air transportation and automotive industries and an equity market downturn. High yield bounced back in February, but again turned negative in March and April on concerns about rising interest rates and inflationary pressures. Possible credit-rating downgrades of two major U.S. automakers, along with persistently high energy prices, also drove down returns. The Merrill Lynch benchmark's loss in the first quarter of 2005 was just its second decline in the past 10 quarters.

Since its inception on September 8, 2004, through April 30, 2005, Fidelity Focused High Income Fund returned 1.70%, underperforming the Merrill Lynch U.S. High Yield Master II - BB Rated Index, which returned 2.76%. Most of the shortfall came from poor positioning in the telecommunications sector. The fund did not own AT&T - a major component of the index - which was acquired by SBC Communications, an investment-grade company, with AT&T's high-yield debt appreciating in response. In addition, the fund carried an overweighting in Qwest, which underperformed as it entered a bidding war with Verizon Communications for MCI. Other detractors included Navistar, a manufacturer of truck engines, which suffered from concerns about a potential slowdown in the U.S. economy as well as the impact of the probable credit-rating downgrades of General Motors and Ford. Lastly, MSW Energy, which uses garbage to generate electricity, was hurt by the acquisition of its parent companies, which resulted in a credit downgrade for the firm. Top performers included capital goods manufacturer SPX, which made a public offer to buy its bonds during the period. The fund enjoyed significant capital appreciation from selling its holdings in SPX. The fund's relative performance also benefited from underweighting the automobile sector, which languished. Wireless telecom services provider Nextel Communications outperformed due to its announced merger with investment-grade company Sprint. Finally, Grupo Posadas, a hotel company that does business under the Fiesta brand in Mexico and Texas, benefited from a rebound in travel and increased demand for lodging.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 993.20	$ 4.20
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.58	$ 4.26

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar DBS Corp.	5.1	3.9
American Real Estate Partners/American Real Estate Finance Corp.	3.8	0.7
Chesapeake Energy Corp.	3.3	2.4
Qwest Corp.	3.2	3.3
MGM MIRAGE	3.0	3.0
	18.4
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Homebuilding/Real Estate	10.1	5.4
Telecommunications	9.7	7.0
Technology	8.9	9.7
Electric Utilities	8.6	12.2
Healthcare	7.5	6.6
Quality Diversification (% of fund's net assets) as of April 30, 2005
As of April 30, 2005*	As of October 31, 2004**
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 0.0%	BBB 1.5%
BB 85.1%	BB 88.1%
B 5.3%	B 7.5%
CCC, CC, C 0.0%	CCC, CC, C 0.0%
Not Rated 0.5%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 9.1%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Nonconvertible Bonds 84.4%		Nonconvertible Bonds 94.7%
	Other Investments 6.5%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 9.1%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	14.5%	** Foreign investments	16.8%

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.4%
	Principal Amount	Value (Note 1)
Aerospace - 0.3%
L-3 Communications Corp.:
5.875% 1/15/15	$ 75,000	$ 72,188
7.625% 6/15/12	20,000	21,200
Orbital Sciences Corp. 9% 7/15/11	30,000	32,550
		125,938
Air Transportation - 1.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	500,000	465,000
7.324% 4/15/11	25,000	21,125
7.8% 4/1/08	210,000	187,950
Northwest Airlines, Inc. pass thru trust certificates 7.67% 1/2/15	83,620	59,370
		733,445
Automotive - 2.9%
Navistar International Corp.:
6.25% 3/1/12 (b)	110,000	99,000
7.5% 6/15/11	1,020,000	997,050
		1,096,050
Banks and Thrifts - 0.5%
Western Financial Bank 9.625% 5/15/12	170,000	184,450
Building Materials - 1.2%
Anixter International, Inc. 5.95% 3/1/15	370,000	360,750
Texas Industries, Inc. 10.25% 6/15/11	80,000	90,400
		451,150
Cable TV - 5.5%
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	130,000	140,725
EchoStar DBS Corp. 5.75% 10/1/08	1,960,000	1,930,593
		2,071,318
Capital Goods - 0.9%
Case New Holland, Inc. 6% 6/1/09 (b)	90,000	83,025
Leucadia National Corp. 7% 8/15/13	245,000	245,000
		328,025
Chemicals - 2.0%
Methanex Corp. yankee 7.75% 8/15/05	85,000	85,850
Millennium America, Inc. 9.25% 6/15/08	30,000	31,950
NOVA Chemicals Corp. 7.4% 4/1/09	605,000	623,150
		740,950
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Consumer Products - 0.3%
Church & Dwight Co., Inc. 6% 12/15/12 (b)	$ 120,000	$ 116,400
Containers - 0.3%
Owens-Brockway Glass Container, Inc. 8.75% 11/15/12	120,000	129,900
Electric Utilities - 6.6%
AES Gener SA 7.5% 3/25/14	520,000	509,600
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (b)	300,000	330,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	670,000	656,600
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	250,000	252,500
Sierra Pacific Power Co. 6.25% 4/15/12	180,000	179,100
TECO Energy, Inc.:
7.2% 5/1/11	455,000	480,025
10.5% 12/1/07	55,000	61,600
		2,469,425
Energy - 4.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	200,000	209,000
7.75% 1/15/15	750,000	785,625
9% 8/15/12	200,000	221,500
Newfield Exploration Co. 6.625% 9/1/14	120,000	120,900
Pride International, Inc. 7.375% 7/15/14	225,000	242,719
		1,579,744
Environmental - 0.4%
Allied Waste North America, Inc. 5.75% 2/15/11	190,000	167,200
Food and Drug Retail - 0.3%
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (c)	95,000	93,100
8.125% 6/15/12	40,000	37,300
		130,400
Food/Beverage/Tobacco - 1.1%
Smithfield Foods, Inc.:
7% 8/1/11	175,000	178,500
7.75% 5/15/13	45,000	47,925
8% 10/15/09	180,000	192,600
		419,025
Gaming - 6.6%
Mandalay Resort Group:
9.375% 2/15/10	226,000	247,470
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Gaming - continued
Mandalay Resort Group: - continued
10.25% 8/1/07	$ 100,000	$ 109,500
MGM MIRAGE:
6% 10/1/09	985,000	967,763
6.75% 9/1/12	170,000	170,850
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (b)	65,000	63,700
6.375% 7/15/09	840,000	835,800
7.125% 8/15/14	45,000	44,888
Seneca Gaming Corp. 7.25% 5/1/12	30,000	29,850
Station Casinos, Inc. 6% 4/1/12	30,000	29,775
		2,499,596
Healthcare - 7.5%
AmerisourceBergen Corp. 7.25% 11/15/12	230,000	243,800
Fisher Scientific International, Inc.:
6.75% 8/15/14 (b)	135,000	136,013
8% 9/1/13	250,000	268,750
HCA, Inc. 5.5% 12/1/09	570,000	564,300
Mayne Group Ltd. 5.875% 12/1/11 (b)	450,000	443,813
Omega Healthcare Investors, Inc. 7% 4/1/14	220,000	213,400
PerkinElmer, Inc. 8.875% 1/15/13	10,000	11,000
Senior Housing Properties Trust:
7.875% 4/15/15	300,000	314,250
8.625% 1/15/12	400,000	434,000
Service Corp. International (SCI):
6.875% 10/1/07	140,000	140,000
7.7% 4/15/09	65,000	66,625
		2,835,951
Homebuilding/Real Estate - 7.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (b)	850,000	816,000
8.125% 6/1/12	610,000	616,100
K. Hovnanian Enterprises, Inc. 6% 1/15/10	30,000	29,100
KB Home 7.75% 2/1/10	590,000	613,600
Meritage Homes Corp. 6.25% 3/15/15 (b)	20,000	18,400
Standard Pacific Corp.:
5.125% 4/1/09	35,000	33,600
6.5% 10/1/08	35,000	35,438
6.875% 5/15/11	260,000	260,000
Technical Olympic USA, Inc. 9% 7/1/10	130,000	130,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - continued
WCI Communities, Inc.:
6.625% 3/15/15 (b)	$ 200,000	$ 180,000
7.875% 10/1/13	10,000	9,950
		2,742,188
Hotels - 6.6%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	880,000	921,800
Host Marriott LP:
6.375% 3/15/15 (b)	470,000	441,800
7.125% 11/1/13	145,000	146,450
La Quinta Properties, Inc. 7% 8/15/12	920,000	939,550
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	50,000	54,500
		2,504,100
Insurance - 1.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13	355,000	385,175
Leisure - 0.3%
Equinox Holdings Ltd. 9% 12/15/09	35,000	36,050
Speedway Motorsports, Inc. 6.75% 6/1/13	75,000	75,469
		111,519
Metals/Mining - 0.8%
Century Aluminum Co. 7.5% 8/15/14	5,000	5,000
Peabody Energy Corp. 6.875% 3/15/13	155,000	159,650
Vedanta Resources PLC 6.625% 2/22/10 (b)	160,000	152,400
		317,050
Paper - 2.3%
Georgia-Pacific Corp.:
7.375% 7/15/08	85,000	89,531
8% 1/15/14	25,000	26,750
8.875% 2/1/10	620,000	688,200
9.375% 2/1/13	50,000	55,750
		860,231
Publishing/Printing - 3.3%
Houghton Mifflin Co. 7.2% 3/15/11	250,000	253,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	985,000	977,613
		1,231,363
Shipping - 1.8%
Teekay Shipping Corp. 8.875% 7/15/11	600,000	672,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Steels - 0.9%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 300,000	$ 327,750
Super Retail - 0.5%
JCPenney Co., Inc.:
7.375% 8/15/08	90,000	96,075
7.6% 4/1/07	50,000	52,375
Saks, Inc. 9.875% 10/1/11	20,000	21,700
		170,150
Technology - 8.1%
Celestica, Inc. 7.875% 7/1/11	500,000	496,875
Flextronics International Ltd. 6.25% 11/15/14	110,000	101,750
Freescale Semiconductor, Inc. 6.875% 7/15/11	745,000	771,075
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.26% 12/15/11 (b)(c)	135,000	124,875
Sanmina-SCI Corp. 10.375% 1/15/10	75,000	82,313
Xerox Capital Trust I 8% 2/1/27	880,000	893,200
Xerox Corp.:
6.875% 8/15/11	280,000	290,500
7.125% 6/15/10	100,000	105,500
7.625% 6/15/13	140,000	150,150
9.75% 1/15/09	20,000	22,700
		3,038,938
Telecommunications - 8.8%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	120,000	119,568
Nextel Communications, Inc.:
5.95% 3/15/14	170,000	172,550
6.875% 10/31/13	790,000	830,488
Qwest Corp.:
7.875% 9/1/11 (b)	20,000	20,100
9.125% 3/15/12 (b)	780,000	826,800
Rogers Communications, Inc.:
7.25% 12/15/12	740,000	752,950
9.625% 5/1/11	180,000	202,500
U.S. West Communications:
6.875% 9/15/33	35,000	28,788
7.2% 11/10/26	45,000	39,600
7.5% 6/15/23	350,000	312,375
		3,305,719
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Textiles & Apparel - 0.2%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	$ 85,000	$ 85,213
TOTAL NONCONVERTIBLE BONDS (Cost $33,007,569)		31,830,363
Floating Rate Loans - 6.5%

Electric Utilities - 2.0%
Cogentrix Delaware Holdings, Inc. term loan 4.71% 4/14/12 (c)	240,000	240,300
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (c)	465,460	477,097
Credit-Linked Deposit 6.98% 6/24/11 (c)	21,240	21,558
		738,955
Homebuilding/Real Estate - 2.8%
General Growth Properties, Inc.:
Tranche A, term loan 5.11% 11/12/07 (c)	497,838	500,327
Tranche B, term loan 5.1% 11/12/08 (c)	399,103	401,597
LNR Property Corp. Tranche A, term loan 7.31% 2/3/08 (c)	170,000	170,000
		1,071,924
Technology - 0.8%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.66% 3/9/11 (c)	230,000	228,563
Tranche B, term loan 4.66% 3/9/13 (c)	74,000	73,723
		302,286
Telecommunications - 0.9%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	350,000	339,500
TOTAL FLOATING RATE LOANS (Cost $2,464,192)		2,452,665
Money Market Funds - 8.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (a) (Cost $3,155,500)	3,155,500	$ 3,155,500
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $38,627,261)		37,438,528
NET OTHER ASSETS - 0.7%		250,636
NET ASSETS - 100%		$ 37,689,164
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,893,694 or 13.0% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Canada	6.6%
Mexico	2.4%
Marshall Islands	1.8%
Chile	1.3%
Australia	1.2%
Others (individually less than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005

Assets
Investment in securities, at value (cost $38,627,261) - See accompanying schedule		$ 37,438,528
Receivable for investments sold		107,085
Receivable for fund shares sold		32,545
Interest receivable		596,977
Prepaid expenses		8,330
Receivable from investment adviser for expense reductions		6,952
Other affiliated receivables		347
Total assets		38,190,764

Liabilities
Payable to custodian bank	$ 2,142
Payable for investments purchased	372,522
Payable for fund shares redeemed	40,628
Distributions payable	23,679
Accrued management fee	18,397
Other affiliated payables	8,324
Other payables and accrued expenses	35,908
Total liabilities		501,600

Net Assets		$ 37,689,164
Net Assets consist of:
Paid in capital		$ 38,978,120
Undistributed net investment income		5,815
Accumulated undistributed net realized gain (loss) on investments		(106,038)
Net unrealized appreciation (depreciation) on investments		(1,188,733)
Net Assets, for 3,822,292 shares outstanding		$ 37,689,164
Net Asset Value, offering price and redemption price per share ($37,689,164 ÷ 3,822,292 shares)		$ 9.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	September 8, 2004 (commencement of operations) to April 30, 2005

Investment Income
Interest		$ 1,201,184

Expenses
Management fee	$ 116,853
Transfer agent fees	42,389
Accounting fees and expenses	15,010
Independent trustees' compensation	82
Custodian fees and expenses	5,850
Registration fees	25,650
Audit	40,715
Legal	19
Miscellaneous	35
Total expenses before reductions	246,603
Expense reductions	(76,597)	170,006
Net investment income		1,031,178
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(114,829)
Change in net unrealized appreciation (depreciation) on investment securities		(1,188,733)
Net gain (loss)		(1,303,562)
Net increase (decrease) in net assets resulting from operations		$ (272,384)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

September 8, 2004 (commencement of operations) to April 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,031,178
Net realized gain (loss)	(114,829)
Change in net unrealized appreciation (depreciation)	(1,188,733)
Net increase (decrease) in net assets resulting from operations	(272,384)
Distributions to shareholders from net investment income	(1,016,573)
Share transactions Proceeds from sales of shares	54,345,024
Reinvestment of distributions	885,977
Cost of shares redeemed	(16,274,044)
Net increase (decrease) in net assets resulting from share transactions	38,956,957
Redemption fees	21,164
Total increase (decrease) in net assets	37,689,164

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $5,815)	$ 37,689,164
Other Information Shares
Sold	5,347,141
Issued in reinvestment of distributions	87,699
Redeemed	(1,612,548)
Net increase (decrease)	3,822,292

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended April 30,	2005E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeD	.331
Net realized and unrealized gain (loss)	(.164)
Total from investment operations	.167
Distributions from net investment income	(.314)
Redemption fees added to paid in capitalD	.007
Net asset value, end of period	$ 9.86
Total ReturnB,C	1.70%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.22%A
Expenses net of voluntary waivers, if any	.85%A
Expenses net of all reductions	.84%A
Net investment income	5.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,689
Portfolio turnover rate	134%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 8, 2004 (commencement of operations) to April 30, 2005.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

1. Significant Accounting Policies.

Fidelity Focused High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, market discount and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 34,973
Unrealized depreciation	(1,221,820)
Net unrealized appreciation (depreciation)	(1,186,847)
Undistributed ordinary income	4,143

Cost for federal income tax purposes	$ 38,625,375

The tax character of distributions paid was as follows:

April 30, 2005
Ordinary Income	$ 1,016,573

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days will be subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), will be retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The

Annual Report

2. Operating Policies - continued

Repurchase Agreements - continued

fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $59,298,172 and $23,666,049, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $23,778 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .85% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $74,855.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,742.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Focused High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused High Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Trustee of Fidelity Fixed-Income Trust. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Focused High Income (2004-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir-mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Matthew Conti (39)

Year of Election or Appointment: 2004

Vice President of Focused High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 2004

Secretary of Focused High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2004

Assistant Secretary of Focused High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Focused High Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2004

Chief Financial Officer of Focused High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Focused High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Com-pany, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2004

Deputy Treasurer of Focused High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Focused High Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Focused High Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Focused High Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Man-ager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 2004 Assistant Treasurer of Focused High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Focused High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Focused High Income (2004). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

A total of .12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Annual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FFHI-UANN-0605
1.801605.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

High Income

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	5.18%	3.05%	6.36%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund

The high-yield rally that began in October 2002 was derailed in the late stages of the 12-month period ending April 30, 2005. During the period, the Merrill Lynch® U.S. High Yield Master II Index returned 6.49%, but fell 2.50% in the first four months of 2005. Lower-quality debt did well through most of 2004, bolstered by strong demand, a near-record low default rate and corporate America's efforts to improve its balance sheets. However, the market's streak of seven consecutive monthly gains ended in January, based partly on weakness in the air transportation and automotive industries and an equity market downturn. High yield bounced back in February, but again turned negative in March and April on concerns about rising interest rates and inflationary pressures. Possible credit-rating downgrades of two major U.S. automakers, along with persistently high energy prices, also drove down returns. The Merrill Lynch benchmark's loss in the first quarter of 2005 was just its second decline in the past 10 quarters.

For the 12 months ending April 30, 2005, the fund returned 5.18%, while the fund's benchmark, the Merrill Lynch U.S. High Yield Master II Index, returned 6.49% and the fund's peer group average, the LipperSM High Current Yield Funds Average, returned 5.44%. The biggest negative influence on performance versus the index came from security selection in and an underweighting of the telecommunications sector, which benefited from increased merger-and-acquisition activity and investors' higher risk tolerance. In terms of individual detractors, not owning strong-performing telecom company and index component AT&T hurt, as did overweighting weak airlines such as Continental. Additionally, the fund's average cash weighting of just under 6% was a drawback in a generally strong high-yield market. On the plus side, the fund was helped by a significant underweighting in Calpine, an independent power producer and marketer. Investors were concerned that conditions in the merchant power markets would not improve enough to bail out the highly levered company. El Paso Corp. - a longtime large holding in the fund - was a strong contributor, as rising natural gas prices and continued progress in its corporate restructuring helped the company.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,001.30	$ 3.82
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.98	$ 3.86

* Expenses are equal to the Fund's annualized expense ratio of .77%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	2.4	2.5
CMS Energy Corp.	2.4	2.6
The Coastal Corp.	1.9	1.9
American Airlines, Inc. pass thru trust certificates	1.6	1.3
Georgia-Pacific Corp.	1.5	1.9
	9.8
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	8.9	10.4
Telecommunications	7.6	7.3
Cable TV	7.2	6.8
Healthcare	7.1	5.0
Energy	6.4	7.9
Quality Diversification (% of fund's net assets)
As of April 30, 2005*	As of October 31, 2004**
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 0.3%	BBB 1.1%
BB 27.3%	BB 24.3%
B 48.7%	B 48.9%
CCC, CC, C 9.0%	CCC, CC, C 9.3%
Not Rated 4.0%	Not Rated 4.6%
Equities 1.7%	Equities 2.0%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 9.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Nonconvertible Bonds 82.8%		Nonconvertible Bonds 81.0%
	Convertible Bonds, Preferred Stocks 0.6%		Convertible Bonds, Preferred Stocks 0.6%
	Common Stocks 1.2%		Common Stocks 1.5%
	Floating Rate Loans 6.4%		Floating Rate Loans 7.1%
	Short-Term Investments and Net Other Assets 9.0%		Short-Term Investments and Net Other Assets 9.8%
* Foreign investments	13.6%	** Foreign investments	11.7%

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Corporate Bonds - 82.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
Technology - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 5,000	$ 2,822
Nonconvertible Bonds - 82.8%
Aerospace - 0.6%
BE Aerospace, Inc.:
8% 3/1/08	7,125	7,054
8.875% 5/1/11	6,625	6,658
L-3 Communications Corp. 6.125% 1/15/14	5,930	5,841
		19,553
Air Transportation - 3.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,509
7.377% 5/23/19	14,597	9,488
7.379% 5/23/16	9,943	6,364
7.8% 4/1/08	6,355	5,688
8.608% 10/1/12	9,395	8,549
10.18% 1/2/13	4,239	2,883
10.32% 7/30/14 (e)	3,994	2,596
AMR Corp.:
9% 9/15/16	3,970	3,017
9.17% 1/30/12	860	520
10.13% 6/15/11	860	520
10.45% 11/15/11	2,595	1,570
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,840	1,416
7.568% 12/1/06	4,005	3,224
8.312% 10/2/12	1,973	1,479
8.321% 11/1/06	2,305	2,305
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	353	236
9.5% 11/18/08 (e)	22,240	18,014
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	489	259
7.711% 9/18/11	9,634	4,624
7.779% 11/18/05	4,827	3,524
7.779% 1/2/12	29,785	11,914
7.92% 5/18/12	7,170	3,155
Northwest Airlines Corp. 10% 2/1/09	2,000	1,020
Northwest Airlines, Inc. 10.5% 4/1/09	540	405
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	$ 9,402	$ 7,052
7.691% 4/1/17	1,167	887
		111,218
Automotive - 1.9%
Cooper Standard Auto, Inc. 7% 12/15/12 (e)	2,400	2,112
Dana Corp. 6.5% 3/1/09	2,862	2,837
Delco Remy International, Inc. 9.375% 4/15/12	15,165	12,587
Navistar International Corp.:
6.25% 3/1/12 (e)	7,240	6,516
7.5% 6/15/11	2,210	2,160
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,610
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	19,865	18,176
Visteon Corp.:
7% 3/10/14	5,560	3,836
8.25% 8/1/10	6,425	4,947
		57,781
Broadcasting - 1.0%
Granite Broadcasting Corp. 9.75% 12/1/10	5,000	4,563
Nexstar Broadcasting, Inc.:
7% 1/15/14	17,870	16,083
7% 1/15/14 (e)	5,000	4,500
Radio One, Inc.:
6.375% 2/15/13 (e)	2,710	2,635
8.875% 7/1/11	3,715	3,956
		31,737
Building Materials - 1.7%
Building Materials Corp. of America 7.75% 8/1/14	10,975	10,426
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	2,750	1,485
Nortek, Inc. 8.5% 9/1/14	9,255	8,144
RMCC Acquisition Co. 9.5% 11/1/12 (e)	22,005	21,455
Texas Industries, Inc. 10.25% 6/15/11	10,000	11,300
		52,810
Cable TV - 4.3%
Cablevision Systems Corp.:
7.89% 4/1/09 (e)(f)	9,130	9,267
8% 4/15/12 (e)	12,510	12,401
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	$ 8,830	$ 5,607
9.625% 11/15/09	13,425	9,867
10% 4/1/09	3,000	2,250
10% 5/15/11	3,170	2,251
10.25% 1/15/10	1,866	1,381
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	9,410	9,057
CSC Holdings, Inc.:
7.625% 4/1/11	28,375	29,084
7.625% 7/15/18	1,465	1,465
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	4,055	4,390
EchoStar DBS Corp. 5.75% 10/1/08	7,970	7,850
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,640
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	3,810	4,077
Rogers Cable, Inc. 6.75% 3/15/15	14,310	13,755
Videotron Ltee 6.875% 1/15/14	14,060	13,849
		129,191
Capital Goods - 2.6%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	4,220	4,115
Hawk Corp. 8.75% 11/1/14	3,420	3,506
Invensys PLC 9.875% 3/15/11 (e)	29,740	29,443
Mueller Group, Inc. 7.4925% 11/1/11 (f)	7,390	7,501
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	4,400	3,751
Roller Bearing Holding, Inc. 13% 6/15/09 (e)	22,220	22,664
Terex Corp.:
9.25% 7/15/11	2,000	2,165
10.375% 4/1/11	5,000	5,413
		78,558
Chemicals - 2.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,010	8,791
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(e)	6,595	4,287
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	18,454
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	2,860	3,260
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.:
9.5% 12/15/08	$ 20,900	$ 22,154
9.625% 5/1/07	1,875	1,978
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,119
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit	522	559
13% 12/1/07 unit	2,420	2,589
PolyOne Corp.:
8.875% 5/1/12	3,500	3,675
10.625% 5/15/10	6,735	7,392
		76,258
Consumer Products - 0.6%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	1,971	2,222
Jostens IH Corp. 7.625% 10/1/12	3,300	3,284
K2, Inc. 7.375% 7/1/14	7,640	7,755
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (e)	2,290	2,313
The Scotts Co. 6.625% 11/15/13	4,080	3,988
		19,562
Containers - 2.1%
AEP Industries, Inc. 7.875% 3/15/13 (e)	1,720	1,699
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,642
BWAY Corp. 10% 10/15/10	7,735	7,832
Crown European Holdings SA 10.875% 3/1/13	9,370	10,682
Graham Packaging Co. LP/ GPC Capital Corp. 8.5% 10/15/12 (e)	6,080	5,654
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (e)	5,330	5,170
7.75% 5/15/11	3,750	3,975
8.25% 5/15/13	3,000	3,195
8.75% 11/15/12	3,000	3,248
8.875% 2/15/09	4,000	4,230
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,071
7.5% 5/15/10	10,000	10,300
7.8% 5/15/18	1,070	1,081
		64,779
Diversified Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,898
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
CanWest Media, Inc. 8% 9/15/12 (e)	$ 2,660	$ 2,713
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,475
LBI Media, Inc. 10.125% 7/15/12	9,390	10,376
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,340
		27,802
Electric Utilities - 7.9%
AES Corp.:
8.75% 6/15/08	1,628	1,722
8.75% 5/15/13 (e)	26,680	28,748
8.875% 2/15/11	906	967
9% 5/15/15 (e)	4,000	4,330
9.375% 9/15/10	13,149	14,283
9.5% 6/1/09	17,342	18,773
AES Gener SA 7.5% 3/25/14	7,000	6,860
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	15,209
Calpine Corp.:
8.5% 7/15/10 (e)	2,950	2,028
8.8906% 7/15/07 (e)(f)	8,602	6,580
Calpine Generating Co. LLC 6.85% 4/1/09 (f)	5,000	5,013
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,078
8.5% 4/15/11	11,175	11,873
8.9% 7/15/08	19,995	21,170
9.875% 10/15/07	13,320	14,302
Nevada Power Co.:
5.875% 1/15/15 (e)	2,950	2,847
9% 8/15/13	3,000	3,300
10.875% 10/15/09	4,000	4,450
NorthWestern Energy Corp. 5.875% 11/1/14 (e)	1,500	1,489
NRG Energy, Inc. 8% 12/15/13 (e)	10,170	10,323
Reliant Energy, Inc.:
6.75% 12/15/14	4,370	3,846
9.25% 7/15/10	2,240	2,341
9.5% 7/15/13	2,630	2,762
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,259
TECO Energy, Inc.:
6.125% 5/1/07	10,905	11,069
10.5% 12/1/07	6,370	7,134
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	$ 7,300	$ 7,154
Western Resources, Inc. 7.125% 8/1/09	3,940	4,255
		238,165
Energy - 6.1%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,575
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,255
7.5% 6/15/14	6,430	6,719
El Paso Corp. 7.875% 6/15/12	10,430	10,130
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,465
7.375% 12/15/12	8,485	7,976
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,176
Grant Prideco, Inc.:
9% 12/15/09	1,030	1,123
9.625% 12/1/07	2,000	2,195
Hanover Compressor Co.:
8.625% 12/15/10	2,030	2,060
9% 6/1/14	3,710	3,858
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,608
Kerr-McGee Corp. 6.875% 9/15/11	1,880	1,906
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,364
Plains Exploration & Production Co. 7.125% 6/15/14	3,410	3,512
Premcor Refining Group, Inc.:
7.75% 2/1/12	3,000	3,105
9.25% 2/1/10	5,000	5,400
Pride International, Inc. 7.375% 7/15/14	3,650	3,937
Range Resources Corp. 7.375% 7/15/13	9,015	9,285
Sonat, Inc.:
6.625% 2/1/08	12,595	12,154
6.75% 10/1/07	520	514
7.625% 7/15/11	1,485	1,420
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,021
Stone Energy Corp. 6.75% 12/15/14	1,720	1,638
The Coastal Corp.:
6.5% 5/15/06	12,550	12,628
6.5% 6/1/08	10,660	10,207
7.5% 8/15/06	16,940	17,300
7.625% 9/1/08	7,970	7,850
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
The Coastal Corp.: - continued
7.75% 6/15/10	$ 7,795	$ 7,581
10.75% 10/1/10	770	857
Williams Companies, Inc.:
7.125% 9/1/11	11,320	11,801
7.625% 7/15/19	3,000	3,270
8.75% 3/15/32	5,000	5,800
		183,690
Environmental - 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	7,458
8.5% 12/1/08	25,890	26,214
		33,672
Food and Drug Retail - 1.5%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,850
8.25% 7/15/10	17,550	19,086
Jean Coutu Group, Inc.:
7.625% 8/1/12	2,370	2,346
8.5% 8/1/14	6,210	5,837
Rite Aid Corp. 12.5% 9/15/06	8,565	9,250
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (f)	5,560	5,449
		44,818
Food/Beverage/Tobacco - 2.3%
Dean Foods Co. 8.15% 8/1/07	5,198	5,484
Del Monte Corp. 6.75% 2/15/15 (e)	5,130	4,976
Doane Pet Care Co. 10.75% 3/1/10	7,375	7,891
Dole Food Co., Inc. 8.625% 5/1/09	4,583	4,847
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	19,980	19,031
Smithfield Foods, Inc. 7% 8/1/11	19,430	19,819
United Agriculture Products, Inc. 9% 12/15/11	6,582	6,385
		68,433
Gaming - 2.7%
Argosy Gaming Co. 7% 1/15/14	3,680	4,030
Mandalay Resort Group 9.5% 8/1/08	5,385	5,937
MGM MIRAGE:
5.875% 2/27/14	11,850	11,258
6.75% 9/1/12	9,860	9,909
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM MIRAGE: - continued
9.75% 6/1/07	$ 4,850	$ 5,232
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,132
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	3,980
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,360
Penn National Gaming, Inc. 6.875% 12/1/11	8,970	8,970
Station Casinos, Inc. 6% 4/1/12	5,640	5,598
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (e)	2,100	2,174
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	17,340	16,126
		81,706
Healthcare - 7.1%
AmeriPath, Inc. 10.5% 4/1/13	9,545	9,545
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	5,430	5,593
Bio-Rad Laboratories, Inc. 6.125% 12/15/14 (e)	5,000	4,850
Carriage Services, Inc. 7.875% 1/15/15 (e)	5,170	5,196
Community Health Systems, Inc. 6.5% 12/15/12	6,970	6,761
DaVita, Inc.:
6.625% 3/15/13 (e)	9,980	9,930
7.25% 3/15/15 (e)	21,945	21,506
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	4,260	3,365
HCA, Inc.:
5.5% 12/1/09	15,785	15,627
5.75% 3/15/14	6,895	6,792
6.375% 1/15/15	7,510	7,597
HealthSouth Corp.:
7% 6/15/08	2,000	1,950
7.625% 6/1/12	6,915	6,673
8.375% 10/1/11	1,730	1,721
10.75% 10/1/08	4,315	4,444
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	17,550	17,945
National Nephrology Associates, Inc. 9% 11/1/11 (e)	2,110	2,337
NeighborCare, Inc. 6.875% 11/15/13	7,040	7,251
Psychiatric Solutions, Inc. 10.625% 6/15/13	6,207	6,812
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,111
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
7.375% 2/1/13	$ 19,840	$ 18,650
9.25% 2/1/15 (e)	9,860	9,860
9.875% 7/1/14	8,005	8,285
U.S. Oncology, Inc.:
9% 8/15/12	19,610	20,198
10.75% 8/15/14	3,085	3,255
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14	4,955	4,856
		214,110
Homebuilding/Real Estate - 1.0%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13 (e)	8,280	7,949
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,591
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,100
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,000
WCI Communities, Inc.:
6.625% 3/15/15 (e)	5,000	4,500
7.875% 10/1/13	3,440	3,423
10.625% 2/15/11	4,440	4,706
		31,269
Hotels - 0.9%
Gaylord Entertainment Co. 8% 11/15/13	2,910	2,925
Host Marriott LP:
6.375% 3/15/15 (e)	9,535	8,963
7.125% 11/1/13	4,865	4,914
ITT Corp. 6.75% 11/15/05	3,600	3,645
La Quinta Properties, Inc. 8.875% 3/15/11	5,000	5,356
		25,803
Insurance - 0.8%
Provident Companies, Inc.:
7% 7/15/18	855	851
7.25% 3/15/28	1,175	1,156
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,285
7.625% 3/1/11	14,080	15,045
		23,337
Leisure - 1.0%
Equinox Holdings Ltd. 9% 12/15/09	2,000	2,060
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Leisure - continued
Six Flags, Inc. 9.625% 6/1/14	$ 14,745	$ 12,533
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,155	6,986
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (e)(f)	3,460	3,607
Vail Resorts, Inc. 6.75% 2/15/14	3,640	3,572
		28,758
Metals/Mining - 2.2%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	3,998
Century Aluminum Co. 7.5% 8/15/14	2,510	2,510
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,117
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,375
Massey Energy Co. 6.625% 11/15/10	3,800	3,800
Novelis, Inc. 7.25% 2/15/15 (e)	33,245	32,081
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	19,915	17,724
		67,605
Paper - 2.2%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (e)	2,300	2,208
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,107
8% 1/15/24	3,335	3,556
8.125% 5/15/11	2,585	2,818
8.875% 2/1/10	2,000	2,220
8.875% 5/15/31	5,320	6,145
9.5% 12/1/11	23,623	27,934
Norampac, Inc. 6.75% 6/1/13	4,480	4,525
Norske Skog Canada Ltd. 8.625% 6/15/11	9,290	9,429
Stone Container Corp. 8.375% 7/1/12	5,000	4,938
		65,880
Publishing/Printing - 2.0%
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	3,650	4,052
Dex Media, Inc.:
0% 11/15/13 (d)	1,870	1,412
8% 11/15/13	9,250	9,481
Houghton Mifflin Co.:
8.25% 2/1/11	5,000	5,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Houghton Mifflin Co.: - continued
9.875% 2/1/13	$ 22,521	$ 22,859
PRIMEDIA, Inc. 7.625% 4/1/08	17,697	17,697
		60,501
Railroad - 0.7%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,238
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (e)	9,860	9,835
TFM SA de CV:
9.375% 5/1/12 (e)	9,850	9,875
yankee 10.25% 6/15/07	860	912
		21,860
Restaurants - 1.2%
Carrols Corp. 9% 1/15/13 (e)	8,010	8,250
Friendly Ice Cream Corp. 8.375% 6/15/12	2,525	2,348
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	14,615	13,957
NE Restaurant, Inc. 10.75% 7/15/08	3,180	2,989
Uno Restaurant Corp. 10% 2/15/11 (e)	8,740	8,522
		36,066
Services - 1.1%
Corrections Corp. of America 6.25% 3/15/13 (e)	14,790	14,291
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e)	6,510	6,119
Iron Mountain, Inc. 6.625% 1/1/16	4,665	4,082
United Rentals North America, Inc. 7% 2/15/14	8,000	7,120
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (e)(f)	1,505	1,294
		32,906
Shipping - 3.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (e)	13,230	13,428
General Maritime Corp. 10% 3/15/13	9,615	10,336
Gulfmark Offshore, Inc. 7.75% 7/15/14 (e)	2,000	2,020
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(e)	2,830	2,193
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,180	9,976
OMI Corp. 7.625% 12/1/13	3,160	3,168
Seabulk International, Inc. 9.5% 8/15/13	7,985	9,063
Ship Finance International Ltd. 8.5% 12/15/13	40,195	38,580
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,600
		94,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Steels - 1.0%
California Steel Industries, Inc. 6.125% 3/15/14	$ 10,490	$ 9,756
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	11,555	12,624
International Steel Group, Inc. 6.5% 4/15/14	8,335	8,168
		30,548
Super Retail - 2.3%
Asbury Automotive Group, Inc.:
8% 3/15/14	21,385	19,247
9% 6/15/12	9,835	9,638
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,930
Dillard's, Inc. 6.69% 8/1/07	14,045	14,221
Sonic Automotive, Inc. 8.625% 8/15/13	19,995	19,395
		68,431
Technology - 6.3%
Celestica, Inc. 7.875% 7/1/11	28,665	28,486
Flextronics International Ltd.:
6.25% 11/15/14	8,965	8,293
6.5% 5/15/13	2,100	2,000
Freescale Semiconductor, Inc.:
5.8906% 7/15/09 (f)	7,350	7,534
6.875% 7/15/11	8,560	8,860
7.125% 7/15/14	10,760	11,244
Lucent Technologies, Inc.:
6.45% 3/15/29	20,850	17,618
6.5% 1/15/28	1,445	1,199
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,038
Sanmina-SCI Corp. 10.375% 1/15/10	20,775	22,801
Semiconductor Note Participation Trust 0% 8/4/11 (e)	14,535	20,930
Xerox Capital Trust I 8% 2/1/27	19,100	19,387
Xerox Corp.:
6.875% 8/15/11	10,000	10,375
7.125% 6/15/10	10,685	11,273
7.625% 6/15/13	14,500	15,551
		190,589
Telecommunications - 6.1%
Citizens Communications Co. 6.25% 1/15/13	7,135	6,796
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	7,430	7,950
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Crown Castle International Corp.: - continued
10.75% 8/1/11	$ 6,480	$ 6,901
Inmarsat Finance PLC 7.625% 6/30/12	3,710	3,803
Intelsat Ltd.:
6.5% 11/1/13	19,460	15,276
7.625% 4/15/12	10,340	8,789
7.7938% 1/15/12 (e)(f)	8,730	8,861
Millicom International Cellular SA 10% 12/1/13	17,450	16,927
New Skies Satellites BV 7.4375% 11/1/11 (e)(f)	4,490	4,557
Nextel Communications, Inc. 7.375% 8/1/15	20,620	21,960
PanAmSat Corp. 9% 8/15/14	3,105	3,229
Qwest Communications International, Inc.:
7.5% 2/15/11 (e)	4,485	4,317
7.75% 2/15/14 (e)	17,565	16,906
Rogers Communications, Inc.:
6.135% 12/15/10 (f)	5,330	5,437
6.375% 3/1/14	16,950	16,145
7.25% 12/15/12	3,310	3,368
7.5% 3/15/15	8,790	8,988
8% 12/15/12	3,790	3,866
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,490
U.S. West Communications:
5.625% 11/15/08	5,000	4,850
6.125% 11/15/05	6,950	6,950
6.875% 9/15/33	4,920	4,047
		185,413
Textiles & Apparel - 0.3%
Levi Strauss & Co.:
7.73% 4/1/12 (e)(f)	7,330	6,744
9.75% 1/15/15 (e)	4,000	3,800
		10,544
TOTAL NONCONVERTIBLE BONDS		2,507,717
TOTAL CORPORATE BONDS (Cost $2,517,859)		2,510,539
Common Stocks - 1.2%
	Shares	Value (Note 1) (000s)
Cable TV - 0.7%
EchoStar Communications Corp. Class A	150,860	$ 4,367
NTL, Inc. (a)	91,990	5,886
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	4
Telewest Global, Inc. (a)	632,321	11,723
		21,980
Consumer Products - 0.2%
Revlon, Inc. Class A (sub. vtg.)(a)	1,985,500	5,837
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	137
Energy - 0.1%
El Paso Corp.	300,000	2,997
Healthcare - 0.0%
Fountain View, Inc. (g)	8,484	142
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (a)(g)	159,600	377
Services - 0.0%
Spincycle LLC:
Class A (a)	418,003	157
Class F (a)	2,936	1
		158
Telecommunications - 0.2%
Nextel Communications, Inc. Class A (a)	179,525	5,025
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (g)	143,778	1,488
TOTAL COMMON STOCKS (Cost $43,807)		38,141
Nonconvertible Preferred Stocks - 0.5%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	23
Publishing/Printing - 0.5%
PRIMEDIA, Inc. Series D, 10.00%	152,680	15,497
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,100)		15,520
Floating Rate Loans - 6.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Air Transportation - 0.2%
American Airlines, Inc. term loan 8.1268% 12/17/10 (f)	$ 4,638	$ 4,638
Automotive - 0.1%
Goodyear Tire & Rubber Co.:
Tranche 1, 4.67% 4/30/10 (f)	740	747
Tranche 2, term loan 5.89% 4/30/10 (f)	1,040	1,027
		1,774
Cable TV - 2.2%
Charter Communications Operating LLC Tranche B, term loan 6.4398% 4/7/11 (f)	25,372	25,087
Hilton Head Communications LP:
revolver loan 5.75% 9/30/07 (f)	2,512	2,468
Tranche B, term loan 7% 3/31/08 (f)	5,833	5,738
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (f)	30,000	30,300
Olympus Cable Holdings LLC Tranche A, term loan 7% 6/30/10 (f)	1,800	1,773
		65,366
Capital Goods - 0.4%
Invensys International Holding Ltd.:
term loan 7.8738% 12/5/09 (f)	8,000	8,160
Tranche B1, term loan 6.8813% 9/4/09 (f)	4,903	4,965
		13,125
Electric Utilities - 1.0%
AES Corp. term loan 5.41% 8/10/11 (f)	2,214	2,248
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (f)	591	597
term loan 5.2532% 12/24/11 (f)	757	765
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (f)	9,309	9,542
Credit-Linked Deposit 6.98% 6/24/11 (f)	425	431
Texas Genco LLC term loan 5.0602% 12/14/11 (f)	17,968	18,125
		31,708
Energy - 0.2%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (f)	2,850	2,857
term loan 5.875% 11/22/09 (f)	4,712	4,736
		7,593
Entertainment/Film - 0.2%
Regal Cinemas Corp. term loan 4.8425% 11/10/10 (f)	6,719	6,787
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Environmental - 0.1%
Allied Waste Industries, Inc.:
term loan 5.1444% 1/15/12 (f)	$ 1,569	$ 1,569
Tranche A, Credit-Linked Deposit 4.87% 1/15/12 (f)	581	581
		2,150
Homebuilding/Real Estate - 0.4%
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (f)	10,975	11,044
Metals/Mining - 0.1%
Foundation Pennsylvania Coal Co. Tranche B, term loan 5.0294% 7/30/11 (f)	1,802	1,829
Trout Coal Holdings LLC / Dakota:
Tranche 1, term loan 7.5% 3/23/11 (f)	500	499
Tranche 2, term loan 9.75% 3/23/12 (f)	700	704
		3,032
Paper - 0.2%
Boise Cascade Holdings LLC Tranche B, term loan 4.74% 10/26/11 (f)	6,575	6,625
Escanaba Timber LLC term loan 7.75% 5/2/08 (f)	360	362
		6,987
Telecommunications - 1.3%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (f)	37,390	38,512
TOTAL FLOATING RATE LOANS (Cost $189,908)		192,716
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 2.84% (b) (Cost $212,048)	212,048,214	212,048
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $2,975,722)		2,968,964
NET OTHER ASSETS - 2.0%		59,128
NET ASSETS - 100%		$ 3,028,092
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $577,192,000 or 19.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,144,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Fountain View, Inc.	8/19/03 - 1/22/04	$ -
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.4%
Canada	5.8%
United Kingdom	2.5%
Bermuda	2.4%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $915,167,000 of which $175,701,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2005

Assets
Investment in securities, at value (cost $2,975,722) - See accompanying schedule		$ 2,968,964
Cash		87
Receivable for investments sold		42,011
Receivable for fund shares sold		3,438
Dividends receivable		382
Interest receivable		59,687
Prepaid expenses		9
Other affiliated receivables		2
Other receivables		54
Total assets		3,074,634

Liabilities
Payable for investments purchased	$ 36,742
Payable for fund shares redeemed	5,364
Distributions payable	2,406
Accrued management fee	1,465
Other affiliated payables	471
Other payables and accrued expenses	94
Total liabilities		46,542

Net Assets		$ 3,028,092
Net Assets consist of:
Paid in capital		$ 3,925,936
Undistributed net investment income		27,904
Accumulated undistributed net realized gain (loss) on investments		(918,990)
Net unrealized appreciation (depreciation) on investments		(6,758)
Net Assets, for 350,170 shares outstanding		$ 3,028,092
Net Asset Value, offering price and redemption price per share ($3,028,092 ÷ 350,170 shares)		$ 8.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended April 30, 2005

Investment Income A
Interest		$ 234,539

Expenses
Management fee	$ 17,220
Transfer agent fees	4,461
Accounting fees and expenses	972
Independent trustees' compensation	16
Custodian fees and expenses	70
Registration fees	84
Audit	90
Legal	82
Interest	1
Miscellaneous	5
Total expenses before reductions	23,001
Expense reductions	(40)	22,961
Net investment income		211,578
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		58,361
Change in net unrealized appreciation (depreciation) on: Investment securities	(126,349)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(126,353)
Net gain (loss)		(67,992)
Net increase (decrease) in net assets resulting from operations		$ 143,586

A As a result of distributions on securities that represent a return of capital, all distributions have been reclassified from Dividend Income to net unrealized appreciation (depreciation). This entry has no impact on net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 211,578	$ 209,128
Net realized gain (loss)	58,361	146,628
Change in net unrealized appreciation (depreciation)	(126,353)	11,942
Net increase (decrease) in net assets resulting from operations	143,586	367,698
Distributions to shareholders from net investment income	(228,080)	(219,112)
Share transactions Proceeds from sales of shares	790,910	1,219,769
Reinvestment of distributions	192,193	172,936
Cost of shares redeemed	(791,972)	(966,274)
Net increase (decrease) in net assets resulting from share transactions	191,131	426,431
Redemption fees	302	798
Total increase (decrease) in net assets	106,939	575,815

Net Assets
Beginning of period	2,921,153	2,345,338
End of period (including undistributed net investment income of $27,904 and undistributed net investment income of $47,880, respectively)	$ 3,028,092	$ 2,921,153
Other Information Shares
Sold	88,597	139,273
Issued in reinvestment of distributions	21,560	19,658
Redeemed	(89,157)	(110,276)
Net increase (decrease)	21,000	48,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.87	$ 8.36	$ 8.08	$ 9.25	$ 11.32
Income from Investment Operations
Net investment incomeB	.629	.672	.674	.836D,E	1.104
Net realized and unrealized gain (loss)	(.174)	.534	.219	(1.211)D,E	(2.285)
Total from investment operations	.455	1.206	.893	(.375)	(1.181)
Distributions from net investment income	(.676)	(.699)	(.616)	(.802)	(.897)
Redemption fees added to paid in capitalB	.001	.003	.003	.007	.008
Net asset value, end of period	$ 8.65	$ 8.87	$ 8.36	$ 8.08	$ 9.25
Total ReturnA	5.18%	14.84%	12.15%	(3.86)%	(10.77)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.77%	.77%	.79%	.76%	.74%
Expenses net of voluntary waivers, if any	.77%	.77%	.79%	.76%	.74%
Expenses net of all reductions	.77%	.77%	.79%	.76%	.74%
Net investment income	7.07%	7.67%	8.82%	9.90%D,E	10.68%
Supplemental Data
Net assets, end of period (in millions)	$ 3,028	$ 2,921	$ 2,345	$ 1,552	$ 2,158
Portfolio turnover rate	65%	84%	81%	69%	60%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.045 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.44% to 9.90%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. As a result, all distributions were reclassed from Dividend Income to net unrealized appreciation (depreciation). The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 115,406
Unrealized depreciation	(103,913)
Net unrealized appreciation (depreciation)	11,493
Undistributed ordinary income	5,833
Capital loss carryforward	915,167

Cost for federal income tax purposes	$ 2,957,471

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 228,080	$ 219,112

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,859,637 and $1,797,750, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,986 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,270. The weighted average interest rate was 1.89%. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $5 and $31, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other - continued

At the end of the period, The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Trustee of Fidelity Fixed-Income Trust (1984). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of High Income (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir-mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Frederick D. Hoff, Jr. (40)

Year of Election or Appointment: 2000

Vice President of High Income. Mr. Hoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hoff managed a variety of Fidelity funds. Mr. Hoff also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of High Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of High Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1990 Assistant Treasurer of High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

A total of .11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Annual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPH-UANN-0605
1.784717.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Life of fund A
Class A (incl. 4.75% sales charge) B	4.38%	6.82%
Class T (incl. 3.50% sales charge) C	5.63%	7.25%
Class B (incl. contingent deferred sales charge) D	3.76%	7.02%
Class C (incl. contingent deferred sales charge) E	7.66%	7.81%

A From June 26, 2002.

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offereing of Class T shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 5% and 3%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 1% and 0%, respectively.

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A, T, B, and C
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond - Class T on June 26, 2002, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have changed, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending April 30, 2005, the fund's Class A, Class T, Class B and Class C shares returned 9.58%, 9.47%, 8.76% and 8.66%, respectively. In comparison, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index returned 10.12% and the LipperSM Treasury Inflation-Protected Securities Funds Average gained 8.93%. The fund's performance was driven by the strong gains of TIPS, which were fueled by fears of rising interest rates, both actual and expected gains in the rate of inflation, and strong demand. We continued to focus almost exclusively on TIPS rather than other types of inflation-protected securities. That said, the fund did have some investments during part of the period in mortgage, asset-backed and corporate bonds resulting from our allocation to the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to increase returns on cash-like investments. In terms of security selection, we spread investments over a range of maturities, but maintained a relatively heavy weighting in intermediate-maturity TIPS - those with maturities between three and six years. At the same time, we underweighted longer-term securities with maturities of 10 years or more. Underweighting longer-term securities detracted somewhat from performance because they were the TIPS market's best performers, thanks in large measure to strong demand from pension funds and foreign central banks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,025.10	$ 3.26**
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26**
Class T
Actual	$ 1,000.00	$ 1,025.40	$ 3.77**
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76**
Class B
Actual	$ 1,000.00	$ 1,021.20	$ 7.02**
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.00**
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 7.52**
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50**
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,025.80	$ 2.51**
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51**
Institutional Class
Actual	$ 1,000.00	$ 1,025.80	$ 2.51**
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%**
Class T	.75%**
Class B	1.40%**
Class C	1.50%**
Inflation-Protected Bond	.50%**
Institutional Class	.50%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.65%
Actual		$ 3.26
HypotheticalA		$ 3.26
Class T	.75%
Actual		$ 3.77
HypotheticalA		$ 3.76
	Annualized Expense Ratio	Expenses Paid
Class B	1.40%
Actual		$ 7.02
HypotheticalA		$ 7.00
Class C	1.50%
Actual		$ 7.52
HypotheticalA		$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 2.26
HypotheticalA		$ 2.26
Institutional Class	.48%
Actual		$ 2.41
HypotheticalA		$ 2.41

A 5% return per year before expenses

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	3.9	0.0
1 - 1.99%	2.3	11.9
2 - 2.99%	40.2	27.4
3 - 3.99%	52.7	48.6
4% and over	0.0	9.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	10.6	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 0.0%		Corporate Bonds 0.3%
	U.S. Government and U.S. Government Agency Obligations 98.1%		U.S. Government and U.S. Government Agency Obligations 100.1%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 3.0%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 1.4%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets*** (4.8)%
* Foreign investments	0.1%	** Foreign investments	0.4%
* Futures and Swaps	0.0%	** Futures and Swaps	(0.1)%
* Inflation Protected	98.1%	** Inflation Protected	98.9%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 292,919,827	$ 319,875,200
3.625% 4/15/28	173,754,077	232,099,969
3.875% 4/15/29	18,897,138	26,407,453
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	75,918,000	74,871,173
1.875% 7/15/13	43,069,125	44,386,332
2% 1/15/14	389,393,816	404,207,088
2% 7/15/14	50,205,236	52,091,906
3% 7/15/12	168,726,628	187,638,520
3.375% 1/15/07	25,417,560	26,670,237
3.375% 1/15/12	86,504,796	97,870,874
3.625% 1/15/08	237,516,699	255,420,126
3.875% 1/15/09	169,547,050	187,334,070
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,847,802,402)		1,908,872,948
Fixed-Income Funds - 0.3%
	Shares
Fidelity Ultra-Short Central Fund (a) (Cost $5,153,544)	51,972	5,172,253
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $16,471,000)	$ 16,475,067	16,471,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,869,426,946)		1,930,516,201
NET OTHER ASSETS - 0.8%		14,753,059
NET ASSETS - 100%		$ 1,945,269,260
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $16,471,000) (cost $1,869,426,946) - See accompanying schedule		$ 1,930,516,201
Cash		920
Receivable for fund shares sold		5,036,542
Interest receivable		12,098,222
Prepaid expenses		4,289
Receivable from investment adviser for expense reductions		189,284
Other affiliated receivables		10,490
Total assets		1,947,855,948

Liabilities
Payable for fund shares redeemed	$ 1,282,274
Distributions payable	156,435
Accrued management fee	668,851
Transfer agent fee payable	237,312
Distribution fees payable	123,438
Other affiliated payables	55,363
Other payables and accrued expenses	63,015
Total liabilities		2,586,688

Net Assets		$ 1,945,269,260
Net Assets consist of:
Paid in capital		$ 1,867,398,733
Undistributed net investment income		10,913,086
Accumulated undistributed net realized gain (loss) on investments		5,868,186
Net unrealized appreciation (depreciation) on investments		61,089,255
Net Assets		$ 1,945,269,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,421,717 ÷ 6,571,243 shares)	$ 11.48

Maximum offering price per share (100/95.25 of $11.48)	$ 12.05
Class T: Net Asset Value and redemption price per share ($84,595,660 ÷ 7,364,282 shares)	$ 11.49

Maximum offering price per share (100/96.50 of $11.49)	$ 11.91
Class B: Net Asset Value and offering price per share ($56,052,250 ÷ 4,881,153 shares)A	$ 11.48

Class C: Net Asset Value and offering price per share ($71,406,961 ÷ 6,223,813 shares)A	$ 11.47

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,579,696,579 ÷ 137,305,611 shares)	$ 11.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,096,093 ÷ 6,800,588 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2005

Investment Income
Interest		$ 66,809,486

Expenses
Management fee	$ 6,640,293
Transfer agent fees	2,445,210
Distribution fees	1,230,007
Accounting fees and expenses	585,699
Independent trustees' compensation	8,028
Custodian fees and expenses	25,459
Registration fees	170,625
Audit	59,708
Legal	6,055
Miscellaneous	6,775
Total expenses before reductions	11,177,859
Expense reductions	(2,147,120)	9,030,739
Net investment income		57,778,747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		14,592,199
Change in net unrealized appreciation (depreciation) on investment securities		66,977,301
Net gain (loss)		81,569,500
Net increase (decrease) in net assets resulting from operations		$ 139,348,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,778,747	$ 25,788,372
Net realized gain (loss)	14,592,199	6,675,099
Change in net unrealized appreciation (depreciation)	66,977,301	(13,284,357)
Net increase (decrease) in net assets resulting from operations	139,348,247	19,179,114
Distributions to shareholders from net investment income	(19,294,231)	(11,875,486)
Distributions to shareholders from net realized gain	(44,824,518)	(17,330,008)
Total distributions	(64,118,749)	(29,205,494)
Share transactions - net increase (decrease)	499,922,603	774,198,156
Total increase (decrease) in net assets	575,152,101	764,171,776

Net Assets
Beginning of period	1,370,117,159	605,945,383
End of period (including undistributed net investment income of $10,913,086 and undistributed net investment income of $7,841,154, respectively)	$ 1,945,269,260	$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.407	.323	.236
Net realized and unrealized gain (loss)	.620	.236 F	.080
Total from investment operations	1.027	.559	.316
Distributions from net investment income	(.132)	(.148)	(.106)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.467)	(.409)	(.156)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	9.58%	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.81%	.84%	.86% A
Expenses net of voluntary waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.65% A
Net investment income	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.397	.313	.229
Net realized and unrealized gain (loss)	.619	.246 F	.081
Total from investment operations	1.016	.559	.310
Distributions from net investment income	(.121)	(.138)	(.100)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	9.47%	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.90%	.95%	.99% A
Expenses net of voluntary waivers, if any	.75%	.75%	.75% A
Expenses net of all reductions	.75%	.75%	.75% A
Net investment income	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.324	.242	.190
Net realized and unrealized gain (loss)	.619	.235 F	.082
Total from investment operations	.943	.477	.272
Distributions from net investment income	(.048)	(.066)	(.062)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.383)	(.327)	(.112)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	8.76%	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.61%	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40%	1.40% A
Net investment income	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.312	.230	.184
Net realized and unrealized gain (loss)	.619	.235 F	.072
Total from investment operations	.931	.465	.256
Distributions from net investment income	(.036)	(.054)	(.056)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.371)	(.315)	(.106)
Net asset value, end of period	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	8.66%	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67%	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50% A
Net investment income	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.426	.341	.358
Net realized and unrealized gain (loss)	.618	.235 E	.653
Total from investment operations	1.044	.576	1.011
Distributions from net investment income	(.149)	(.165)	(.171)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	9.73%	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.63%	.67%	.69% A
Expenses net of voluntary waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.425	.337	.243
Net realized and unrealized gain (loss)	.619	.239 E	.082
Total from investment operations	1.044	.576	.325
Distributions from net investment income	(.149)	(.165)	(.115)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.484)	(.426)	(.165)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	9.74%	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.61%	.67%	.73% A
Expenses net of voluntary waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, market discount and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 59,105,729
Unrealized depreciation	(1,450,816)
Net unrealized appreciation (depreciation)	57,654,913
Undistributed ordinary income	10,640,306
Undistributed long-term capital gain	8,482,057

Cost for federal income tax purposes	$ 1,872,861,288

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 62,236,651	$ 28,618,125
Long-term Capital Gains	1,882,098	587,369
Total	$ 64,118,749	$ 29,205,494

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $110,000,479, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 87,589	$ -
Class T	0%	.25%	164,713	57,800
Class B	.65%	.25%	418,057	302,148
Class C	.75%	.25%	559,648	282,857
			$ 1,230,007	$ 642,805

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 94,042
Class T	23,638
Class B*	93,777
Class C*	36,368
$ 247,825

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 107,338.18
Class T	112,004.17
Class B	105,106.23
Class C	106,915.19
Inflation-Protected Bond	1,920,229.15
Institutional Class	93,618.13
	$ 2,445,210

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,149,361 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 94,155
Class T	.75%	98,748
Class B	1.40%	96,138
Class C	1.50%	95,952
Inflation-Protected Bond	.50%	1,674,303
Institutional Class	.50%	79,707
		$ 2,139,003

Effective June 1, 2005 the expense limitation will be eliminated for Inflation-Protected Bond shares.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 153
Inflation-Protected Bond	7,950
$ 8,103

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2005	2004
From net investment income
Class A	$ 676,026	$ 240,750
Class T	697,465	305,177
Class B	191,845	171,388
Class C	174,528	140,325
Inflation-Protected Bond	16,611,385	10,787,099
Institutional Class	942,982	230,747
Total	$ 19,294,231	$ 11,875,486
From net realized gain
Class A	$ 1,635,938	$ 374,434
Class T	1,886,603	468,380
Class B	1,325,636	642,984
Class C	1,604,285	621,612
Inflation-Protected Bond	36,302,675	15,131,919
Institutional Class	2,069,381	90,679
Total	$ 44,824,518	$ 17,330,008

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class A
Shares sold	5,021,700	2,898,529	$ 56,281,175	$ 32,226,130
Reinvestment of distributions	178,209	44,484	2,001,408	492,340
Shares redeemed	(1,526,964)	(1,010,562)	(17,171,768)	(11,219,569)
Net increase (decrease)	3,672,945	1,932,451	$ 41,110,815	$ 21,498,901
Class T
Shares sold	4,981,973	4,305,956	$ 56,102,562	$ 47,873,322
Reinvestment of distributions	214,667	65,214	2,410,990	722,007
Shares redeemed	(1,883,700)	(1,366,327)	(21,245,577)	(15,080,888)
Net increase (decrease)	3,312,940	3,004,843	$ 37,267,975	$ 33,514,441

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class B
Shares sold	2,219,279	2,136,200	$ 25,025,608	$ 23,697,544
Reinvestment of distributions	113,612	62,767	1,271,552	694,855
Shares redeemed	(986,322)	(653,518)	(11,088,742)	(7,208,167)
Net increase (decrease)	1,346,569	1,545,449	$ 15,208,418	$ 17,184,232
Class C
Shares sold	3,224,844	3,453,034	$ 36,415,076	$ 38,377,757
Reinvestment of distributions	128,440	56,600	1,436,333	626,110
Shares redeemed	(1,424,585)	(1,066,827)	(15,978,040)	(11,738,667)
Net increase (decrease)	1,928,699	2,442,807	$ 21,873,369	$ 27,265,200
Inflation-Protected Bond
Shares sold	70,321,365	92,431,459	$ 795,660,572	$ 1,029,231,226
Reinvestment of distributions	4,476,761	2,230,784	50,289,597	24,741,917
Shares redeemed	(41,896,190)	(40,349,290)	(469,647,371)	(444,382,811)
Net increase (decrease)	32,901,936	54,312,953	$ 376,302,798	$ 609,590,332
Institutional Class
Shares sold	2,383,118	6,179,251	$ 26,842,716	$ 69,007,458
Reinvestment of distributions	35,272	12,111	396,337	134,030
Shares redeemed	(1,689,880)	(357,787)	(19,079,825)	(3,996,438)
Net increase (decrease)	728,510	5,833,575	$ 8,159,228	$ 65,145,050

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Inflation-Protected Bond shares will consist of an asset based fee which will be reduced to a rate of ..10% of average net assets. The account fees will be eliminated.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 14, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care system (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (56)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of Advisor Inflation-Protection Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/06/05	06/03/05	$.11

Class T	06/06/05	06/03/05	$.11

Class B	06/06/05	06/03/05	$.11

Class C	06/06/05	06/03/05	$.11

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended April 30, 2005, $9,831,584, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended April 30, 2004, $1,625,828, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 91.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Fidelity Advisor Inflation-Protected Bond.

Annual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-UANN-0605
1.784719.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Annual Report

April 30, 2005

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Life of fund A
Institutional Class B	9.74%	8.81%

A From June 26, 2002.

B The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending April 30, 2005, the fund's Institutional Class shares returned 9.74%. In comparison, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index returned 10.12% and the LipperSM Treasury Inflation-Protected Securities Funds Average gained 8.93%. The fund's performance was driven by the strong gains of TIPS, which were fueled by fears of rising interest rates, both actual and expected gains in the rate of inflation, and strong demand. We continued to focus almost exclusively on TIPS rather than other types of inflation-protected securities. That said, the fund did have some investments during part of the period in mortgage, asset-backed and corporate bonds resulting from our allocation to the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to increase returns on cash-like investments. In terms of security selection, we spread investments over a range of maturities, but maintained a relatively heavy weighting in intermediate-maturity TIPS - those with maturities between three and six years. At the same time, we underweighted longer-term securities with maturities of 10 years or more. Underweighting longer-term securities detracted somewhat from performance because they were the TIPS market's best performers, thanks in large measure to strong demand from pension funds and foreign central banks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,025.10	$ 3.26**
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26**
Class T
Actual	$ 1,000.00	$ 1,025.40	$ 3.77**
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76**
Class B
Actual	$ 1,000.00	$ 1,021.20	$ 7.02**
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.00**
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 7.52**
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50**
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,025.80	$ 2.51**
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51**
Institutional Class
Actual	$ 1,000.00	$ 1,025.80	$ 2.51**
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%**
Class T	.75%**
Class B	1.40%**
Class C	1.50%**
Inflation-Protected Bond	.50%**
Institutional Class	.50%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.65%
Actual		$ 3.26
HypotheticalA		$ 3.26
Class T	.75%
Actual		$ 3.77
HypotheticalA		$ 3.76
	Annualized Expense Ratio	Expenses Paid
Class B	1.40%
Actual		$ 7.02
HypotheticalA		$ 7.00
Class C	1.50%
Actual		$ 7.52
HypotheticalA		$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 2.26
HypotheticalA		$ 2.26
Institutional Class	.48%
Actual		$ 2.41
HypotheticalA		$ 2.41

A 5% return per year before expenses

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	3.9	0.0
1 - 1.99%	2.3	11.9
2 - 2.99%	40.2	27.4
3 - 3.99%	52.7	48.6
4% and over	0.0	9.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	10.6	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 0.0%		Corporate Bonds 0.3%
	U.S. Government and U.S. Government Agency Obligations 98.1%		U.S. Government and U.S. Government Agency Obligations 100.1%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 3.0%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 1.4%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets*** (4.8)%
* Foreign investments	0.1%	** Foreign investments	0.4%
* Futures and Swaps	0.0%	** Futures and Swaps	(0.1)%
* Inflation Protected	98.1%	** Inflation Protected	98.9%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 292,919,827	$ 319,875,200
3.625% 4/15/28	173,754,077	232,099,969
3.875% 4/15/29	18,897,138	26,407,453
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	75,918,000	74,871,173
1.875% 7/15/13	43,069,125	44,386,332
2% 1/15/14	389,393,816	404,207,088
2% 7/15/14	50,205,236	52,091,906
3% 7/15/12	168,726,628	187,638,520
3.375% 1/15/07	25,417,560	26,670,237
3.375% 1/15/12	86,504,796	97,870,874
3.625% 1/15/08	237,516,699	255,420,126
3.875% 1/15/09	169,547,050	187,334,070
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,847,802,402)		1,908,872,948
Fixed-Income Funds - 0.3%
	Shares
Fidelity Ultra-Short Central Fund (a) (Cost $5,153,544)	51,972	5,172,253
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $16,471,000)	$ 16,475,067	16,471,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,869,426,946)		1,930,516,201
NET OTHER ASSETS - 0.8%		14,753,059
NET ASSETS - 100%		$ 1,945,269,260
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $16,471,000) (cost $1,869,426,946) - See accompanying schedule		$ 1,930,516,201
Cash		920
Receivable for fund shares sold		5,036,542
Interest receivable		12,098,222
Prepaid expenses		4,289
Receivable from investment adviser for expense reductions		189,284
Other affiliated receivables		10,490
Total assets		1,947,855,948

Liabilities
Payable for fund shares redeemed	$ 1,282,274
Distributions payable	156,435
Accrued management fee	668,851
Transfer agent fee payable	237,312
Distribution fees payable	123,438
Other affiliated payables	55,363
Other payables and accrued expenses	63,015
Total liabilities		2,586,688

Net Assets		$ 1,945,269,260
Net Assets consist of:
Paid in capital		$ 1,867,398,733
Undistributed net investment income		10,913,086
Accumulated undistributed net realized gain (loss) on investments		5,868,186
Net unrealized appreciation (depreciation) on investments		61,089,255
Net Assets		$ 1,945,269,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,421,717 ÷ 6,571,243 shares)	$ 11.48

Maximum offering price per share (100/95.25 of $11.48)	$ 12.05
Class T: Net Asset Value and redemption price per share ($84,595,660 ÷ 7,364,282 shares)	$ 11.49

Maximum offering price per share (100/96.50 of $11.49)	$ 11.91
Class B: Net Asset Value and offering price per share ($56,052,250 ÷ 4,881,153 shares)A	$ 11.48

Class C: Net Asset Value and offering price per share ($71,406,961 ÷ 6,223,813 shares)A	$ 11.47

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,579,696,579 ÷ 137,305,611 shares)	$ 11.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,096,093 ÷ 6,800,588 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2005

Investment Income
Interest		$ 66,809,486

Expenses
Management fee	$ 6,640,293
Transfer agent fees	2,445,210
Distribution fees	1,230,007
Accounting fees and expenses	585,699
Independent trustees' compensation	8,028
Custodian fees and expenses	25,459
Registration fees	170,625
Audit	59,708
Legal	6,055
Miscellaneous	6,775
Total expenses before reductions	11,177,859
Expense reductions	(2,147,120)	9,030,739
Net investment income		57,778,747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		14,592,199
Change in net unrealized appreciation (depreciation) on investment securities		66,977,301
Net gain (loss)		81,569,500
Net increase (decrease) in net assets resulting from operations		$ 139,348,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,778,747	$ 25,788,372
Net realized gain (loss)	14,592,199	6,675,099
Change in net unrealized appreciation (depreciation)	66,977,301	(13,284,357)
Net increase (decrease) in net assets resulting from operations	139,348,247	19,179,114
Distributions to shareholders from net investment income	(19,294,231)	(11,875,486)
Distributions to shareholders from net realized gain	(44,824,518)	(17,330,008)
Total distributions	(64,118,749)	(29,205,494)
Share transactions - net increase (decrease)	499,922,603	774,198,156
Total increase (decrease) in net assets	575,152,101	764,171,776

Net Assets
Beginning of period	1,370,117,159	605,945,383
End of period (including undistributed net investment income of $10,913,086 and undistributed net investment income of $7,841,154, respectively)	$ 1,945,269,260	$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.407	.323	.236
Net realized and unrealized gain (loss)	.620	.236 F	.080
Total from investment operations	1.027	.559	.316
Distributions from net investment income	(.132)	(.148)	(.106)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.467)	(.409)	(.156)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	9.58%	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.81%	.84%	.86% A
Expenses net of voluntary waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.65% A
Net investment income	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.397	.313	.229
Net realized and unrealized gain (loss)	.619	.246 F	.081
Total from investment operations	1.016	.559	.310
Distributions from net investment income	(.121)	(.138)	(.100)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	9.47%	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.90%	.95%	.99% A
Expenses net of voluntary waivers, if any	.75%	.75%	.75% A
Expenses net of all reductions	.75%	.75%	.75% A
Net investment income	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.324	.242	.190
Net realized and unrealized gain (loss)	.619	.235 F	.082
Total from investment operations	.943	.477	.272
Distributions from net investment income	(.048)	(.066)	(.062)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.383)	(.327)	(.112)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	8.76%	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.61%	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40%	1.40% A
Net investment income	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.312	.230	.184
Net realized and unrealized gain (loss)	.619	.235 F	.072
Total from investment operations	.931	.465	.256
Distributions from net investment income	(.036)	(.054)	(.056)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.371)	(.315)	(.106)
Net asset value, end of period	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	8.66%	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67%	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50% A
Net investment income	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.426	.341	.358
Net realized and unrealized gain (loss)	.618	.235 E	.653
Total from investment operations	1.044	.576	1.011
Distributions from net investment income	(.149)	(.165)	(.171)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	9.73%	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.63%	.67%	.69% A
Expenses net of voluntary waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.425	.337	.243
Net realized and unrealized gain (loss)	.619	.239 E	.082
Total from investment operations	1.044	.576	.325
Distributions from net investment income	(.149)	(.165)	(.115)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.484)	(.426)	(.165)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	9.74%	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.61%	.67%	.73% A
Expenses net of voluntary waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, market discount and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 59,105,729
Unrealized depreciation	(1,450,816)
Net unrealized appreciation (depreciation)	57,654,913
Undistributed ordinary income	10,640,306
Undistributed long-term capital gain	8,482,057

Cost for federal income tax purposes	$ 1,872,861,288

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 62,236,651	$ 28,618,125
Long-term Capital Gains	1,882,098	587,369
Total	$ 64,118,749	$ 29,205,494

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $110,000,479, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 87,589	$ -
Class T	0%	.25%	164,713	57,800
Class B	.65%	.25%	418,057	302,148
Class C	.75%	.25%	559,648	282,857
			$ 1,230,007	$ 642,805

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 94,042
Class T	23,638
Class B*	93,777
Class C*	36,368
$ 247,825

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 107,338.18
Class T	112,004.17
Class B	105,106.23
Class C	106,915.19
Inflation-Protected Bond	1,920,229.15
Institutional Class	93,618.13
	$ 2,445,210

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,149,361 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 94,155
Class T	.75%	98,748
Class B	1.40%	96,138
Class C	1.50%	95,952
Inflation-Protected Bond	.50%	1,674,303
Institutional Class	.50%	79,707
		$ 2,139,003

Effective June 1, 2005 the expense limitation will be eliminated for Inflation-Protected Bond shares.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 153
Inflation-Protected Bond	7,950
$ 8,103

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2005	2004
From net investment income
Class A	$ 676,026	$ 240,750
Class T	697,465	305,177
Class B	191,845	171,388
Class C	174,528	140,325
Inflation-Protected Bond	16,611,385	10,787,099
Institutional Class	942,982	230,747
Total	$ 19,294,231	$ 11,875,486
From net realized gain
Class A	$ 1,635,938	$ 374,434
Class T	1,886,603	468,380
Class B	1,325,636	642,984
Class C	1,604,285	621,612
Inflation-Protected Bond	36,302,675	15,131,919
Institutional Class	2,069,381	90,679
Total	$ 44,824,518	$ 17,330,008

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class A
Shares sold	5,021,700	2,898,529	$ 56,281,175	$ 32,226,130
Reinvestment of distributions	178,209	44,484	2,001,408	492,340
Shares redeemed	(1,526,964)	(1,010,562)	(17,171,768)	(11,219,569)
Net increase (decrease)	3,672,945	1,932,451	$ 41,110,815	$ 21,498,901
Class T
Shares sold	4,981,973	4,305,956	$ 56,102,562	$ 47,873,322
Reinvestment of distributions	214,667	65,214	2,410,990	722,007
Shares redeemed	(1,883,700)	(1,366,327)	(21,245,577)	(15,080,888)
Net increase (decrease)	3,312,940	3,004,843	$ 37,267,975	$ 33,514,441

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class B
Shares sold	2,219,279	2,136,200	$ 25,025,608	$ 23,697,544
Reinvestment of distributions	113,612	62,767	1,271,552	694,855
Shares redeemed	(986,322)	(653,518)	(11,088,742)	(7,208,167)
Net increase (decrease)	1,346,569	1,545,449	$ 15,208,418	$ 17,184,232
Class C
Shares sold	3,224,844	3,453,034	$ 36,415,076	$ 38,377,757
Reinvestment of distributions	128,440	56,600	1,436,333	626,110
Shares redeemed	(1,424,585)	(1,066,827)	(15,978,040)	(11,738,667)
Net increase (decrease)	1,928,699	2,442,807	$ 21,873,369	$ 27,265,200
Inflation-Protected Bond
Shares sold	70,321,365	92,431,459	$ 795,660,572	$ 1,029,231,226
Reinvestment of distributions	4,476,761	2,230,784	50,289,597	24,741,917
Shares redeemed	(41,896,190)	(40,349,290)	(469,647,371)	(444,382,811)
Net increase (decrease)	32,901,936	54,312,953	$ 376,302,798	$ 609,590,332
Institutional Class
Shares sold	2,383,118	6,179,251	$ 26,842,716	$ 69,007,458
Reinvestment of distributions	35,272	12,111	396,337	134,030
Shares redeemed	(1,689,880)	(357,787)	(19,079,825)	(3,996,438)
Net increase (decrease)	728,510	5,833,575	$ 8,159,228	$ 65,145,050

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Inflation-Protected Bond shares will consist of an asset based fee which will be reduced to a rate of ..10% of average net assets. The account fees will be eliminated.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 14, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care system (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (56)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of Advisor Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/06/05	06/03/05	$.11

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended April 30, 2005, $9,831,584, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended April 30, 2004, $1,625,828, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 91.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Fidelity Advisor Inflation-Protected Bond.

Annual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-UANN-0605
1.784720.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Inflation-Protected Bond

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Inflation-Protected Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Life of fundA
Inflation-Protected Bond	9.73%	8.87%

A From June 26, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Inflation-Protected Bond on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers ® U.S. Treasury Inflation-Protected Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Inflation-Protected Bond

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending April 30, 2005, Inflation-Protected Bond returned 9.73%. In comparison, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index returned 10.12% and the LipperSM Treasury Inflation Protected Securities Funds Average gained 8.93%. The fund's performance was driven by the strong gains of TIPS, which were fueled by fears of rising interest rates, both actual and expected gains in the rate of inflation, and strong demand. We continued to focus almost exclusively on TIPS rather than other types of inflation-protected securities. That said, the fund did have some investments during part of the period in mortgage, asset-backed and corporate bonds resulting from our allocation to the Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets designed to increase returns on cash-like investments. In terms of security selection, we spread investments over a range of maturities, but maintained a relatively heavy weighting in intermediate-maturity TIPS - those with maturities between three and six years. At the same time, we underweighted longer-term securities with maturities of 10 years or more. Underweighting longer-term securities detracted somewhat from performance because they were the TIPS market's best performers, thanks in large measure to strong demand from pension funds and foreign central banks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,025.10	$ 3.26**
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26**
Class T
Actual	$ 1,000.00	$ 1,025.40	$ 3.77**
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76**
Class B
Actual	$ 1,000.00	$ 1,021.20	$ 7.02**
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.00**
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 7.52**
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50**
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,025.80	$ 2.51**
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51**
Institutional Class
Actual	$ 1,000.00	$ 1,025.80	$ 2.51**
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%**
Class T	.75%**
Class B	1.40%**
Class C	1.50%**
Inflation-Protected Bond	.50%**
Institutional Class	.50%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.65%
Actual		$ 3.26
HypotheticalA		$ 3.26
Class T	.75%
Actual		$ 3.77
HypotheticalA		$ 3.76
	Annualized Expense Ratio	Expenses Paid
Class B	1.40%
Actual		$ 7.02
HypotheticalA		$ 7.00
Class C	1.50%
Actual		$ 7.52
HypotheticalA		$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 2.26
HypotheticalA		$ 2.26
Institutional Class	.48%
Actual		$ 2.41
HypotheticalA		$ 2.41

A 5% return per year before expenses

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	3.9	0.0
1 - 1.99%	2.3	11.9
2 - 2.99%	40.2	27.4
3 - 3.99%	52.7	48.6
4% and over	0.0	9.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	10.6	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 0.0%		Corporate Bonds 0.3%
	U.S. Government and U.S. Government Agency Obligations 98.1%		U.S. Government and U.S. Government Agency Obligations 100.1%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 3.0%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 1.4%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets*** (4.8)%
* Foreign investments	0.1%	** Foreign investments	0.4%
* Futures and Swaps	0.0%	** Futures and Swaps	(0.1)%
* Inflation Protected	98.1%	** Inflation Protected	98.9%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 292,919,827	$ 319,875,200
3.625% 4/15/28	173,754,077	232,099,969
3.875% 4/15/29	18,897,138	26,407,453
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	75,918,000	74,871,173
1.875% 7/15/13	43,069,125	44,386,332
2% 1/15/14	389,393,816	404,207,088
2% 7/15/14	50,205,236	52,091,906
3% 7/15/12	168,726,628	187,638,520
3.375% 1/15/07	25,417,560	26,670,237
3.375% 1/15/12	86,504,796	97,870,874
3.625% 1/15/08	237,516,699	255,420,126
3.875% 1/15/09	169,547,050	187,334,070
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,847,802,402)		1,908,872,948
Fixed-Income Funds - 0.3%
	Shares
Fidelity Ultra-Short Central Fund (a) (Cost $5,153,544)	51,972	5,172,253
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $16,471,000)	$ 16,475,067	16,471,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,869,426,946)		1,930,516,201
NET OTHER ASSETS - 0.8%		14,753,059
NET ASSETS - 100%		$ 1,945,269,260
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $16,471,000) (cost $1,869,426,946) - See accompanying schedule		$ 1,930,516,201
Cash		920
Receivable for fund shares sold		5,036,542
Interest receivable		12,098,222
Prepaid expenses		4,289
Receivable from investment adviser for expense reductions		189,284
Other affiliated receivables		10,490
Total assets		1,947,855,948

Liabilities
Payable for fund shares redeemed	$ 1,282,274
Distributions payable	156,435
Accrued management fee	668,851
Transfer agent fee payable	237,312
Distribution fees payable	123,438
Other affiliated payables	55,363
Other payables and accrued expenses	63,015
Total liabilities		2,586,688

Net Assets		$ 1,945,269,260
Net Assets consist of:
Paid in capital		$ 1,867,398,733
Undistributed net investment income		10,913,086
Accumulated undistributed net realized gain (loss) on investments		5,868,186
Net unrealized appreciation (depreciation) on investments		61,089,255
Net Assets		$ 1,945,269,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,421,717 ÷ 6,571,243 shares)	$ 11.48

Maximum offering price per share (100/95.25 of $11.48)	$ 12.05
Class T: Net Asset Value and redemption price per share ($84,595,660 ÷ 7,364,282 shares)	$ 11.49

Maximum offering price per share (100/96.50 of $11.49)	$ 11.91
Class B: Net Asset Value and offering price per share ($56,052,250 ÷ 4,881,153 shares)A	$ 11.48

Class C: Net Asset Value and offering price per share ($71,406,961 ÷ 6,223,813 shares)A	$ 11.47

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,579,696,579 ÷ 137,305,611 shares)	$ 11.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,096,093 ÷ 6,800,588 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2005

Investment Income
Interest		$ 66,809,486

Expenses
Management fee	$ 6,640,293
Transfer agent fees	2,445,210
Distribution fees	1,230,007
Accounting fees and expenses	585,699
Independent trustees' compensation	8,028
Custodian fees and expenses	25,459
Registration fees	170,625
Audit	59,708
Legal	6,055
Miscellaneous	6,775
Total expenses before reductions	11,177,859
Expense reductions	(2,147,120)	9,030,739
Net investment income		57,778,747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		14,592,199
Change in net unrealized appreciation (depreciation) on investment securities		66,977,301
Net gain (loss)		81,569,500
Net increase (decrease) in net assets resulting from operations		$ 139,348,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,778,747	$ 25,788,372
Net realized gain (loss)	14,592,199	6,675,099
Change in net unrealized appreciation (depreciation)	66,977,301	(13,284,357)
Net increase (decrease) in net assets resulting from operations	139,348,247	19,179,114
Distributions to shareholders from net investment income	(19,294,231)	(11,875,486)
Distributions to shareholders from net realized gain	(44,824,518)	(17,330,008)
Total distributions	(64,118,749)	(29,205,494)
Share transactions - net increase (decrease)	499,922,603	774,198,156
Total increase (decrease) in net assets	575,152,101	764,171,776

Net Assets
Beginning of period	1,370,117,159	605,945,383
End of period (including undistributed net investment income of $10,913,086 and undistributed net investment income of $7,841,154, respectively)	$ 1,945,269,260	$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.407	.323	.236
Net realized and unrealized gain (loss)	.620	.236 F	.080
Total from investment operations	1.027	.559	.316
Distributions from net investment income	(.132)	(.148)	(.106)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.467)	(.409)	(.156)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	9.58%	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.81%	.84%	.86% A
Expenses net of voluntary waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.65% A
Net investment income	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.397	.313	.229
Net realized and unrealized gain (loss)	.619	.246 F	.081
Total from investment operations	1.016	.559	.310
Distributions from net investment income	(.121)	(.138)	(.100)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	9.47%	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.90%	.95%	.99% A
Expenses net of voluntary waivers, if any	.75%	.75%	.75% A
Expenses net of all reductions	.75%	.75%	.75% A
Net investment income	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.324	.242	.190
Net realized and unrealized gain (loss)	.619	.235 F	.082
Total from investment operations	.943	.477	.272
Distributions from net investment income	(.048)	(.066)	(.062)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.383)	(.327)	(.112)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	8.76%	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.61%	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40%	1.40% A
Net investment income	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.312	.230	.184
Net realized and unrealized gain (loss)	.619	.235 F	.072
Total from investment operations	.931	.465	.256
Distributions from net investment income	(.036)	(.054)	(.056)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.371)	(.315)	(.106)
Net asset value, end of period	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	8.66%	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67%	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50% A
Net investment income	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.426	.341	.358
Net realized and unrealized gain (loss)	.618	.235 E	.653
Total from investment operations	1.044	.576	1.011
Distributions from net investment income	(.149)	(.165)	(.171)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	9.73%	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.63%	.67%	.69% A
Expenses net of voluntary waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.425	.337	.243
Net realized and unrealized gain (loss)	.619	.239 E	.082
Total from investment operations	1.044	.576	.325
Distributions from net investment income	(.149)	(.165)	(.115)
Distributions from net realized gain	(.335)	(.261)	(.050)
Total distributions	(.484)	(.426)	(.165)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	9.74%	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.61%	.67%	.73% A
Expenses net of voluntary waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, market discount and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 59,105,729
Unrealized depreciation	(1,450,816)
Net unrealized appreciation (depreciation)	57,654,913
Undistributed ordinary income	10,640,306
Undistributed long-term capital gain	8,482,057

Cost for federal income tax purposes	$ 1,872,861,288

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 62,236,651	$ 28,618,125
Long-term Capital Gains	1,882,098	587,369
Total	$ 64,118,749	$ 29,205,494

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $110,000,479, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 87,589	$ -
Class T	0%	.25%	164,713	57,800
Class B	.65%	.25%	418,057	302,148
Class C	.75%	.25%	559,648	282,857
			$ 1,230,007	$ 642,805

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 94,042
Class T	23,638
Class B*	93,777
Class C*	36,368
$ 247,825

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 107,338.18
Class T	112,004.17
Class B	105,106.23
Class C	106,915.19
Inflation-Protected Bond	1,920,229.15
Institutional Class	93,618.13
	$ 2,445,210

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,149,361 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 94,155
Class T	.75%	98,748
Class B	1.40%	96,138
Class C	1.50%	95,952
Inflation-Protected Bond	.50%	1,674,303
Institutional Class	.50%	79,707
		$ 2,139,003

Effective June 1, 2005 the expense limitation will be eliminated for Inflation-Protected Bond shares.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 153
Inflation-Protected Bond	7,950
$ 8,103

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2005	2004
From net investment income
Class A	$ 676,026	$ 240,750
Class T	697,465	305,177
Class B	191,845	171,388
Class C	174,528	140,325
Inflation-Protected Bond	16,611,385	10,787,099
Institutional Class	942,982	230,747
Total	$ 19,294,231	$ 11,875,486
From net realized gain
Class A	$ 1,635,938	$ 374,434
Class T	1,886,603	468,380
Class B	1,325,636	642,984
Class C	1,604,285	621,612
Inflation-Protected Bond	36,302,675	15,131,919
Institutional Class	2,069,381	90,679
Total	$ 44,824,518	$ 17,330,008

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class A
Shares sold	5,021,700	2,898,529	$ 56,281,175	$ 32,226,130
Reinvestment of distributions	178,209	44,484	2,001,408	492,340
Shares redeemed	(1,526,964)	(1,010,562)	(17,171,768)	(11,219,569)
Net increase (decrease)	3,672,945	1,932,451	$ 41,110,815	$ 21,498,901
Class T
Shares sold	4,981,973	4,305,956	$ 56,102,562	$ 47,873,322
Reinvestment of distributions	214,667	65,214	2,410,990	722,007
Shares redeemed	(1,883,700)	(1,366,327)	(21,245,577)	(15,080,888)
Net increase (decrease)	3,312,940	3,004,843	$ 37,267,975	$ 33,514,441

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class B
Shares sold	2,219,279	2,136,200	$ 25,025,608	$ 23,697,544
Reinvestment of distributions	113,612	62,767	1,271,552	694,855
Shares redeemed	(986,322)	(653,518)	(11,088,742)	(7,208,167)
Net increase (decrease)	1,346,569	1,545,449	$ 15,208,418	$ 17,184,232
Class C
Shares sold	3,224,844	3,453,034	$ 36,415,076	$ 38,377,757
Reinvestment of distributions	128,440	56,600	1,436,333	626,110
Shares redeemed	(1,424,585)	(1,066,827)	(15,978,040)	(11,738,667)
Net increase (decrease)	1,928,699	2,442,807	$ 21,873,369	$ 27,265,200
Inflation-Protected Bond
Shares sold	70,321,365	92,431,459	$ 795,660,572	$ 1,029,231,226
Reinvestment of distributions	4,476,761	2,230,784	50,289,597	24,741,917
Shares redeemed	(41,896,190)	(40,349,290)	(469,647,371)	(444,382,811)
Net increase (decrease)	32,901,936	54,312,953	$ 376,302,798	$ 609,590,332
Institutional Class
Shares sold	2,383,118	6,179,251	$ 26,842,716	$ 69,007,458
Reinvestment of distributions	35,272	12,111	396,337	134,030
Shares redeemed	(1,689,880)	(357,787)	(19,079,825)	(3,996,438)
Net increase (decrease)	728,510	5,833,575	$ 8,159,228	$ 65,145,050

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Inflation-Protected Bond shares will consist of an asset based fee which will be reduced to a rate of ..10% of average net assets. The account fees will be eliminated.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 14, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Inflation-Protected Bond (2002-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2002

Vice President of Inflation-Protected Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Inflation-Protected Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (56)

Year of Election or Appointment: 2002

Secretary of Inflation-Protected Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Inflation-Protected Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Inflation-Protected Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Inflation-Protected Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Inflation-Protected Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Inflation-Protected Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Inflation-Protected Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Inflation-Protected Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment:2004

Deputy Treasurer of Inflation-Protected Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 2002 Assistant Treasurer of Inflation-Protected Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Inflation-Protected Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Inflation-Protected Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of Inflation-Protected Bond voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Inflation-Protected Bond	06/06/2005	06/03/2005	$.11

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended April 30, 2005, $9,831,584, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended April 30, 2004, $1,625,828, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 91.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Inflation-Protected Bond.

Annual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

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Sacramento, CA

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San Diego, CA

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Santa Barbara, CA

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2001 North Main Street
Walnut Creek, CA

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Colorado

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Denver, CO

9185 East Westview Road
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Connecticut

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Delaware

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Naples, FL

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Sarasota, FL

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Georgia

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Atlanta, GA

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Illinois

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Chicago, IL

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Indiana

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Kansas

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Maine

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Portland, ME

Maryland

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Massachusetts

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Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
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44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
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Michigan

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Ann Arbor, MI

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Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

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Missouri

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Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

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New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
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New York

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61 Broadway
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North Carolina

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Ohio

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28699 Chagrin Boulevard
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Oregon

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Pennsylvania

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Rhode Island

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Tennessee

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Texas

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Dallas, TX

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Houston, TX

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Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

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Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IFB-UANN-0605
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	0.04%	6.21%	6.17%
Class T (incl. 3.50% sales charge) B	1.39%	6.45%	6.29%
Class B (incl. contingent deferred sales charge) (dagger)C	-0.63%	6.52%	6.48%
Class C (incl. contingent deferred sales charge) (dagger)D	3.30%	6.80%	6.46%

(dagger) A portion of the class' expenses are currently being reimbursed by Fidelity. Absent reimbursement, returns would have been lower.

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year, and past 10 year total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original ,class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year, and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B, and C
Performance - continued

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Class T on April 30, 1995, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending April 30, 2005, the fund's Class A, Class T, Class B and Class C shares gained 5.03%, 5.07%, 4.37% and 4.30%, respectively. By comparison, the Lehman Brothers Aggregate Bond Index returned 5.26% and the LipperSM Intermediate Investment Grade Debt Funds Average returned 4.51%. A positive impact on performance came from effective yield-curve positioning. Specifically, with interest rates rising, the fund's desired average duration was maintained by focusing investments on both the long and very short ends of the yield curve. Relative to the index, we underweighted one- to three-year bonds, which tend to suffer most from the Federal Reserve Board's interest rate hikes, and emphasized longer-term bonds, which proved more resilient and didn't sell off as much. The fund also benefited from its relatively large stake at the front end of the curve in the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to outperform cash-like investments with similar risk characteristics. Lastly, a modest out-of-benchmark weighting in Treasury Inflation-Protected Securities (TIPS) added to performance. Conversely, despite favorable results overall in the corporate sector, some small positions in weak auto-related issues curbed the fund's gains.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,009.00	$ 4.13**
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16**
Class T
Actual	$ 1,000.00	$ 1,009.80	$ 4.63**
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66**
Class B
Actual	$ 1,000.00	$ 1,005.20	$ 7.91**
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95**
Class C
Actual	$ 1,000.00	$ 1,004.80	$ 8.30**
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.35**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Investment Grade Bond
Actual	$ 1,000.00	$ 1,010.10	$ 3.04**
HypotheticalA	$ 1,000.00	$ 1,021.77	$ 3.06**
Institutional Class
Actual	$ 1,000.00	$ 1,010.20	$ 2.89**
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%**
Class T	.93%**
Class B	1.59%**
Class C	1.67%**
Investment Grade Bond	.61%**
Institutional Class	.58%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.72%
Actual		$ 3.59
HypotheticalA		$ 3.61
Class T	.82%
Actual		$ 4.09
HypotheticalA		$ 4.11
Class B	1.50%
Actual		$ 7.46
HypotheticalA		$ 7.50
Class C	1.57%
Actual		$ 7.81
HypotheticalA		$ 7.85
Investment Grade Bond	.45%
Actual		$ 2.24
HypotheticalA		$ 2.26
Institutional Class	.48%
Actual		$ 2.39
HypotheticalA		$ 2.41

A 5% return per year before expenses

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2005*	As of October 31, 2004**
U.S. Government and U.S. Government Agency Obligations 48.7%	U.S. Government and U.S. Government Agency Obligations 52.2%
AAA 12.0%	AAA 7.9%
AA 4.0%	AA 2.7%
A 10.7%	A 12.6%
BBB 15.6%	BBB 17.9%
BB and Below 0.8%	BB and Below 0.8%
Not Rated 0.2%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	5.4	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	3.9	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 18.8%		Corporate Bonds 23.5%
	U.S. Government and U.S. Government Agency Obligations 48.7%		U.S. Government and U.S. Government Agency Obligations 52.2%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 9.8%
	CMOs and Other Mortgage Related Securities 11.7%		CMOs and Other Mortgage Related Securities 8.7%
	Other Investments 2.1%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	7.6%	** Foreign investments	8.1%
* Futures and Swaps	14.0%	** Futures and Swaps	5.1%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.3%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.9%
Ford Motor Co.:
6.375% 2/1/29	$ 9,600	$ 7,137
6.625% 10/1/28	4,300	3,286
7.45% 7/16/31	27,650	22,721
General Motors Corp. 8.375% 7/15/33	36,990	28,156
		61,300
Media - 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,678
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,812
Cox Communications, Inc.:
7.125% 10/1/12	5,770	6,411
7.75% 11/1/10	9,500	10,675
Liberty Media Corp. 8.25% 2/1/30	13,530	13,817
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,728
News America, Inc. 6.2% 12/15/34	8,530	8,606
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,193
		76,920
TOTAL CONSUMER DISCRETIONARY		138,220
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	4,725	4,758
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	14,905	16,460
TOTAL CONSUMER STAPLES		21,218
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,498
Petronas Capital Ltd. 7% 5/22/12 (b)	26,925	30,255
		36,753
Oil & Gas - 1.7%
Amerada Hess Corp. 6.65% 8/15/11	8,965	9,639
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	8,835	8,842
Enterprise Products Operating LP 5.75% 3/1/35 (b)	9,200	8,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Kinder Morgan Energy Partners LP 5.8% 3/15/35	$ 3,905	$ 3,813
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,984
Nexen, Inc. 5.875% 3/10/35	17,550	16,918
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	51,131
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,400	7,457
Williams Companies, Inc.:
7.125% 9/1/11	4,410	4,597
7.5% 1/15/31	1,270	1,311
		117,249
TOTAL ENERGY		154,002
FINANCIALS - 8.1%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,934
4.25% 9/4/12 (f)	5,730	5,708
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	16,420	16,195
5% 1/15/15	10,720	10,736
		37,573
Commercial Banks - 1.5%
Bank One Corp. 5.25% 1/30/13	13,775	14,092
Banponce Corp. 6.75% 12/15/05	6,965	7,075
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,930
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,920	2,873
5.25% 2/10/14 (b)	5,000	5,044
Korea Development Bank:
3.875% 3/2/09	16,050	15,631
4.75% 7/20/09	5,805	5,836
5.75% 9/10/13	10,035	10,506
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,596
Wachovia Bank NA 4.875% 2/1/15	31,000	30,900
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,311
		105,794
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 1.7%
Capital One Bank:
4.875% 5/15/08	$ 3,990	$ 4,023
6.5% 6/13/13	8,775	9,492
8.25% 6/15/05	12,300	12,366
Capital One Financial Corp. 4.8% 2/21/12	4,250	4,182
General Electric Capital Corp. 6% 6/15/12	4,600	4,945
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)	7,405	7,407
5.11% 12/1/14 (f)	7,750	6,286
5.25% 5/16/05	19,760	19,765
Household Finance Corp. 4.125% 11/16/09	26,826	26,328
HSBC Finance Corp. 6.75% 5/15/11	9,235	10,219
MBNA America Bank NA 4.625% 8/3/09	5,000	4,983
MBNA Corp. 7.5% 3/15/12	3,180	3,618
		113,614
Diversified Financial Services - 1.4%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,280
Duke Capital LLC 4.331% 11/16/06	2,040	2,044
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	13,250	14,895
J.P. Morgan Chase & Co.:
4.875% 3/15/14	9,405	9,334
5.125% 9/15/14	15,000	15,138
6.75% 2/1/11	18,915	20,897
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	29,235	30,244
		98,832
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	13,000	12,827
Assurant, Inc. 5.625% 2/15/14	4,265	4,418
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,880	5,965
The Chubb Corp. 6.15% 8/15/05	6,275	6,316
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,363
		33,889
Real Estate - 1.6%
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,989
Camden Property Trust:
5.875% 6/1/07	3,920	4,016
5.875% 11/30/12	6,435	6,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 7,035	$ 7,130
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,245
Colonial Properties Trust 4.75% 2/1/10	6,845	6,748
Developers Diversified Realty Corp. 5% 5/3/10	6,840	6,833
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,123
EOP Operating LP:
4.65% 10/1/10	8,840	8,708
4.75% 3/15/14	21,525	20,667
7.75% 11/15/07	8,835	9,521
Gables Realty LP 5.75% 7/15/07	8,040	8,264
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,285
Regency Centers LP 6.75% 1/15/12	7,380	8,068
		108,287
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
4% 3/22/11	8,165	7,819
5.625% 5/15/07	5,500	5,637
Independence Community Bank Corp. 3.75% 4/1/14 (f)	5,390	5,156
Washington Mutual Bank 5.125% 1/15/15	11,000	10,952
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,264
4.625% 4/1/14	13,195	12,704
		56,532
TOTAL FINANCIALS		554,521
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	13,765	11,838
7.45% 5/1/34 (b)	180	148
		11,986
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,179	1,194
6.978% 10/1/12	2,731	2,788
7.858% 4/1/13	6,059	6,260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 1,305	$ 1,310
6.795% 2/2/20	2,580	2,038
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	16,565	15,283
		28,873
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09	6,300	6,318
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,938
TOTAL INDUSTRIALS		57,115
MATERIALS - 0.1%
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,767
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	2,090	2,065
Weyerhaeuser Co. 5.25% 12/15/09	2,316	2,389
		4,454
TOTAL MATERIALS		8,221
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,445
British Telecommunications PLC 8.375% 12/15/10	12,619	14,804
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,413
8.25% 6/15/05	2,035	2,046
8.5% 6/15/10	3,725	4,320
France Telecom SA 8% 3/1/11 (a)	7,775	8,960
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,584
KT Corp. 5.875% 6/24/14 (b)	5,295	5,555
SBC Communications, Inc. 4.125% 9/15/09	12,820	12,608
Sprint Capital Corp.:
6.875% 11/15/28	4,300	4,795
7.625% 1/30/11	7,800	8,804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4% 11/15/08	$ 12,400	$ 12,138
4% 1/15/10 (b)	14,810	14,307
4.95% 9/30/14 (b)	8,070	7,861
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,039
Verizon Global Funding Corp. 7.25% 12/1/10	12,385	13,907
		156,586
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,035	5,793
TOTAL TELECOMMUNICATION SERVICES		162,379
UTILITIES - 2.3%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,988
DTE Energy Co. 7.05% 6/1/11	4,090	4,558
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,445
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,339
6.45% 11/15/11	3,810	4,092
7.375% 11/15/31	20,010	23,583
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,038
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,964
4.8% 3/1/14	2,670	2,650
Progress Energy, Inc. 7.75% 3/1/31	21,650	26,201
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,886
7.875% 10/1/12	5,630	6,748
Southern California Edison Co.:
4.65% 4/1/15	700	685
5% 1/15/14	585	592
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,076
		128,845
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,708
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,530
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,071
		13,309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	$ 5,425	$ 6,085
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	3,972
5.875% 10/1/12	2,650	2,791
		12,848
TOTAL UTILITIES		155,002
TOTAL NONCONVERTIBLE BONDS (Cost $1,238,678)		1,250,678
U.S. Government and Government Agency Obligations - 21.6%

U.S. Government Agency Obligations - 9.1%
Fannie Mae:
3.25% 8/15/08	81,500	79,422
3.625% 3/15/07	111,977	111,518
4.375% 7/17/13	20,950	20,439
4.625% 10/15/13	8,000	8,054
5.5% 7/18/12	34,500	34,653
6.125% 3/15/12	22,972	25,267
6.25% 2/1/11	115,105	124,509
Freddie Mac:
4.5% 1/15/14	125,300	125,318
5.25% 11/5/12	5,610	5,646
5.875% 3/21/11	79,045	84,324
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		619,150
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25 (d)	246,804	269,516
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds 8% 11/15/21	174,757	244,182
U.S. Treasury Notes:
2.75% 7/31/06 (c)	260,772	258,460
4.75% 5/15/14	16,720	17,429
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 31,750	$ 33,356
6.5% 2/15/10	32,000	35,621
TOTAL U.S. TREASURY OBLIGATIONS		589,048
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,461,958)		1,477,714
U.S. Government Agency - Mortgage Securities - 22.7%

Fannie Mae - 21.1%
3.793% 6/1/34 (f)	5,106	5,019
3.84% 1/1/35 (f)	3,364	3,350
3.878% 6/1/33 (f)	5,036	5,009
3.878% 11/1/34 (f)	7,363	7,356
3.975% 11/1/34 (f)	2,317	2,307
4% 5/1/20 (c)	99,683	96,599
4.017% 12/1/34 (f)	8,094	8,112
4.023% 2/1/35 (f)	1,057	1,056
4.025% 1/1/35 (f)	2,157	2,152
4.052% 2/1/35 (f)	1,034	1,033
4.118% 1/1/35 (f)	2,274	2,276
4.118% 2/1/35 (f)	736	739
4.12% 2/1/35 (f)	2,038	2,040
4.128% 2/1/35 (f)	4,145	4,148
4.145% 2/1/35 (f)	2,538	2,542
4.151% 1/1/35 (f)	3,797	3,802
4.162% 2/1/35 (f)	2,078	2,085
4.197% 1/1/35 (f)	1,920	1,926
4.202% 1/1/35 (f)	2,337	2,331
4.25% 2/1/35 (f)	1,187	1,181
4.305% 8/1/33 (f)	2,701	2,729
4.318% 3/1/33 (f)	599	596
4.349% 2/1/35 (f)	820	819
4.351% 1/1/35 (f)	1,180	1,179
4.368% 2/1/34 (f)	3,005	3,010
4.4% 2/1/35 (f)	1,855	1,851
4.437% 11/1/34 (f)	18,576	18,776
4.455% 3/1/35 (f)	1,600	1,601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.484% 10/1/34 (f)	$ 7,029	$ 7,109
4.493% 8/1/34 (f)	4,191	4,217
4.499% 3/1/35 (f)	3,596	3,597
4.5% 5/1/20 (c)	208,070	205,664
4.5% 7/1/33 to 4/1/35	58,256	56,358
4.53% 3/1/35 (f)	3,288	3,298
4.572% 2/1/35 (f)	8,586	8,664
4.587% 2/1/35 (f)	10,508	10,546
4.625% 2/1/35 (f)	3,626	3,646
4.67% 11/1/34 (f)	4,320	4,352
4.694% 11/1/34 (f)	4,281	4,312
4.725% 3/1/35 (f)	11,137	11,284
4.742% 3/1/35 (f)	2,018	2,036
4.748% 7/1/34 (f)	3,882	3,887
5% 12/1/17	2,017	2,036
5% 5/1/35 (c)	34,000	33,639
5% 6/1/35 (c)	199,321	196,705
5.5% 2/1/11 to 10/1/34	334,072	337,898
5.5% 5/12/35 (c)	70,000	70,634
6% 1/1/13 to 9/1/32	49,781	51,227
6% 5/1/35 (c)	9,075	9,316
6.5% 3/1/06 to 3/1/34	139,302	145,167
6.5% 5/1/20 (c)	16,000	16,690
6.5% 5/1/35 (c)	14,391	14,967
7% 7/1/22 to 12/1/31	38,707	41,014
7.5% 6/1/25 to 8/1/29	4,261	4,581
9.5% 5/1/18 to 2/1/25	485	538
12.5% 1/1/15 to 7/1/15	11	12
TOTAL FANNIE MAE		1,439,018
Freddie Mac - 0.7%
4.232% 1/1/35 (f)	1,968	1,970
4.314% 12/1/34 (f)	1,773	1,770
4.364% 1/1/35 (f)	4,441	4,457
4.37% 3/1/35 (f)	2,425	2,411
4.401% 2/1/35 (f)	3,329	3,310
4.441% 2/1/34 (f)	2,092	2,085
4.444% 3/1/35 (f)	1,501	1,497
4.491% 3/1/35 (f)	4,525	4,514
4.504% 3/1/35 (f)	1,800	1,799
4.564% 2/1/35 (f)	2,623	2,610
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
6% 5/1/33	$ 16,860	$ 17,349
8.5% 9/1/22 to 9/1/27	634	694
TOTAL FREDDIE MAC		44,466
Government National Mortgage Association - 0.9%
5.5% 12/15/32 to 5/15/34	15,179	15,459
6% 10/15/08 to 10/15/30	10,644	11,006
6.5% 3/15/26 to 2/15/33	4,484	4,700
7% 8/15/23 to 12/15/32	28,358	30,065
7.5% 10/15/05 to 8/15/28	1,879	2,023
8% 9/15/24 to 5/15/32	300	326
8.5% 1/15/31	21	23
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		63,610
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,538,307)		1,547,094
Asset-Backed Securities - 5.8%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (f)	3,646	3,704
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (f)	2,300	2,300
Class M2, 4.27% 2/25/34 (f)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (b)(f)	25,729	25,785
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (b)	4,510	4,522
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (f)	1,290	1,290
Class M2, 3.5% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (f)	1,843	1,844
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (f)	5,013	5,034
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.9138% 12/15/09 (f)	8,010	8,108
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,783
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (f)	6,749	6,773
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	$ 8,965	$ 8,874
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (f)	8,570	8,580
Series 2003-B1 Class B1, 4.1238% 2/17/09 (f)	13,465	13,586
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,052
Series 2003-B4 Class B4, 3.7538% 7/15/11 (f)	6,635	6,753
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,440
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	8,905	8,819
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (f)	3,150	3,254
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (f)	4,365	4,364
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (f)	15,800	15,827
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	5,790	5,926
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (f)	5,450	5,462
Series 2004-3 Class M1, 3.52% 6/25/34 (f)	1,525	1,526
Series 2005-3 Class MV1, 3.44% 8/25/35 (f)	12,300	12,300
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.7% 11/25/33 (f)	1,400	1,414
Class M2, 4.77% 11/25/33 (f)	700	721
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (f)	425	427
Class M4, 3.92% 3/25/34 (f)	325	328
Class M6, 4.27% 3/25/34 (f)	400	404
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.45% 1/25/35 (f)	1,825	1,827
Class M2, 3.48% 1/25/35 (f)	2,625	2,629
Class M3, 3.51% 1/25/35 (f)	1,425	1,428
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (f)	3,500	3,500
Class M2, 4.12% 1/25/34 (f)	1,600	1,600
Class M3, 4.32% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 3.36% 11/25/34 (f)	9,759	9,788
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (f)	462	464
Class M1, 3.9% 8/25/33 (f)	2,915	2,954
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 3.82% 10/25/33 (f)	$ 4,025	$ 4,063
Class M2, 4.92% 10/25/33 (f)	4,765	4,831
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	55	55
Household Home Equity Loan Trust Series 2002-2 Class A, 3.29% 4/20/32 (f)	3,295	3,300
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.87% 7/25/33 (f)	4,800	4,910
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 3.3138% 1/15/09 (f)	33,400	33,502
Series 2003-B2 Class B2, 3.3438% 10/15/10 (f)	1,530	1,541
Series 2003-B3 Class B3, 3.3288% 1/18/11 (f)	7,085	7,122
Series 2003-B5 Class B5, 3.3238% 2/15/11 (f)	10,335	10,419
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (f)	2,225	2,225
Class M2, 3.57% 7/25/34 (f)	400	400
Class M3, 3.97% 7/25/34 (f)	825	825
Class M4, 4.12% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (f)	1,945	1,971
Series 2003-HE1 Class M2, 4.92% 5/25/33 (f)	5,560	5,629
Series 2003-NC8 Class M1, 3.72% 9/25/33 (f)	2,600	2,621
Series 2004-NC2 Class M1, 3.57% 12/25/33 (f)	2,931	2,945
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (f)	5,014	5,043
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(f)	3,007	3,029
Series 2002-NC3 Class M1, 3.74% 8/25/32 (f)	1,585	1,601
Series 2003-NC2 Class M2, 5.02% 2/25/33 (f)	2,855	2,911
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	8,640	3,049
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	9,055	4,758
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,307
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (f)	1,137	1,138
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	8,562	8,481
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (f)	1,500	1,501
Class M4, 3.995% 6/25/34 (f)	2,520	2,530
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	$ 4,570	$ 4,543
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.55% 3/25/35 (f)	4,990	4,983
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,810
Series 2002-4 Class A, 3.0838% 8/18/09 (f)	10,400	10,403
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (f)	5,136	5,266
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (f)	2,045	2,058
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(f)	9,340	9,347
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	12,972
TOTAL ASSET-BACKED SECURITIES (Cost $398,187)		399,230
Collateralized Mortgage Obligations - 8.1%

Private Sponsor - 5.4%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 3.35% 5/25/35 (f)	12,420	12,442
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (f)	2,006	2,001
Class 2A1, 4.1884% 12/25/33 (f)	6,471	6,425
Series 2003-L Class 2A1, 3.9998% 1/25/34 (f)	12,224	12,098
Series 2004-1 Class 2A2, 4.7425% 10/25/34 (f)	11,595	11,612
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (f)	4,491	4,457
Class 2A2, 4.1388% 3/25/34 (f)	4,587	4,509
Series 2004-C Class 1A1, 3.3922% 4/25/34 (f)	7,914	7,840
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (f)	9,706	9,633
Class 2A2, 4.2174% 5/25/34 (f)	12,085	11,977
Series 2004-G Class 2A7, 4.6143% 8/25/34 (f)	10,161	10,223
Series 2004-H Class 2A1, 4.5236% 9/25/34 (f)	11,028	10,990
Series 2004-J:
Class 1A2, 4.331% 11/25/34 (f)	4,386	4,384
Class 2A1, 4.8103% 11/25/34 (f)	17,910	17,954
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.3% 1/25/35 (f)	46,116	46,116
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (f)	$ 2,950	$ 2,953
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (f)	4,933	4,938
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,692	1,719
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (f)	9,496	9,672
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (f)	8,039	8,301
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 3.7275% 11/25/29 (f)	10,735	10,708
Series 2004-G Class A2, 3.07% 11/25/29 (f)	5,403	5,398
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,967	4,067
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,709	1,748
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.32% 7/10/35 (b)(f)	8,924	9,092
Class B4, 4.52% 7/10/35 (b)(f)	6,790	6,909
Class B5, 5.12% 7/10/35 (b)(f)	6,402	6,546
Class B6, 5.62% 7/10/35 (b)(f)	2,910	2,976
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (b)(f)	3,110	3,169
Class B4, 4.42% 6/10/35 (b)(f)	2,783	2,832
Class B5, 5.02% 6/10/35 (b)(f)	1,900	1,943
Class B6, 5.52% 6/10/35 (b)(f)	1,129	1,154
Series 2004-A Class B4, 3.97% 2/10/36 (b)(f)	5,908	5,990
Series 2004-B:
Class B4, 3.87% 2/10/36 (b)(f)	1,579	1,597
Class B5, 4.32% 2/10/36 (b)(f)	1,085	1,102
Class B6, 4.77% 2/10/36 (b)(f)	296	302
Series 2004-C:
Class B4, 3.72% 9/10/36 (f)	1,984	2,004
Class B5, 4.12% 9/10/36 (f)	2,183	2,207
Class B6, 4.52% 9/10/36 (f)	397	403
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	21,024	21,048
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	18,838	18,812
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 1,436	$ 1,495
Series 2004-RA2 Class 2A, 7% 7/25/33	2,536	2,608
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4545% 9/25/34 (f)	11,547	11,526
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	29,872	29,760
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	10,720	10,709
TOTAL PRIVATE SPONSOR		366,349
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	605	603
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	8,847	8,477
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,683
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	5,376	5,599
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,425
Series 2425 Class JH, 6% 3/15/17	6,130	6,405
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,317
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,815
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,739
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,804
Series 2689 Class HC, 3.5% 9/15/26	8,784	8,593
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,785
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,053
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,579
Class OE, 4.5% 4/15/19	31,083	30,049
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 7,398	$ 6,748
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	1,490	1,561
TOTAL U.S. GOVERNMENT AGENCY		188,235
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $555,090)		554,584
Commercial Mortgage Securities - 4.4%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(f)	7,076	7,071
Class B, 4.92% 4/25/34 (b)(f)	786	791
Class M1, 3.58% 4/25/34 (b)(f)	611	613
Class M2, 4.22% 4/25/34 (b)(f)	611	616
Series 2004-2 Class A, 3.45% 8/25/34 (b)(f)	6,755	6,776
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(f)	7,822	7,837
Class A2, 3.44% 1/25/35 (b)(f)	1,124	1,127
Class M1, 3.52% 1/25/35 (b)(f)	1,320	1,321
Class M2, 4.02% 1/25/35 (b)(f)	880	883
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (b)(f)	2,171	2,171
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(f)	6,625	6,640
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	3,400	3,436
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	5,195	5,260
Class C, 4.937% 5/14/16 (b)	3,370	3,417
Class D, 4.986% 5/14/16 (b)	1,405	1,425
Class E, 5.064% 5/14/16 (b)	4,375	4,441
Class F, 5.182% 5/14/16 (b)	1,050	1,066
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 5.8567% 2/12/16 (b)(f)	3,810	4,139
COMM floater Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(f)	1,232	1,232
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (b)(f)	$ 2,000	$ 2,001
Class D, 3.5938% 9/15/14 (b)(f)	615	615
Class E, 3.6538% 9/15/14 (b)(f)	835	836
Class F, 3.7538% 9/15/14 (b)(f)	660	661
Class G, 3.9338% 9/15/14 (b)(f)	1,505	1,507
Class H, 4.0338% 9/15/14 (b)(f)	1,600	1,602
Class J, 4.5538% 9/15/14 (b)(f)	550	551
Class K, 4.9538% 9/15/14 (b)(f)	865	866
Class L, 5.1538% 9/15/14 (b)(f)	695	695
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(f)	7,840	7,840
Class C, 3.2238% 4/15/17 (b)(f)	3,330	3,330
Class D, 3.2638% 4/15/17 (b)(f)	2,705	2,705
Class I, 3.8038% 4/15/17 (b)(f)	375	375
Class MOA3, 3.2538% 3/15/20 (b)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(f)	1,700	1,700
Class B, 3.7038% 12/15/21 (b)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(f)	6,225	6,225
Class E, 3.2838% 2/15/20 (b)(f)	2,265	2,265
Class F, 3.3338% 2/15/20 (b)(f)	1,920	1,920
Class G, 3.4738% 2/15/20 (b)(f)	555	555
Class H, 3.7038% 2/15/20 (b)(f)	790	790
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	648	658
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,146
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,010
Series 2004-C1 Class ASP, 1.0447% 1/15/37 (b)(f)(h)	197,621	7,678
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,209
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,275
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	4,900	5,058
Class C1, 7.52% 5/15/06 (b)	3,500	3,616
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	$ 14,534	$ 15,288
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,181	2,286
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1672% 11/10/38 (f)(h)	115,928	5,093
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,618
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,508
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,252
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,330
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,213
Series 2003-47 Class XA, 0.2199% 6/16/43 (f)(h)	32,769	1,563
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	12,590	400
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	11,195	12,354
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,861
Series 1998-GLII Class E, 6.9716% 4/13/31 (f)	1,220	1,288
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	2,495	2,753
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	11,400	10,251
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,278	6,600
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	9,000	9,489
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,100	6,400
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(f)	1,930	1,930
Class KHP2, 3.5038% 1/15/18 (b)(f)	1,930	1,930
Class KHP3, 3.8038% 1/15/18 (b)(f)	2,280	2,280
Class KHP4, 3.9038% 1/15/18 (b)(f)	1,770	1,770
Class KHP5, 4.1038% 1/15/18 (b)(f)	2,050	2,050
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,987
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (b)(f)	$ 4,805	$ 4,792
Class 180B, 5.0372% 10/15/41 (b)(f)	2,250	2,238
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $301,483)		300,990
Foreign Government and Government Agency Obligations - 2.0%

Chilean Republic 7.125% 1/11/12	12,070	13,670
Israeli State 4.625% 6/15/13	1,855	1,803
Korean Republic 4.875% 9/22/14	11,660	11,506
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,835
United Mexican States:
5.875% 1/15/14	13,150	13,282
6.75% 9/27/34	83,225	82,892
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,082)		133,988
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,914
Fixed-Income Funds - 13.1%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $896,000)	8,996,955	895,377
Cash Equivalents - 12.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (i) (Cost $878,363)	$ 878,580	$ 878,363
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $7,404,526)		7,442,932
NET OTHER ASSETS - (9.0)%		(611,561)
NET ASSETS - 100%		$ 6,831,371
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 65,000	$ (787)
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	32,000	(32)
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	4
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	16
TOTAL CREDIT DEFAULT SWAP		107,000	(799)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 50,000	$ (667)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	(1,189)
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	250,000	(727)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	36,000	(320)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	65,000	(142)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	621
TOTAL INTEREST RATE SWAP		519,890	(2,424)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 30 basis points with Goldman Sachs	June 2005	$ 75,000	$ 1,524
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	11,300	236
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	75,000	1,451
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	60,250	786
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	27,215	342
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	23,850	278
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	11,300	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	11,300	102
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	(266)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	July 2005	$ 11,300	$ 9
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	11,300	(73)
TOTAL TOTAL RETURN SWAP		340,415	4,389
		$ 967,305	$ 1,166
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $427,205,000 or 6.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,333,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$878,363,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 134,285
Bank of America, National Association	57,182
Barclays Capital Inc.	228,727
Bear Stearns & Co. Inc.	35,739
Countrywide Securities Corporation	57,182
Credit Suisse First Boston LLC	28,591
J.P. Morgan Securities, Inc.	14,295
Lehman Brothers Inc..	28,591
Morgan Stanley & Co. Incorporated.	165,112
UBS Securities LLC	128,659
$ 878,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $878,363) (cost $7,404,526) - See accompanying schedule		$ 7,442,932
Commitment to sell securities on a delayed delivery basis	$ (18,255)
Receivable for securities sold on a delayed delivery basis	18,268	13
Receivable for investments sold, regular delivery		29,941
Cash		7
Receivable for swap agreements		105
Receivable for fund shares sold		10,487
Interest receivable		50,445
Swap agreements, at value		1,166
Prepaid expenses		18
Other affiliated receivables		7
Total assets		7,535,121

Liabilities
Payable for investments purchased Regular delivery	42,640
Delayed delivery	651,662
Payable for fund shares redeemed	5,234
Distributions payable	442
Accrued management fee	2,390
Distribution fees payable	26
Other affiliated payables	1,065
Other payables and accrued expenses	291
Total liabilities		703,750

Net Assets		$ 6,831,371
Net Assets consist of:
Paid in capital		$ 6,738,777
Undistributed net investment income		4,438
Accumulated undistributed net realized gain (loss) on investments		48,596
Net unrealized appreciation (depreciation) on investments		39,560
Net Assets		$ 6,831,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,749 ÷ 4,100 shares)	$ 7.50

Maximum offering price per share (100/95.25 of $7.50)	$ 7.87
Class T: Net Asset Value and redemption price per share ($48,176 ÷ 6,419 shares)	$ 7.51

Maximum offering price per share (100/96.50 of $7.51)	$ 7.78
Class B: Net Asset Value and offering price per share ($8,782 ÷ 1,170 shares)A	$ 7.51

Class C: Net Asset Value and offering price per share ($6,591 ÷ 878 shares)A	$ 7.51

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,720,989 ÷ 895,655 shares)	$ 7.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,084 ÷ 2,141 shares)	$ 7.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2005

Investment Income
Interest		$ 248,864
Security lending		177
Total income		249,041

Expenses
Management fee	$ 26,483
Transfer agent fees	10,113
Distribution fees	287
Accounting and security lending fees	936
Independent trustees' compensation	32
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	173
Registration fees	185
Audit	86
Legal	13
Miscellaneous	57
Total expenses before reductions	38,366
Expense reductions	(174)	38,192
Net investment income		210,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	94,581
Swap agreements	4,874
Total net realized gain (loss)		99,455
Change in net unrealized appreciation (depreciation) on: Investment securities	3,234
Swap agreements	4,034
Delayed delivery commitments	13
Total change in net unrealized appreciation (depreciation)		7,281
Net gain (loss)		106,736
Net increase (decrease) in net assets resulting from operations		$ 317,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 210,849	$ 174,464
Net realized gain (loss)	99,455	63,703
Change in net unrealized appreciation (depreciation)	7,281	(142,453)
Net increase (decrease) in net assets resulting from operations	317,585	95,714
Distributions to shareholders from net investment income	(211,677)	(178,051)
Distributions to shareholders from net realized gain	(80,651)	(92,131)
Total distributions	(292,328)	(270,182)
Share transactions - net increase (decrease)	1,000,708	674,016
Total increase (decrease) in net assets	1,025,965	499,548

Net Assets
Beginning of period	5,805,406	5,305,858
End of period (including undistributed net investment income of $4,438 and undistributed net investment income of $3,661, respectively)	$ 6,831,371	$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.237	.224	.186
Net realized and unrealized gain (loss)	.131	(.095)	.326
Total from investment operations	.368	.129	.512
Distributions from net investment income	(.238)	(.229)	(.172)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	5.03%	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.83%	.79% A
Expenses net of voluntary waivers, if any	.83%	.83%	.79% A
Expenses net of all reductions	.83%	.83%	.79% A
Net investment income	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 22	$ 8
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.230	.214	.180
Net realized and unrealized gain (loss)	.141	(.094)	.324
Total from investment operations	.371	.120	.504
Distributions from net investment income	(.231)	(.220)	(.164)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	5.07%	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.96%	.97% A
Expenses net of voluntary waivers, if any	.93%	.95%	.95% A
Expenses net of all reductions	.93%	.95%	.95% A
Net investment income	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 30	$ 10
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.180	.166	.147
Net realized and unrealized gain (loss)	.140	(.095)	.322
Total from investment operations	.320	.071	.469
Distributions from net investment income	(.180)	(.171)	(.129)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	4.37%	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.59%	1.60%	1.60% A
Net investment income	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 8
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.176	.161	.145
Net realized and unrealized gain (loss)	.140	(.095)	.322
Total from investment operations	.316	.066	.467
Distributions from net investment income	(.176)	(.166)	(.127)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	4.30%	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67%	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.66%	1.66%	1.64% A
Net investment income	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Income from Investment Operations
Net investment income B	.254	.240	.290	.379 D	.445
Net realized and unrealized gain (loss)	.130	(.095)	.483	.158 D	.324
Total from investment operations	.384	.145	.773	.537	.769
Distributions from net investment income	(.254)	(.245)	(.283)	(.377)	(.449)
Distributions from net realized gain	(.100)	(.130)	(.120)	(.010)	-
Total distributions	(.354)	(.375)	(.403)	(.387)	(.449)
Net asset value, end of period	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Total Return A	5.26%	1.89%	10.82%	7.61%	11.51%
Ratios to Average Net Assets C
Expenses before expense reductions	.61%	.63%	.66%	.66%	.65%
Expenses net of voluntary waivers, if any	.61%	.63%	.66%	.66%	.65%
Expenses net of all reductions	.61%	.63%	.66%	.66%	.64%
Net investment income	3.39%	3.16%	3.86%	5.18% D	6.31%
Supplemental Data
Net assets, end of period (in millions)	$ 6,721	$ 5,735	$ 5,274	$ 4,056	$ 2,976
Portfolio turnover rate	227%	238%	276%	230%	226%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.254	.233	.202
Net realized and unrealized gain (loss)	.129	(.078)	.321
Total from investment operations	.383	.155	.523
Distributions from net investment income	(.253)	(.245)	(.183)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	5.24%	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.59%	.64%	.56% A
Expenses net of voluntary waivers, if any	.59%	.64%	.56% A
Expenses net of all reductions	.59%	.64%	.56% A
Net investment income	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 84,968
Unrealized depreciation	(44,465)
Net unrealized appreciation (depreciation)	40,503
Undistributed ordinary income	10,007
Undistributed long-term capital gain	38,911

Cost for federal income tax purposes	$ 7,402,429

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 248,105	$ 244,902
Long-term Capital Gains	44,223	25,280
Total	$ 292,328	$ 270,182

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively .

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,587,198 and $1,454,429, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 41	$ -
Class T	0%	.25%	97	1
Class B	.65%	.25%	77	56
Class C	.75%	.25%	72	18
			$ 287	$ 75

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	4
Class B*	23
Class C*	2
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 63.23
Class T	88.23
Class B	25.30
Class C	16.22
Investment Grade Bond	9,906.16
Institutional Class	15.15
	$ 10,113

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $17,842 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.85% - .83%*	$ -
Class T	.95% - .93%*	-
Class B	1.60% - 1.58%*	4
Class C	1.70% - 1.68%*	1
Investment Grade Bond	.70%	-
Institutional Class	.70% - .68%*	-
		$ 5

* Expense limitation in effect at period end.

Effective June 1, 2005 the expense limitation will be eliminated for Investment Grade Bond shares.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 1
Investment Grade Bond	160
Total	$ 161

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other - continued

At the end of the period, Fidelity Freedom Fund 2010 and Fidelity Freedom Fund 2020 were the owners of record of approximately 19% and 12% respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45%of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2005	2004
From net investment income
Class A	$ 869	$ 334
Class T	1,202	496
Class B	205	197
Class C	169	126
Investment Grade Bond	208,879	176,877
Institutional Class	353	21
Total	$ 211,677	$ 178,051
From net realized gain
Class A	$ 318	$ 86
Class T	496	206
Class B	112	146
Class C	96	101
Investment Grade Bond	79,525	91,586
Institutional Class	104	6
Total	$ 80,651	$ 92,131

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class A
Shares sold	3,493	6,935	$ 26,275	$ 53,009
Reinvestment of distributions	65	41	490	312
Shares redeemed	(2,416)	(5,068)	(18,200)	(38,622)
Net increase (decrease)	1,142	1,908	$ 8,565	$ 14,699

Annual Report

10. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class T
Shares sold	3,871	3,443	$ 29,055	$ 26,145
Reinvestment of distributions	225	91	1,687	690
Shares redeemed	(1,686)	(876)	(12,629)	(6,636)
Net increase (decrease)	2,410	2,658	$ 18,113	$ 20,199
Class B
Shares sold	306	693	$ 2,293	$ 5,279
Reinvestment of distributions	35	38	262	290
Shares redeemed	(335)	(569)	(2,511)	(4,307)
Net increase (decrease)	6	162	$ 44	$ 1,262
Class C
Shares sold	397	742	$ 2,982	$ 5,684
Reinvestment of distributions	31	25	234	192
Shares redeemed	(443)	(594)	(3,318)	(4,535)
Net increase (decrease)	(15)	173	$ (102)	$ 1,341
Investment Grade Bond
Shares sold	201,524	235,224	$ 1,513,409	$ 1,786,028
Reinvestment of distributions	37,730	34,342	282,446	261,415
Shares redeemed	(111,431)	(186,718)	(835,079)	(1,413,531)
Net increase (decrease)	127,823	82,848	$ 960,776	$ 633,912
Institutional Class
Shares sold	1,969	387	$ 14,872	$ 2,932
Reinvestment of distributions	58	3	438	21
Shares redeemed	(266)	(46)	(1,998)	(350)
Net increase (decrease)	1,761	344	$ 13,312	$ 2,603

11. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Investment Grade Bond Fund shares will consist of an asset based fee which will be reduced to a rate of ..10% of average net assets. The account fees will be eliminated.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 21, 2005

Annual Report

Trustees and Officers

The Trustees , Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Jeffrey Moore (39)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore served as a fixed-income analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of Advisor Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/06/2005	06/03/2005	$.055

Class T	06/06/2005	06/03/2005	$.055

Class B	06/06/2005	06/03/2005	$.055

Class C	06/06/2005	06/03/2005	$.055

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended April 30, 2005, $61,690,326, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended April 30, 2004, $21,443,676, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 12.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is
an investment of Fidelity Advisor Investment Grade Bond Fund.

Annual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-UANN-0605
1.784723.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Annual Report

April 30, 2005

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.24%	7.40%	6.76%

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Institutional Class on April 30, 1995. The chart shows how the value of the investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending April 30, 2005, the fund's Institutional Class shares gained 5.24%. This performance was in line with the Lehman Brothers Aggregate Bond Index, which returned 5.26%, but outpaced the LipperSM Intermediate Investment Grade Debt Funds Average, which returned 4.51%. A positive impact on performance came from effective yield-curve positioning. Specifically, with interest rates rising, the fund's desired average duration was maintained by focusing investments on both the long and very short ends of the yield curve. Relative to the index, we underweighted one- to three-year bonds, which tend to suffer most from the Federal Reserve Board's interest rate hikes, and emphasized longer-term bonds, which proved more resilient and didn't sell off as much. The fund also benefited from its relatively large stake at the front end of the curve in the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to outperform cash-like investments with similar risk characteristics. Lastly, a modest out-of-benchmark weighting in Treasury Inflation-Protected Securities (TIPS) added to performance. Conversely, despite favorable results overall in the corporate sector, some small positions in weak auto-related issues curbed the fund's gains.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,009.00	$ 4.13**
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16**
Class T
Actual	$ 1,000.00	$ 1,009.80	$ 4.63**
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66**
Class B
Actual	$ 1,000.00	$ 1,005.20	$ 7.91**
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95**
Class C
Actual	$ 1,000.00	$ 1,004.80	$ 8.30**
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.35**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Investment Grade Bond
Actual	$ 1,000.00	$ 1,010.10	$ 3.04**
HypotheticalA	$ 1,000.00	$ 1,021.77	$ 3.06**
Institutional Class
Actual	$ 1,000.00	$ 1,010.20	$ 2.89**
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%**
Class T	.93%**
Class B	1.59%**
Class C	1.67%**
Investment Grade Bond	.61%**
Institutional Class	.58%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.72%
Actual		$ 3.59
HypotheticalA		$ 3.61
Class T	.82%
Actual		$ 4.09
HypotheticalA		$ 4.11
Class B	1.50%
Actual		$ 7.46
HypotheticalA		$ 7.50
Class C	1.57%
Actual		$ 7.81
HypotheticalA		$ 7.85
Investment Grade Bond	.45%
Actual		$ 2.24
HypotheticalA		$ 2.26
Institutional Class	.48%
Actual		$ 2.39
HypotheticalA		$ 2.41

A 5% return per year before expenses

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2005*	As of October 31, 2004**
U.S. Government and U.S. Government Agency Obligations 48.7%	U.S. Government and U.S. Government Agency Obligations 52.2%
AAA 12.0%	AAA 7.9%
AA 4.0%	AA 2.7%
A 10.7%	A 12.6%
BBB 15.6%	BBB 17.9%
BB and Below 0.8%	BB and Below 0.8%
Not Rated 0.2%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	5.4	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	3.9	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 18.8%		Corporate Bonds 23.5%
	U.S. Government and U.S. Government Agency Obligations 48.7%		U.S. Government and U.S. Government Agency Obligations 52.2%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 9.8%
	CMOs and Other Mortgage Related Securities 11.7%		CMOs and Other Mortgage Related Securities 8.7%
	Other Investments 2.1%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	7.6%	** Foreign investments	8.1%
* Futures and Swaps	14.0%	** Futures and Swaps	5.1%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.3%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.9%
Ford Motor Co.:
6.375% 2/1/29	$ 9,600	$ 7,137
6.625% 10/1/28	4,300	3,286
7.45% 7/16/31	27,650	22,721
General Motors Corp. 8.375% 7/15/33	36,990	28,156
		61,300
Media - 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,678
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,812
Cox Communications, Inc.:
7.125% 10/1/12	5,770	6,411
7.75% 11/1/10	9,500	10,675
Liberty Media Corp. 8.25% 2/1/30	13,530	13,817
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,728
News America, Inc. 6.2% 12/15/34	8,530	8,606
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,193
		76,920
TOTAL CONSUMER DISCRETIONARY		138,220
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	4,725	4,758
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	14,905	16,460
TOTAL CONSUMER STAPLES		21,218
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,498
Petronas Capital Ltd. 7% 5/22/12 (b)	26,925	30,255
		36,753
Oil & Gas - 1.7%
Amerada Hess Corp. 6.65% 8/15/11	8,965	9,639
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	8,835	8,842
Enterprise Products Operating LP 5.75% 3/1/35 (b)	9,200	8,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Kinder Morgan Energy Partners LP 5.8% 3/15/35	$ 3,905	$ 3,813
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,984
Nexen, Inc. 5.875% 3/10/35	17,550	16,918
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	51,131
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,400	7,457
Williams Companies, Inc.:
7.125% 9/1/11	4,410	4,597
7.5% 1/15/31	1,270	1,311
		117,249
TOTAL ENERGY		154,002
FINANCIALS - 8.1%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,934
4.25% 9/4/12 (f)	5,730	5,708
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	16,420	16,195
5% 1/15/15	10,720	10,736
		37,573
Commercial Banks - 1.5%
Bank One Corp. 5.25% 1/30/13	13,775	14,092
Banponce Corp. 6.75% 12/15/05	6,965	7,075
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,930
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,920	2,873
5.25% 2/10/14 (b)	5,000	5,044
Korea Development Bank:
3.875% 3/2/09	16,050	15,631
4.75% 7/20/09	5,805	5,836
5.75% 9/10/13	10,035	10,506
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,596
Wachovia Bank NA 4.875% 2/1/15	31,000	30,900
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,311
		105,794
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 1.7%
Capital One Bank:
4.875% 5/15/08	$ 3,990	$ 4,023
6.5% 6/13/13	8,775	9,492
8.25% 6/15/05	12,300	12,366
Capital One Financial Corp. 4.8% 2/21/12	4,250	4,182
General Electric Capital Corp. 6% 6/15/12	4,600	4,945
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)	7,405	7,407
5.11% 12/1/14 (f)	7,750	6,286
5.25% 5/16/05	19,760	19,765
Household Finance Corp. 4.125% 11/16/09	26,826	26,328
HSBC Finance Corp. 6.75% 5/15/11	9,235	10,219
MBNA America Bank NA 4.625% 8/3/09	5,000	4,983
MBNA Corp. 7.5% 3/15/12	3,180	3,618
		113,614
Diversified Financial Services - 1.4%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,280
Duke Capital LLC 4.331% 11/16/06	2,040	2,044
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	13,250	14,895
J.P. Morgan Chase & Co.:
4.875% 3/15/14	9,405	9,334
5.125% 9/15/14	15,000	15,138
6.75% 2/1/11	18,915	20,897
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	29,235	30,244
		98,832
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	13,000	12,827
Assurant, Inc. 5.625% 2/15/14	4,265	4,418
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,880	5,965
The Chubb Corp. 6.15% 8/15/05	6,275	6,316
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,363
		33,889
Real Estate - 1.6%
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,989
Camden Property Trust:
5.875% 6/1/07	3,920	4,016
5.875% 11/30/12	6,435	6,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 7,035	$ 7,130
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,245
Colonial Properties Trust 4.75% 2/1/10	6,845	6,748
Developers Diversified Realty Corp. 5% 5/3/10	6,840	6,833
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,123
EOP Operating LP:
4.65% 10/1/10	8,840	8,708
4.75% 3/15/14	21,525	20,667
7.75% 11/15/07	8,835	9,521
Gables Realty LP 5.75% 7/15/07	8,040	8,264
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,285
Regency Centers LP 6.75% 1/15/12	7,380	8,068
		108,287
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
4% 3/22/11	8,165	7,819
5.625% 5/15/07	5,500	5,637
Independence Community Bank Corp. 3.75% 4/1/14 (f)	5,390	5,156
Washington Mutual Bank 5.125% 1/15/15	11,000	10,952
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,264
4.625% 4/1/14	13,195	12,704
		56,532
TOTAL FINANCIALS		554,521
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	13,765	11,838
7.45% 5/1/34 (b)	180	148
		11,986
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,179	1,194
6.978% 10/1/12	2,731	2,788
7.858% 4/1/13	6,059	6,260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 1,305	$ 1,310
6.795% 2/2/20	2,580	2,038
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	16,565	15,283
		28,873
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09	6,300	6,318
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,938
TOTAL INDUSTRIALS		57,115
MATERIALS - 0.1%
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,767
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	2,090	2,065
Weyerhaeuser Co. 5.25% 12/15/09	2,316	2,389
		4,454
TOTAL MATERIALS		8,221
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,445
British Telecommunications PLC 8.375% 12/15/10	12,619	14,804
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,413
8.25% 6/15/05	2,035	2,046
8.5% 6/15/10	3,725	4,320
France Telecom SA 8% 3/1/11 (a)	7,775	8,960
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,584
KT Corp. 5.875% 6/24/14 (b)	5,295	5,555
SBC Communications, Inc. 4.125% 9/15/09	12,820	12,608
Sprint Capital Corp.:
6.875% 11/15/28	4,300	4,795
7.625% 1/30/11	7,800	8,804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4% 11/15/08	$ 12,400	$ 12,138
4% 1/15/10 (b)	14,810	14,307
4.95% 9/30/14 (b)	8,070	7,861
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,039
Verizon Global Funding Corp. 7.25% 12/1/10	12,385	13,907
		156,586
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,035	5,793
TOTAL TELECOMMUNICATION SERVICES		162,379
UTILITIES - 2.3%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,988
DTE Energy Co. 7.05% 6/1/11	4,090	4,558
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,445
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,339
6.45% 11/15/11	3,810	4,092
7.375% 11/15/31	20,010	23,583
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,038
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,964
4.8% 3/1/14	2,670	2,650
Progress Energy, Inc. 7.75% 3/1/31	21,650	26,201
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,886
7.875% 10/1/12	5,630	6,748
Southern California Edison Co.:
4.65% 4/1/15	700	685
5% 1/15/14	585	592
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,076
		128,845
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,708
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,530
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,071
		13,309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	$ 5,425	$ 6,085
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	3,972
5.875% 10/1/12	2,650	2,791
		12,848
TOTAL UTILITIES		155,002
TOTAL NONCONVERTIBLE BONDS (Cost $1,238,678)		1,250,678
U.S. Government and Government Agency Obligations - 21.6%

U.S. Government Agency Obligations - 9.1%
Fannie Mae:
3.25% 8/15/08	81,500	79,422
3.625% 3/15/07	111,977	111,518
4.375% 7/17/13	20,950	20,439
4.625% 10/15/13	8,000	8,054
5.5% 7/18/12	34,500	34,653
6.125% 3/15/12	22,972	25,267
6.25% 2/1/11	115,105	124,509
Freddie Mac:
4.5% 1/15/14	125,300	125,318
5.25% 11/5/12	5,610	5,646
5.875% 3/21/11	79,045	84,324
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		619,150
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25 (d)	246,804	269,516
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds 8% 11/15/21	174,757	244,182
U.S. Treasury Notes:
2.75% 7/31/06 (c)	260,772	258,460
4.75% 5/15/14	16,720	17,429
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 31,750	$ 33,356
6.5% 2/15/10	32,000	35,621
TOTAL U.S. TREASURY OBLIGATIONS		589,048
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,461,958)		1,477,714
U.S. Government Agency - Mortgage Securities - 22.7%

Fannie Mae - 21.1%
3.793% 6/1/34 (f)	5,106	5,019
3.84% 1/1/35 (f)	3,364	3,350
3.878% 6/1/33 (f)	5,036	5,009
3.878% 11/1/34 (f)	7,363	7,356
3.975% 11/1/34 (f)	2,317	2,307
4% 5/1/20 (c)	99,683	96,599
4.017% 12/1/34 (f)	8,094	8,112
4.023% 2/1/35 (f)	1,057	1,056
4.025% 1/1/35 (f)	2,157	2,152
4.052% 2/1/35 (f)	1,034	1,033
4.118% 1/1/35 (f)	2,274	2,276
4.118% 2/1/35 (f)	736	739
4.12% 2/1/35 (f)	2,038	2,040
4.128% 2/1/35 (f)	4,145	4,148
4.145% 2/1/35 (f)	2,538	2,542
4.151% 1/1/35 (f)	3,797	3,802
4.162% 2/1/35 (f)	2,078	2,085
4.197% 1/1/35 (f)	1,920	1,926
4.202% 1/1/35 (f)	2,337	2,331
4.25% 2/1/35 (f)	1,187	1,181
4.305% 8/1/33 (f)	2,701	2,729
4.318% 3/1/33 (f)	599	596
4.349% 2/1/35 (f)	820	819
4.351% 1/1/35 (f)	1,180	1,179
4.368% 2/1/34 (f)	3,005	3,010
4.4% 2/1/35 (f)	1,855	1,851
4.437% 11/1/34 (f)	18,576	18,776
4.455% 3/1/35 (f)	1,600	1,601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.484% 10/1/34 (f)	$ 7,029	$ 7,109
4.493% 8/1/34 (f)	4,191	4,217
4.499% 3/1/35 (f)	3,596	3,597
4.5% 5/1/20 (c)	208,070	205,664
4.5% 7/1/33 to 4/1/35	58,256	56,358
4.53% 3/1/35 (f)	3,288	3,298
4.572% 2/1/35 (f)	8,586	8,664
4.587% 2/1/35 (f)	10,508	10,546
4.625% 2/1/35 (f)	3,626	3,646
4.67% 11/1/34 (f)	4,320	4,352
4.694% 11/1/34 (f)	4,281	4,312
4.725% 3/1/35 (f)	11,137	11,284
4.742% 3/1/35 (f)	2,018	2,036
4.748% 7/1/34 (f)	3,882	3,887
5% 12/1/17	2,017	2,036
5% 5/1/35 (c)	34,000	33,639
5% 6/1/35 (c)	199,321	196,705
5.5% 2/1/11 to 10/1/34	334,072	337,898
5.5% 5/12/35 (c)	70,000	70,634
6% 1/1/13 to 9/1/32	49,781	51,227
6% 5/1/35 (c)	9,075	9,316
6.5% 3/1/06 to 3/1/34	139,302	145,167
6.5% 5/1/20 (c)	16,000	16,690
6.5% 5/1/35 (c)	14,391	14,967
7% 7/1/22 to 12/1/31	38,707	41,014
7.5% 6/1/25 to 8/1/29	4,261	4,581
9.5% 5/1/18 to 2/1/25	485	538
12.5% 1/1/15 to 7/1/15	11	12
TOTAL FANNIE MAE		1,439,018
Freddie Mac - 0.7%
4.232% 1/1/35 (f)	1,968	1,970
4.314% 12/1/34 (f)	1,773	1,770
4.364% 1/1/35 (f)	4,441	4,457
4.37% 3/1/35 (f)	2,425	2,411
4.401% 2/1/35 (f)	3,329	3,310
4.441% 2/1/34 (f)	2,092	2,085
4.444% 3/1/35 (f)	1,501	1,497
4.491% 3/1/35 (f)	4,525	4,514
4.504% 3/1/35 (f)	1,800	1,799
4.564% 2/1/35 (f)	2,623	2,610
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
6% 5/1/33	$ 16,860	$ 17,349
8.5% 9/1/22 to 9/1/27	634	694
TOTAL FREDDIE MAC		44,466
Government National Mortgage Association - 0.9%
5.5% 12/15/32 to 5/15/34	15,179	15,459
6% 10/15/08 to 10/15/30	10,644	11,006
6.5% 3/15/26 to 2/15/33	4,484	4,700
7% 8/15/23 to 12/15/32	28,358	30,065
7.5% 10/15/05 to 8/15/28	1,879	2,023
8% 9/15/24 to 5/15/32	300	326
8.5% 1/15/31	21	23
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		63,610
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,538,307)		1,547,094
Asset-Backed Securities - 5.8%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (f)	3,646	3,704
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (f)	2,300	2,300
Class M2, 4.27% 2/25/34 (f)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (b)(f)	25,729	25,785
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (b)	4,510	4,522
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (f)	1,290	1,290
Class M2, 3.5% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (f)	1,843	1,844
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (f)	5,013	5,034
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.9138% 12/15/09 (f)	8,010	8,108
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,783
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (f)	6,749	6,773
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	$ 8,965	$ 8,874
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (f)	8,570	8,580
Series 2003-B1 Class B1, 4.1238% 2/17/09 (f)	13,465	13,586
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,052
Series 2003-B4 Class B4, 3.7538% 7/15/11 (f)	6,635	6,753
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,440
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	8,905	8,819
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (f)	3,150	3,254
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (f)	4,365	4,364
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (f)	15,800	15,827
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	5,790	5,926
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (f)	5,450	5,462
Series 2004-3 Class M1, 3.52% 6/25/34 (f)	1,525	1,526
Series 2005-3 Class MV1, 3.44% 8/25/35 (f)	12,300	12,300
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.7% 11/25/33 (f)	1,400	1,414
Class M2, 4.77% 11/25/33 (f)	700	721
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (f)	425	427
Class M4, 3.92% 3/25/34 (f)	325	328
Class M6, 4.27% 3/25/34 (f)	400	404
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.45% 1/25/35 (f)	1,825	1,827
Class M2, 3.48% 1/25/35 (f)	2,625	2,629
Class M3, 3.51% 1/25/35 (f)	1,425	1,428
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (f)	3,500	3,500
Class M2, 4.12% 1/25/34 (f)	1,600	1,600
Class M3, 4.32% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 3.36% 11/25/34 (f)	9,759	9,788
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (f)	462	464
Class M1, 3.9% 8/25/33 (f)	2,915	2,954
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 3.82% 10/25/33 (f)	$ 4,025	$ 4,063
Class M2, 4.92% 10/25/33 (f)	4,765	4,831
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	55	55
Household Home Equity Loan Trust Series 2002-2 Class A, 3.29% 4/20/32 (f)	3,295	3,300
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.87% 7/25/33 (f)	4,800	4,910
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 3.3138% 1/15/09 (f)	33,400	33,502
Series 2003-B2 Class B2, 3.3438% 10/15/10 (f)	1,530	1,541
Series 2003-B3 Class B3, 3.3288% 1/18/11 (f)	7,085	7,122
Series 2003-B5 Class B5, 3.3238% 2/15/11 (f)	10,335	10,419
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (f)	2,225	2,225
Class M2, 3.57% 7/25/34 (f)	400	400
Class M3, 3.97% 7/25/34 (f)	825	825
Class M4, 4.12% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (f)	1,945	1,971
Series 2003-HE1 Class M2, 4.92% 5/25/33 (f)	5,560	5,629
Series 2003-NC8 Class M1, 3.72% 9/25/33 (f)	2,600	2,621
Series 2004-NC2 Class M1, 3.57% 12/25/33 (f)	2,931	2,945
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (f)	5,014	5,043
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(f)	3,007	3,029
Series 2002-NC3 Class M1, 3.74% 8/25/32 (f)	1,585	1,601
Series 2003-NC2 Class M2, 5.02% 2/25/33 (f)	2,855	2,911
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	8,640	3,049
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	9,055	4,758
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,307
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (f)	1,137	1,138
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	8,562	8,481
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (f)	1,500	1,501
Class M4, 3.995% 6/25/34 (f)	2,520	2,530
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	$ 4,570	$ 4,543
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.55% 3/25/35 (f)	4,990	4,983
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,810
Series 2002-4 Class A, 3.0838% 8/18/09 (f)	10,400	10,403
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (f)	5,136	5,266
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (f)	2,045	2,058
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(f)	9,340	9,347
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	12,972
TOTAL ASSET-BACKED SECURITIES (Cost $398,187)		399,230
Collateralized Mortgage Obligations - 8.1%

Private Sponsor - 5.4%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 3.35% 5/25/35 (f)	12,420	12,442
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (f)	2,006	2,001
Class 2A1, 4.1884% 12/25/33 (f)	6,471	6,425
Series 2003-L Class 2A1, 3.9998% 1/25/34 (f)	12,224	12,098
Series 2004-1 Class 2A2, 4.7425% 10/25/34 (f)	11,595	11,612
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (f)	4,491	4,457
Class 2A2, 4.1388% 3/25/34 (f)	4,587	4,509
Series 2004-C Class 1A1, 3.3922% 4/25/34 (f)	7,914	7,840
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (f)	9,706	9,633
Class 2A2, 4.2174% 5/25/34 (f)	12,085	11,977
Series 2004-G Class 2A7, 4.6143% 8/25/34 (f)	10,161	10,223
Series 2004-H Class 2A1, 4.5236% 9/25/34 (f)	11,028	10,990
Series 2004-J:
Class 1A2, 4.331% 11/25/34 (f)	4,386	4,384
Class 2A1, 4.8103% 11/25/34 (f)	17,910	17,954
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.3% 1/25/35 (f)	46,116	46,116
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (f)	$ 2,950	$ 2,953
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (f)	4,933	4,938
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,692	1,719
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (f)	9,496	9,672
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (f)	8,039	8,301
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 3.7275% 11/25/29 (f)	10,735	10,708
Series 2004-G Class A2, 3.07% 11/25/29 (f)	5,403	5,398
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,967	4,067
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,709	1,748
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.32% 7/10/35 (b)(f)	8,924	9,092
Class B4, 4.52% 7/10/35 (b)(f)	6,790	6,909
Class B5, 5.12% 7/10/35 (b)(f)	6,402	6,546
Class B6, 5.62% 7/10/35 (b)(f)	2,910	2,976
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (b)(f)	3,110	3,169
Class B4, 4.42% 6/10/35 (b)(f)	2,783	2,832
Class B5, 5.02% 6/10/35 (b)(f)	1,900	1,943
Class B6, 5.52% 6/10/35 (b)(f)	1,129	1,154
Series 2004-A Class B4, 3.97% 2/10/36 (b)(f)	5,908	5,990
Series 2004-B:
Class B4, 3.87% 2/10/36 (b)(f)	1,579	1,597
Class B5, 4.32% 2/10/36 (b)(f)	1,085	1,102
Class B6, 4.77% 2/10/36 (b)(f)	296	302
Series 2004-C:
Class B4, 3.72% 9/10/36 (f)	1,984	2,004
Class B5, 4.12% 9/10/36 (f)	2,183	2,207
Class B6, 4.52% 9/10/36 (f)	397	403
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	21,024	21,048
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	18,838	18,812
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 1,436	$ 1,495
Series 2004-RA2 Class 2A, 7% 7/25/33	2,536	2,608
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4545% 9/25/34 (f)	11,547	11,526
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	29,872	29,760
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	10,720	10,709
TOTAL PRIVATE SPONSOR		366,349
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	605	603
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	8,847	8,477
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,683
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	5,376	5,599
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,425
Series 2425 Class JH, 6% 3/15/17	6,130	6,405
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,317
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,815
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,739
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,804
Series 2689 Class HC, 3.5% 9/15/26	8,784	8,593
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,785
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,053
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,579
Class OE, 4.5% 4/15/19	31,083	30,049
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 7,398	$ 6,748
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	1,490	1,561
TOTAL U.S. GOVERNMENT AGENCY		188,235
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $555,090)		554,584
Commercial Mortgage Securities - 4.4%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(f)	7,076	7,071
Class B, 4.92% 4/25/34 (b)(f)	786	791
Class M1, 3.58% 4/25/34 (b)(f)	611	613
Class M2, 4.22% 4/25/34 (b)(f)	611	616
Series 2004-2 Class A, 3.45% 8/25/34 (b)(f)	6,755	6,776
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(f)	7,822	7,837
Class A2, 3.44% 1/25/35 (b)(f)	1,124	1,127
Class M1, 3.52% 1/25/35 (b)(f)	1,320	1,321
Class M2, 4.02% 1/25/35 (b)(f)	880	883
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (b)(f)	2,171	2,171
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(f)	6,625	6,640
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	3,400	3,436
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	5,195	5,260
Class C, 4.937% 5/14/16 (b)	3,370	3,417
Class D, 4.986% 5/14/16 (b)	1,405	1,425
Class E, 5.064% 5/14/16 (b)	4,375	4,441
Class F, 5.182% 5/14/16 (b)	1,050	1,066
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 5.8567% 2/12/16 (b)(f)	3,810	4,139
COMM floater Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(f)	1,232	1,232
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (b)(f)	$ 2,000	$ 2,001
Class D, 3.5938% 9/15/14 (b)(f)	615	615
Class E, 3.6538% 9/15/14 (b)(f)	835	836
Class F, 3.7538% 9/15/14 (b)(f)	660	661
Class G, 3.9338% 9/15/14 (b)(f)	1,505	1,507
Class H, 4.0338% 9/15/14 (b)(f)	1,600	1,602
Class J, 4.5538% 9/15/14 (b)(f)	550	551
Class K, 4.9538% 9/15/14 (b)(f)	865	866
Class L, 5.1538% 9/15/14 (b)(f)	695	695
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(f)	7,840	7,840
Class C, 3.2238% 4/15/17 (b)(f)	3,330	3,330
Class D, 3.2638% 4/15/17 (b)(f)	2,705	2,705
Class I, 3.8038% 4/15/17 (b)(f)	375	375
Class MOA3, 3.2538% 3/15/20 (b)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(f)	1,700	1,700
Class B, 3.7038% 12/15/21 (b)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(f)	6,225	6,225
Class E, 3.2838% 2/15/20 (b)(f)	2,265	2,265
Class F, 3.3338% 2/15/20 (b)(f)	1,920	1,920
Class G, 3.4738% 2/15/20 (b)(f)	555	555
Class H, 3.7038% 2/15/20 (b)(f)	790	790
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	648	658
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,146
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,010
Series 2004-C1 Class ASP, 1.0447% 1/15/37 (b)(f)(h)	197,621	7,678
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,209
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,275
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	4,900	5,058
Class C1, 7.52% 5/15/06 (b)	3,500	3,616
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	$ 14,534	$ 15,288
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,181	2,286
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1672% 11/10/38 (f)(h)	115,928	5,093
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,618
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,508
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,252
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,330
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,213
Series 2003-47 Class XA, 0.2199% 6/16/43 (f)(h)	32,769	1,563
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	12,590	400
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	11,195	12,354
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,861
Series 1998-GLII Class E, 6.9716% 4/13/31 (f)	1,220	1,288
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	2,495	2,753
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	11,400	10,251
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,278	6,600
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	9,000	9,489
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,100	6,400
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(f)	1,930	1,930
Class KHP2, 3.5038% 1/15/18 (b)(f)	1,930	1,930
Class KHP3, 3.8038% 1/15/18 (b)(f)	2,280	2,280
Class KHP4, 3.9038% 1/15/18 (b)(f)	1,770	1,770
Class KHP5, 4.1038% 1/15/18 (b)(f)	2,050	2,050
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,987
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (b)(f)	$ 4,805	$ 4,792
Class 180B, 5.0372% 10/15/41 (b)(f)	2,250	2,238
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $301,483)		300,990
Foreign Government and Government Agency Obligations - 2.0%

Chilean Republic 7.125% 1/11/12	12,070	13,670
Israeli State 4.625% 6/15/13	1,855	1,803
Korean Republic 4.875% 9/22/14	11,660	11,506
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,835
United Mexican States:
5.875% 1/15/14	13,150	13,282
6.75% 9/27/34	83,225	82,892
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,082)		133,988
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,914
Fixed-Income Funds - 13.1%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $896,000)	8,996,955	895,377
Cash Equivalents - 12.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (i) (Cost $878,363)	$ 878,580	$ 878,363
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $7,404,526)		7,442,932
NET OTHER ASSETS - (9.0)%		(611,561)
NET ASSETS - 100%		$ 6,831,371
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 65,000	$ (787)
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	32,000	(32)
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	4
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	16
TOTAL CREDIT DEFAULT SWAP		107,000	(799)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 50,000	$ (667)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	(1,189)
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	250,000	(727)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	36,000	(320)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	65,000	(142)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	621
TOTAL INTEREST RATE SWAP		519,890	(2,424)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 30 basis points with Goldman Sachs	June 2005	$ 75,000	$ 1,524
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	11,300	236
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	75,000	1,451
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	60,250	786
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	27,215	342
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	23,850	278
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	11,300	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	11,300	102
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	(266)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	July 2005	$ 11,300	$ 9
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	11,300	(73)
TOTAL TOTAL RETURN SWAP		340,415	4,389
		$ 967,305	$ 1,166
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $427,205,000 or 6.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,333,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$878,363,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 134,285
Bank of America, National Association	57,182
Barclays Capital Inc.	228,727
Bear Stearns & Co. Inc.	35,739
Countrywide Securities Corporation	57,182
Credit Suisse First Boston LLC	28,591
J.P. Morgan Securities, Inc.	14,295
Lehman Brothers Inc..	28,591
Morgan Stanley & Co. Incorporated.	165,112
UBS Securities LLC	128,659
$ 878,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $878,363) (cost $7,404,526) - See accompanying schedule		$ 7,442,932
Commitment to sell securities on a delayed delivery basis	$ (18,255)
Receivable for securities sold on a delayed delivery basis	18,268	13
Receivable for investments sold, regular delivery		29,941
Cash		7
Receivable for swap agreements		105
Receivable for fund shares sold		10,487
Interest receivable		50,445
Swap agreements, at value		1,166
Prepaid expenses		18
Other affiliated receivables		7
Total assets		7,535,121

Liabilities
Payable for investments purchased Regular delivery	42,640
Delayed delivery	651,662
Payable for fund shares redeemed	5,234
Distributions payable	442
Accrued management fee	2,390
Distribution fees payable	26
Other affiliated payables	1,065
Other payables and accrued expenses	291
Total liabilities		703,750

Net Assets		$ 6,831,371
Net Assets consist of:
Paid in capital		$ 6,738,777
Undistributed net investment income		4,438
Accumulated undistributed net realized gain (loss) on investments		48,596
Net unrealized appreciation (depreciation) on investments		39,560
Net Assets		$ 6,831,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,749 ÷ 4,100 shares)	$ 7.50

Maximum offering price per share (100/95.25 of $7.50)	$ 7.87
Class T: Net Asset Value and redemption price per share ($48,176 ÷ 6,419 shares)	$ 7.51

Maximum offering price per share (100/96.50 of $7.51)	$ 7.78
Class B: Net Asset Value and offering price per share ($8,782 ÷ 1,170 shares)A	$ 7.51

Class C: Net Asset Value and offering price per share ($6,591 ÷ 878 shares)A	$ 7.51

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,720,989 ÷ 895,655 shares)	$ 7.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,084 ÷ 2,141 shares)	$ 7.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2005

Investment Income
Interest		$ 248,864
Security lending		177
Total income		249,041

Expenses
Management fee	$ 26,483
Transfer agent fees	10,113
Distribution fees	287
Accounting and security lending fees	936
Independent trustees' compensation	32
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	173
Registration fees	185
Audit	86
Legal	13
Miscellaneous	57
Total expenses before reductions	38,366
Expense reductions	(174)	38,192
Net investment income		210,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	94,581
Swap agreements	4,874
Total net realized gain (loss)		99,455
Change in net unrealized appreciation (depreciation) on: Investment securities	3,234
Swap agreements	4,034
Delayed delivery commitments	13
Total change in net unrealized appreciation (depreciation)		7,281
Net gain (loss)		106,736
Net increase (decrease) in net assets resulting from operations		$ 317,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 210,849	$ 174,464
Net realized gain (loss)	99,455	63,703
Change in net unrealized appreciation (depreciation)	7,281	(142,453)
Net increase (decrease) in net assets resulting from operations	317,585	95,714
Distributions to shareholders from net investment income	(211,677)	(178,051)
Distributions to shareholders from net realized gain	(80,651)	(92,131)
Total distributions	(292,328)	(270,182)
Share transactions - net increase (decrease)	1,000,708	674,016
Total increase (decrease) in net assets	1,025,965	499,548

Net Assets
Beginning of period	5,805,406	5,305,858
End of period (including undistributed net investment income of $4,438 and undistributed net investment income of $3,661, respectively)	$ 6,831,371	$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.237	.224	.186
Net realized and unrealized gain (loss)	.131	(.095)	.326
Total from investment operations	.368	.129	.512
Distributions from net investment income	(.238)	(.229)	(.172)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	5.03%	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.83%	.79% A
Expenses net of voluntary waivers, if any	.83%	.83%	.79% A
Expenses net of all reductions	.83%	.83%	.79% A
Net investment income	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 22	$ 8
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.230	.214	.180
Net realized and unrealized gain (loss)	.141	(.094)	.324
Total from investment operations	.371	.120	.504
Distributions from net investment income	(.231)	(.220)	(.164)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	5.07%	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.96%	.97% A
Expenses net of voluntary waivers, if any	.93%	.95%	.95% A
Expenses net of all reductions	.93%	.95%	.95% A
Net investment income	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 30	$ 10
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.180	.166	.147
Net realized and unrealized gain (loss)	.140	(.095)	.322
Total from investment operations	.320	.071	.469
Distributions from net investment income	(.180)	(.171)	(.129)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	4.37%	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.59%	1.60%	1.60% A
Net investment income	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 8
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.176	.161	.145
Net realized and unrealized gain (loss)	.140	(.095)	.322
Total from investment operations	.316	.066	.467
Distributions from net investment income	(.176)	(.166)	(.127)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	4.30%	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67%	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.66%	1.66%	1.64% A
Net investment income	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Income from Investment Operations
Net investment income B	.254	.240	.290	.379 D	.445
Net realized and unrealized gain (loss)	.130	(.095)	.483	.158 D	.324
Total from investment operations	.384	.145	.773	.537	.769
Distributions from net investment income	(.254)	(.245)	(.283)	(.377)	(.449)
Distributions from net realized gain	(.100)	(.130)	(.120)	(.010)	-
Total distributions	(.354)	(.375)	(.403)	(.387)	(.449)
Net asset value, end of period	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Total Return A	5.26%	1.89%	10.82%	7.61%	11.51%
Ratios to Average Net Assets C
Expenses before expense reductions	.61%	.63%	.66%	.66%	.65%
Expenses net of voluntary waivers, if any	.61%	.63%	.66%	.66%	.65%
Expenses net of all reductions	.61%	.63%	.66%	.66%	.64%
Net investment income	3.39%	3.16%	3.86%	5.18% D	6.31%
Supplemental Data
Net assets, end of period (in millions)	$ 6,721	$ 5,735	$ 5,274	$ 4,056	$ 2,976
Portfolio turnover rate	227%	238%	276%	230%	226%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.254	.233	.202
Net realized and unrealized gain (loss)	.129	(.078)	.321
Total from investment operations	.383	.155	.523
Distributions from net investment income	(.253)	(.245)	(.183)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	5.24%	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.59%	.64%	.56% A
Expenses net of voluntary waivers, if any	.59%	.64%	.56% A
Expenses net of all reductions	.59%	.64%	.56% A
Net investment income	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

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1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 84,968
Unrealized depreciation	(44,465)
Net unrealized appreciation (depreciation)	40,503
Undistributed ordinary income	10,007
Undistributed long-term capital gain	38,911

Cost for federal income tax purposes	$ 7,402,429

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 248,105	$ 244,902
Long-term Capital Gains	44,223	25,280
Total	$ 292,328	$ 270,182

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed

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2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively .

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities

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2. Operating Policies - continued

Mortgage Dollar Rolls - continued

purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,587,198 and $1,454,429, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 41	$ -
Class T	0%	.25%	97	1
Class B	.65%	.25%	77	56
Class C	.75%	.25%	72	18
			$ 287	$ 75

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	4
Class B*	23
Class C*	2
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 63.23
Class T	88.23
Class B	25.30
Class C	16.22
Investment Grade Bond	9,906.16
Institutional Class	15.15
	$ 10,113

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4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $17,842 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.85% - .83%*	$ -
Class T	.95% - .93%*	-
Class B	1.60% - 1.58%*	4
Class C	1.70% - 1.68%*	1
Investment Grade Bond	.70%	-
Institutional Class	.70% - .68%*	-
		$ 5

* Expense limitation in effect at period end.

Effective June 1, 2005 the expense limitation will be eliminated for Investment Grade Bond shares.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 1
Investment Grade Bond	160
Total	$ 161

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

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8. Other - continued

At the end of the period, Fidelity Freedom Fund 2010 and Fidelity Freedom Fund 2020 were the owners of record of approximately 19% and 12% respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45%of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2005	2004
From net investment income
Class A	$ 869	$ 334
Class T	1,202	496
Class B	205	197
Class C	169	126
Investment Grade Bond	208,879	176,877
Institutional Class	353	21
Total	$ 211,677	$ 178,051
From net realized gain
Class A	$ 318	$ 86
Class T	496	206
Class B	112	146
Class C	96	101
Investment Grade Bond	79,525	91,586
Institutional Class	104	6
Total	$ 80,651	$ 92,131

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class A
Shares sold	3,493	6,935	$ 26,275	$ 53,009
Reinvestment of distributions	65	41	490	312
Shares redeemed	(2,416)	(5,068)	(18,200)	(38,622)
Net increase (decrease)	1,142	1,908	$ 8,565	$ 14,699

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class T
Shares sold	3,871	3,443	$ 29,055	$ 26,145
Reinvestment of distributions	225	91	1,687	690
Shares redeemed	(1,686)	(876)	(12,629)	(6,636)
Net increase (decrease)	2,410	2,658	$ 18,113	$ 20,199
Class B
Shares sold	306	693	$ 2,293	$ 5,279
Reinvestment of distributions	35	38	262	290
Shares redeemed	(335)	(569)	(2,511)	(4,307)
Net increase (decrease)	6	162	$ 44	$ 1,262
Class C
Shares sold	397	742	$ 2,982	$ 5,684
Reinvestment of distributions	31	25	234	192
Shares redeemed	(443)	(594)	(3,318)	(4,535)
Net increase (decrease)	(15)	173	$ (102)	$ 1,341
Investment Grade Bond
Shares sold	201,524	235,224	$ 1,513,409	$ 1,786,028
Reinvestment of distributions	37,730	34,342	282,446	261,415
Shares redeemed	(111,431)	(186,718)	(835,079)	(1,413,531)
Net increase (decrease)	127,823	82,848	$ 960,776	$ 633,912
Institutional Class
Shares sold	1,969	387	$ 14,872	$ 2,932
Reinvestment of distributions	58	3	438	21
Shares redeemed	(266)	(46)	(1,998)	(350)
Net increase (decrease)	1,761	344	$ 13,312	$ 2,603

11. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Investment Grade Bond Fund shares will consist of an asset based fee which will be reduced to a rate of ..10% of average net assets. The account fees will be eliminated.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 21, 2005

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Trustees and Officers

The Trustees , Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Jeffrey Moore (39)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore served as a fixed-income analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of Advisor Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/06/2005	06/03/2005	$.055

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended April 30, 2005, $61,690,326, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended April 30, 2004, $21,443,676, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 12.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is
an investment of Fidelity Advisor Investment Grade Bond Fund.

Annual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-UANN-0605
1.784724.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Investment Grade Bond

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Investment Grade Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Past 5 years	Past 10 years
Investment Grade Bond	5.26%	7.36%	6.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Investment Grade Bond on April 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

Investment Grade Bond performed in line with its benchmark and beat its peer group average. During the 12 months ending April 30, 2005, both the fund and the Lehman Brothers Aggregate Bond Index returned 5.26%. This return outpaced the 4.51% mark posted by the LipperSM Intermediate Investment Grade Debt Funds Average. A positive impact on performance came from effective yield-curve positioning. Specifically, with interest rates rising, the fund's desired average duration was maintained by focusing investments on both the long and very short ends of the yield curve. Relative to the index, we underweighted one- to three-year bonds, which tend to suffer most from the Federal Reserve Board's interest rate hikes, and emphasized longer-term bonds, which proved more resilient and didn't sell off as much. The fund also benefited from its relatively large stake at the front end of the curve in the Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets designed to outperform cash-like investments with similar risk characteristics. Lastly, a modest out-of-benchmark weighting in Treasury Inflation-Protected Securities (TIPS) added to performance. Conversely, despite favorable results overall in the corporate sector, some small positions in weak auto-related issues curbed the fund's gains.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,009.00	$ 4.13**
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16**
Class T
Actual	$ 1,000.00	$ 1,009.80	$ 4.63**
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66**
Class B
Actual	$ 1,000.00	$ 1,005.20	$ 7.91**
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95**
Class C
Actual	$ 1,000.00	$ 1,004.80	$ 8.30**
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.35**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Investment Grade Bond
Actual	$ 1,000.00	$ 1,010.10	$ 3.04**
HypotheticalA	$ 1,000.00	$ 1,021.77	$ 3.06**
Institutional Class
Actual	$ 1,000.00	$ 1,010.20	$ 2.89**
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%**
Class T	.93%**
Class B	1.59%**
Class C	1.67%**
Investment Grade Bond	.61%**
Institutional Class	.58%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.72%
Actual		$ 3.59
HypotheticalA		$ 3.61
Class T	.82%
Actual		$ 4.09
HypotheticalA		$ 4.11
Class B	1.50%
Actual		$ 7.46
HypotheticalA		$ 7.50
Class C	1.57%
Actual		$ 7.81
HypotheticalA		$ 7.85
Investment Grade Bond	.45%
Actual		$ 2.24
HypotheticalA		$ 2.26
Institutional Class	.48%
Actual		$ 2.39
HypotheticalA		$ 2.41

A 5% return per year before expenses

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2005*	As of October 31, 2004**
U.S. Government and U.S. Government Agency Obligations 48.7%	U.S. Government and U.S. Government Agency Obligations 52.2%
AAA 12.0%	AAA 7.9%
AA 4.0%	AA 2.7%
A 10.7%	A 12.6%
BBB 15.6%	BBB 17.9%
BB and Below 0.8%	BB and Below 0.8%
Not Rated 0.2%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	5.4	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	3.9	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 18.8%		Corporate Bonds 23.5%
	U.S. Government and U.S. Government Agency Obligations 48.7%		U.S. Government and U.S. Government Agency Obligations 52.2%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 9.8%
	CMOs and Other Mortgage Related Securities 11.7%		CMOs and Other Mortgage Related Securities 8.7%
	Other Investments 2.1%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	7.6%	** Foreign investments	8.1%
* Futures and Swaps	14.0%	** Futures and Swaps	5.1%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.3%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.9%
Ford Motor Co.:
6.375% 2/1/29	$ 9,600	$ 7,137
6.625% 10/1/28	4,300	3,286
7.45% 7/16/31	27,650	22,721
General Motors Corp. 8.375% 7/15/33	36,990	28,156
		61,300
Media - 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,678
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,812
Cox Communications, Inc.:
7.125% 10/1/12	5,770	6,411
7.75% 11/1/10	9,500	10,675
Liberty Media Corp. 8.25% 2/1/30	13,530	13,817
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,728
News America, Inc. 6.2% 12/15/34	8,530	8,606
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,193
		76,920
TOTAL CONSUMER DISCRETIONARY		138,220
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	4,725	4,758
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	14,905	16,460
TOTAL CONSUMER STAPLES		21,218
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,498
Petronas Capital Ltd. 7% 5/22/12 (b)	26,925	30,255
		36,753
Oil & Gas - 1.7%
Amerada Hess Corp. 6.65% 8/15/11	8,965	9,639
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	8,835	8,842
Enterprise Products Operating LP 5.75% 3/1/35 (b)	9,200	8,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Kinder Morgan Energy Partners LP 5.8% 3/15/35	$ 3,905	$ 3,813
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,984
Nexen, Inc. 5.875% 3/10/35	17,550	16,918
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	51,131
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,400	7,457
Williams Companies, Inc.:
7.125% 9/1/11	4,410	4,597
7.5% 1/15/31	1,270	1,311
		117,249
TOTAL ENERGY		154,002
FINANCIALS - 8.1%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,934
4.25% 9/4/12 (f)	5,730	5,708
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	16,420	16,195
5% 1/15/15	10,720	10,736
		37,573
Commercial Banks - 1.5%
Bank One Corp. 5.25% 1/30/13	13,775	14,092
Banponce Corp. 6.75% 12/15/05	6,965	7,075
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,930
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,920	2,873
5.25% 2/10/14 (b)	5,000	5,044
Korea Development Bank:
3.875% 3/2/09	16,050	15,631
4.75% 7/20/09	5,805	5,836
5.75% 9/10/13	10,035	10,506
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,596
Wachovia Bank NA 4.875% 2/1/15	31,000	30,900
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,311
		105,794
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 1.7%
Capital One Bank:
4.875% 5/15/08	$ 3,990	$ 4,023
6.5% 6/13/13	8,775	9,492
8.25% 6/15/05	12,300	12,366
Capital One Financial Corp. 4.8% 2/21/12	4,250	4,182
General Electric Capital Corp. 6% 6/15/12	4,600	4,945
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)	7,405	7,407
5.11% 12/1/14 (f)	7,750	6,286
5.25% 5/16/05	19,760	19,765
Household Finance Corp. 4.125% 11/16/09	26,826	26,328
HSBC Finance Corp. 6.75% 5/15/11	9,235	10,219
MBNA America Bank NA 4.625% 8/3/09	5,000	4,983
MBNA Corp. 7.5% 3/15/12	3,180	3,618
		113,614
Diversified Financial Services - 1.4%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,280
Duke Capital LLC 4.331% 11/16/06	2,040	2,044
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	13,250	14,895
J.P. Morgan Chase & Co.:
4.875% 3/15/14	9,405	9,334
5.125% 9/15/14	15,000	15,138
6.75% 2/1/11	18,915	20,897
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	29,235	30,244
		98,832
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	13,000	12,827
Assurant, Inc. 5.625% 2/15/14	4,265	4,418
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,880	5,965
The Chubb Corp. 6.15% 8/15/05	6,275	6,316
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,363
		33,889
Real Estate - 1.6%
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,989
Camden Property Trust:
5.875% 6/1/07	3,920	4,016
5.875% 11/30/12	6,435	6,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 7,035	$ 7,130
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,245
Colonial Properties Trust 4.75% 2/1/10	6,845	6,748
Developers Diversified Realty Corp. 5% 5/3/10	6,840	6,833
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,123
EOP Operating LP:
4.65% 10/1/10	8,840	8,708
4.75% 3/15/14	21,525	20,667
7.75% 11/15/07	8,835	9,521
Gables Realty LP 5.75% 7/15/07	8,040	8,264
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,285
Regency Centers LP 6.75% 1/15/12	7,380	8,068
		108,287
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
4% 3/22/11	8,165	7,819
5.625% 5/15/07	5,500	5,637
Independence Community Bank Corp. 3.75% 4/1/14 (f)	5,390	5,156
Washington Mutual Bank 5.125% 1/15/15	11,000	10,952
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,264
4.625% 4/1/14	13,195	12,704
		56,532
TOTAL FINANCIALS		554,521
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	13,765	11,838
7.45% 5/1/34 (b)	180	148
		11,986
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,179	1,194
6.978% 10/1/12	2,731	2,788
7.858% 4/1/13	6,059	6,260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 1,305	$ 1,310
6.795% 2/2/20	2,580	2,038
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	16,565	15,283
		28,873
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09	6,300	6,318
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,938
TOTAL INDUSTRIALS		57,115
MATERIALS - 0.1%
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,767
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	2,090	2,065
Weyerhaeuser Co. 5.25% 12/15/09	2,316	2,389
		4,454
TOTAL MATERIALS		8,221
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,445
British Telecommunications PLC 8.375% 12/15/10	12,619	14,804
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,413
8.25% 6/15/05	2,035	2,046
8.5% 6/15/10	3,725	4,320
France Telecom SA 8% 3/1/11 (a)	7,775	8,960
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,584
KT Corp. 5.875% 6/24/14 (b)	5,295	5,555
SBC Communications, Inc. 4.125% 9/15/09	12,820	12,608
Sprint Capital Corp.:
6.875% 11/15/28	4,300	4,795
7.625% 1/30/11	7,800	8,804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4% 11/15/08	$ 12,400	$ 12,138
4% 1/15/10 (b)	14,810	14,307
4.95% 9/30/14 (b)	8,070	7,861
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,039
Verizon Global Funding Corp. 7.25% 12/1/10	12,385	13,907
		156,586
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,035	5,793
TOTAL TELECOMMUNICATION SERVICES		162,379
UTILITIES - 2.3%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,988
DTE Energy Co. 7.05% 6/1/11	4,090	4,558
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,445
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,339
6.45% 11/15/11	3,810	4,092
7.375% 11/15/31	20,010	23,583
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,038
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,964
4.8% 3/1/14	2,670	2,650
Progress Energy, Inc. 7.75% 3/1/31	21,650	26,201
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,886
7.875% 10/1/12	5,630	6,748
Southern California Edison Co.:
4.65% 4/1/15	700	685
5% 1/15/14	585	592
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,076
		128,845
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,708
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,530
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,071
		13,309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	$ 5,425	$ 6,085
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	3,972
5.875% 10/1/12	2,650	2,791
		12,848
TOTAL UTILITIES		155,002
TOTAL NONCONVERTIBLE BONDS (Cost $1,238,678)		1,250,678
U.S. Government and Government Agency Obligations - 21.6%

U.S. Government Agency Obligations - 9.1%
Fannie Mae:
3.25% 8/15/08	81,500	79,422
3.625% 3/15/07	111,977	111,518
4.375% 7/17/13	20,950	20,439
4.625% 10/15/13	8,000	8,054
5.5% 7/18/12	34,500	34,653
6.125% 3/15/12	22,972	25,267
6.25% 2/1/11	115,105	124,509
Freddie Mac:
4.5% 1/15/14	125,300	125,318
5.25% 11/5/12	5,610	5,646
5.875% 3/21/11	79,045	84,324
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		619,150
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25 (d)	246,804	269,516
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds 8% 11/15/21	174,757	244,182
U.S. Treasury Notes:
2.75% 7/31/06 (c)	260,772	258,460
4.75% 5/15/14	16,720	17,429
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 31,750	$ 33,356
6.5% 2/15/10	32,000	35,621
TOTAL U.S. TREASURY OBLIGATIONS		589,048
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,461,958)		1,477,714
U.S. Government Agency - Mortgage Securities - 22.7%

Fannie Mae - 21.1%
3.793% 6/1/34 (f)	5,106	5,019
3.84% 1/1/35 (f)	3,364	3,350
3.878% 6/1/33 (f)	5,036	5,009
3.878% 11/1/34 (f)	7,363	7,356
3.975% 11/1/34 (f)	2,317	2,307
4% 5/1/20 (c)	99,683	96,599
4.017% 12/1/34 (f)	8,094	8,112
4.023% 2/1/35 (f)	1,057	1,056
4.025% 1/1/35 (f)	2,157	2,152
4.052% 2/1/35 (f)	1,034	1,033
4.118% 1/1/35 (f)	2,274	2,276
4.118% 2/1/35 (f)	736	739
4.12% 2/1/35 (f)	2,038	2,040
4.128% 2/1/35 (f)	4,145	4,148
4.145% 2/1/35 (f)	2,538	2,542
4.151% 1/1/35 (f)	3,797	3,802
4.162% 2/1/35 (f)	2,078	2,085
4.197% 1/1/35 (f)	1,920	1,926
4.202% 1/1/35 (f)	2,337	2,331
4.25% 2/1/35 (f)	1,187	1,181
4.305% 8/1/33 (f)	2,701	2,729
4.318% 3/1/33 (f)	599	596
4.349% 2/1/35 (f)	820	819
4.351% 1/1/35 (f)	1,180	1,179
4.368% 2/1/34 (f)	3,005	3,010
4.4% 2/1/35 (f)	1,855	1,851
4.437% 11/1/34 (f)	18,576	18,776
4.455% 3/1/35 (f)	1,600	1,601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.484% 10/1/34 (f)	$ 7,029	$ 7,109
4.493% 8/1/34 (f)	4,191	4,217
4.499% 3/1/35 (f)	3,596	3,597
4.5% 5/1/20 (c)	208,070	205,664
4.5% 7/1/33 to 4/1/35	58,256	56,358
4.53% 3/1/35 (f)	3,288	3,298
4.572% 2/1/35 (f)	8,586	8,664
4.587% 2/1/35 (f)	10,508	10,546
4.625% 2/1/35 (f)	3,626	3,646
4.67% 11/1/34 (f)	4,320	4,352
4.694% 11/1/34 (f)	4,281	4,312
4.725% 3/1/35 (f)	11,137	11,284
4.742% 3/1/35 (f)	2,018	2,036
4.748% 7/1/34 (f)	3,882	3,887
5% 12/1/17	2,017	2,036
5% 5/1/35 (c)	34,000	33,639
5% 6/1/35 (c)	199,321	196,705
5.5% 2/1/11 to 10/1/34	334,072	337,898
5.5% 5/12/35 (c)	70,000	70,634
6% 1/1/13 to 9/1/32	49,781	51,227
6% 5/1/35 (c)	9,075	9,316
6.5% 3/1/06 to 3/1/34	139,302	145,167
6.5% 5/1/20 (c)	16,000	16,690
6.5% 5/1/35 (c)	14,391	14,967
7% 7/1/22 to 12/1/31	38,707	41,014
7.5% 6/1/25 to 8/1/29	4,261	4,581
9.5% 5/1/18 to 2/1/25	485	538
12.5% 1/1/15 to 7/1/15	11	12
TOTAL FANNIE MAE		1,439,018
Freddie Mac - 0.7%
4.232% 1/1/35 (f)	1,968	1,970
4.314% 12/1/34 (f)	1,773	1,770
4.364% 1/1/35 (f)	4,441	4,457
4.37% 3/1/35 (f)	2,425	2,411
4.401% 2/1/35 (f)	3,329	3,310
4.441% 2/1/34 (f)	2,092	2,085
4.444% 3/1/35 (f)	1,501	1,497
4.491% 3/1/35 (f)	4,525	4,514
4.504% 3/1/35 (f)	1,800	1,799
4.564% 2/1/35 (f)	2,623	2,610
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
6% 5/1/33	$ 16,860	$ 17,349
8.5% 9/1/22 to 9/1/27	634	694
TOTAL FREDDIE MAC		44,466
Government National Mortgage Association - 0.9%
5.5% 12/15/32 to 5/15/34	15,179	15,459
6% 10/15/08 to 10/15/30	10,644	11,006
6.5% 3/15/26 to 2/15/33	4,484	4,700
7% 8/15/23 to 12/15/32	28,358	30,065
7.5% 10/15/05 to 8/15/28	1,879	2,023
8% 9/15/24 to 5/15/32	300	326
8.5% 1/15/31	21	23
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		63,610
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,538,307)		1,547,094
Asset-Backed Securities - 5.8%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (f)	3,646	3,704
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (f)	2,300	2,300
Class M2, 4.27% 2/25/34 (f)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (b)(f)	25,729	25,785
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (b)	4,510	4,522
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (f)	1,290	1,290
Class M2, 3.5% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (f)	1,843	1,844
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (f)	5,013	5,034
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.9138% 12/15/09 (f)	8,010	8,108
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,783
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (f)	6,749	6,773
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	$ 8,965	$ 8,874
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (f)	8,570	8,580
Series 2003-B1 Class B1, 4.1238% 2/17/09 (f)	13,465	13,586
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,052
Series 2003-B4 Class B4, 3.7538% 7/15/11 (f)	6,635	6,753
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,440
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	8,905	8,819
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (f)	3,150	3,254
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (f)	4,365	4,364
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (f)	15,800	15,827
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	5,790	5,926
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (f)	5,450	5,462
Series 2004-3 Class M1, 3.52% 6/25/34 (f)	1,525	1,526
Series 2005-3 Class MV1, 3.44% 8/25/35 (f)	12,300	12,300
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.7% 11/25/33 (f)	1,400	1,414
Class M2, 4.77% 11/25/33 (f)	700	721
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (f)	425	427
Class M4, 3.92% 3/25/34 (f)	325	328
Class M6, 4.27% 3/25/34 (f)	400	404
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.45% 1/25/35 (f)	1,825	1,827
Class M2, 3.48% 1/25/35 (f)	2,625	2,629
Class M3, 3.51% 1/25/35 (f)	1,425	1,428
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (f)	3,500	3,500
Class M2, 4.12% 1/25/34 (f)	1,600	1,600
Class M3, 4.32% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 3.36% 11/25/34 (f)	9,759	9,788
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (f)	462	464
Class M1, 3.9% 8/25/33 (f)	2,915	2,954
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 3.82% 10/25/33 (f)	$ 4,025	$ 4,063
Class M2, 4.92% 10/25/33 (f)	4,765	4,831
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	55	55
Household Home Equity Loan Trust Series 2002-2 Class A, 3.29% 4/20/32 (f)	3,295	3,300
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.87% 7/25/33 (f)	4,800	4,910
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 3.3138% 1/15/09 (f)	33,400	33,502
Series 2003-B2 Class B2, 3.3438% 10/15/10 (f)	1,530	1,541
Series 2003-B3 Class B3, 3.3288% 1/18/11 (f)	7,085	7,122
Series 2003-B5 Class B5, 3.3238% 2/15/11 (f)	10,335	10,419
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (f)	2,225	2,225
Class M2, 3.57% 7/25/34 (f)	400	400
Class M3, 3.97% 7/25/34 (f)	825	825
Class M4, 4.12% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (f)	1,945	1,971
Series 2003-HE1 Class M2, 4.92% 5/25/33 (f)	5,560	5,629
Series 2003-NC8 Class M1, 3.72% 9/25/33 (f)	2,600	2,621
Series 2004-NC2 Class M1, 3.57% 12/25/33 (f)	2,931	2,945
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (f)	5,014	5,043
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(f)	3,007	3,029
Series 2002-NC3 Class M1, 3.74% 8/25/32 (f)	1,585	1,601
Series 2003-NC2 Class M2, 5.02% 2/25/33 (f)	2,855	2,911
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	8,640	3,049
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	9,055	4,758
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,307
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (f)	1,137	1,138
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	8,562	8,481
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (f)	1,500	1,501
Class M4, 3.995% 6/25/34 (f)	2,520	2,530
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	$ 4,570	$ 4,543
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.55% 3/25/35 (f)	4,990	4,983
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,810
Series 2002-4 Class A, 3.0838% 8/18/09 (f)	10,400	10,403
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (f)	5,136	5,266
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (f)	2,045	2,058
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(f)	9,340	9,347
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	12,972
TOTAL ASSET-BACKED SECURITIES (Cost $398,187)		399,230
Collateralized Mortgage Obligations - 8.1%

Private Sponsor - 5.4%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 3.35% 5/25/35 (f)	12,420	12,442
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (f)	2,006	2,001
Class 2A1, 4.1884% 12/25/33 (f)	6,471	6,425
Series 2003-L Class 2A1, 3.9998% 1/25/34 (f)	12,224	12,098
Series 2004-1 Class 2A2, 4.7425% 10/25/34 (f)	11,595	11,612
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (f)	4,491	4,457
Class 2A2, 4.1388% 3/25/34 (f)	4,587	4,509
Series 2004-C Class 1A1, 3.3922% 4/25/34 (f)	7,914	7,840
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (f)	9,706	9,633
Class 2A2, 4.2174% 5/25/34 (f)	12,085	11,977
Series 2004-G Class 2A7, 4.6143% 8/25/34 (f)	10,161	10,223
Series 2004-H Class 2A1, 4.5236% 9/25/34 (f)	11,028	10,990
Series 2004-J:
Class 1A2, 4.331% 11/25/34 (f)	4,386	4,384
Class 2A1, 4.8103% 11/25/34 (f)	17,910	17,954
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.3% 1/25/35 (f)	46,116	46,116
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (f)	$ 2,950	$ 2,953
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (f)	4,933	4,938
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,692	1,719
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (f)	9,496	9,672
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (f)	8,039	8,301
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 3.7275% 11/25/29 (f)	10,735	10,708
Series 2004-G Class A2, 3.07% 11/25/29 (f)	5,403	5,398
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,967	4,067
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,709	1,748
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.32% 7/10/35 (b)(f)	8,924	9,092
Class B4, 4.52% 7/10/35 (b)(f)	6,790	6,909
Class B5, 5.12% 7/10/35 (b)(f)	6,402	6,546
Class B6, 5.62% 7/10/35 (b)(f)	2,910	2,976
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (b)(f)	3,110	3,169
Class B4, 4.42% 6/10/35 (b)(f)	2,783	2,832
Class B5, 5.02% 6/10/35 (b)(f)	1,900	1,943
Class B6, 5.52% 6/10/35 (b)(f)	1,129	1,154
Series 2004-A Class B4, 3.97% 2/10/36 (b)(f)	5,908	5,990
Series 2004-B:
Class B4, 3.87% 2/10/36 (b)(f)	1,579	1,597
Class B5, 4.32% 2/10/36 (b)(f)	1,085	1,102
Class B6, 4.77% 2/10/36 (b)(f)	296	302
Series 2004-C:
Class B4, 3.72% 9/10/36 (f)	1,984	2,004
Class B5, 4.12% 9/10/36 (f)	2,183	2,207
Class B6, 4.52% 9/10/36 (f)	397	403
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	21,024	21,048
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	18,838	18,812
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 1,436	$ 1,495
Series 2004-RA2 Class 2A, 7% 7/25/33	2,536	2,608
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4545% 9/25/34 (f)	11,547	11,526
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	29,872	29,760
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	10,720	10,709
TOTAL PRIVATE SPONSOR		366,349
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	605	603
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	8,847	8,477
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,683
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	5,376	5,599
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,425
Series 2425 Class JH, 6% 3/15/17	6,130	6,405
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,317
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,815
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,739
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,804
Series 2689 Class HC, 3.5% 9/15/26	8,784	8,593
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,785
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,053
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,579
Class OE, 4.5% 4/15/19	31,083	30,049
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 7,398	$ 6,748
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	1,490	1,561
TOTAL U.S. GOVERNMENT AGENCY		188,235
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $555,090)		554,584
Commercial Mortgage Securities - 4.4%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(f)	7,076	7,071
Class B, 4.92% 4/25/34 (b)(f)	786	791
Class M1, 3.58% 4/25/34 (b)(f)	611	613
Class M2, 4.22% 4/25/34 (b)(f)	611	616
Series 2004-2 Class A, 3.45% 8/25/34 (b)(f)	6,755	6,776
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(f)	7,822	7,837
Class A2, 3.44% 1/25/35 (b)(f)	1,124	1,127
Class M1, 3.52% 1/25/35 (b)(f)	1,320	1,321
Class M2, 4.02% 1/25/35 (b)(f)	880	883
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (b)(f)	2,171	2,171
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(f)	6,625	6,640
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	3,400	3,436
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	5,195	5,260
Class C, 4.937% 5/14/16 (b)	3,370	3,417
Class D, 4.986% 5/14/16 (b)	1,405	1,425
Class E, 5.064% 5/14/16 (b)	4,375	4,441
Class F, 5.182% 5/14/16 (b)	1,050	1,066
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 5.8567% 2/12/16 (b)(f)	3,810	4,139
COMM floater Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(f)	1,232	1,232
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (b)(f)	$ 2,000	$ 2,001
Class D, 3.5938% 9/15/14 (b)(f)	615	615
Class E, 3.6538% 9/15/14 (b)(f)	835	836
Class F, 3.7538% 9/15/14 (b)(f)	660	661
Class G, 3.9338% 9/15/14 (b)(f)	1,505	1,507
Class H, 4.0338% 9/15/14 (b)(f)	1,600	1,602
Class J, 4.5538% 9/15/14 (b)(f)	550	551
Class K, 4.9538% 9/15/14 (b)(f)	865	866
Class L, 5.1538% 9/15/14 (b)(f)	695	695
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(f)	7,840	7,840
Class C, 3.2238% 4/15/17 (b)(f)	3,330	3,330
Class D, 3.2638% 4/15/17 (b)(f)	2,705	2,705
Class I, 3.8038% 4/15/17 (b)(f)	375	375
Class MOA3, 3.2538% 3/15/20 (b)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(f)	1,700	1,700
Class B, 3.7038% 12/15/21 (b)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(f)	6,225	6,225
Class E, 3.2838% 2/15/20 (b)(f)	2,265	2,265
Class F, 3.3338% 2/15/20 (b)(f)	1,920	1,920
Class G, 3.4738% 2/15/20 (b)(f)	555	555
Class H, 3.7038% 2/15/20 (b)(f)	790	790
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	648	658
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,146
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,010
Series 2004-C1 Class ASP, 1.0447% 1/15/37 (b)(f)(h)	197,621	7,678
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,209
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,275
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	4,900	5,058
Class C1, 7.52% 5/15/06 (b)	3,500	3,616
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	$ 14,534	$ 15,288
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,181	2,286
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1672% 11/10/38 (f)(h)	115,928	5,093
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,618
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,508
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,252
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,330
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,213
Series 2003-47 Class XA, 0.2199% 6/16/43 (f)(h)	32,769	1,563
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	12,590	400
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	11,195	12,354
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,861
Series 1998-GLII Class E, 6.9716% 4/13/31 (f)	1,220	1,288
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	2,495	2,753
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	11,400	10,251
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,278	6,600
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	9,000	9,489
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,100	6,400
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(f)	1,930	1,930
Class KHP2, 3.5038% 1/15/18 (b)(f)	1,930	1,930
Class KHP3, 3.8038% 1/15/18 (b)(f)	2,280	2,280
Class KHP4, 3.9038% 1/15/18 (b)(f)	1,770	1,770
Class KHP5, 4.1038% 1/15/18 (b)(f)	2,050	2,050
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,987
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (b)(f)	$ 4,805	$ 4,792
Class 180B, 5.0372% 10/15/41 (b)(f)	2,250	2,238
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $301,483)		300,990
Foreign Government and Government Agency Obligations - 2.0%

Chilean Republic 7.125% 1/11/12	12,070	13,670
Israeli State 4.625% 6/15/13	1,855	1,803
Korean Republic 4.875% 9/22/14	11,660	11,506
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,835
United Mexican States:
5.875% 1/15/14	13,150	13,282
6.75% 9/27/34	83,225	82,892
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,082)		133,988
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,914
Fixed-Income Funds - 13.1%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $896,000)	8,996,955	895,377
Cash Equivalents - 12.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (i) (Cost $878,363)	$ 878,580	$ 878,363
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $7,404,526)		7,442,932
NET OTHER ASSETS - (9.0)%		(611,561)
NET ASSETS - 100%		$ 6,831,371
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 65,000	$ (787)
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	32,000	(32)
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	4
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	16
TOTAL CREDIT DEFAULT SWAP		107,000	(799)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 50,000	$ (667)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	(1,189)
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	250,000	(727)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	36,000	(320)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	65,000	(142)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	621
TOTAL INTEREST RATE SWAP		519,890	(2,424)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 30 basis points with Goldman Sachs	June 2005	$ 75,000	$ 1,524
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	11,300	236
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	75,000	1,451
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	60,250	786
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	27,215	342
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	23,850	278
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	11,300	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	11,300	102
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	(266)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	July 2005	$ 11,300	$ 9
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	11,300	(73)
TOTAL TOTAL RETURN SWAP		340,415	4,389
		$ 967,305	$ 1,166
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $427,205,000 or 6.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,333,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$878,363,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 134,285
Bank of America, National Association	57,182
Barclays Capital Inc.	228,727
Bear Stearns & Co. Inc.	35,739
Countrywide Securities Corporation	57,182
Credit Suisse First Boston LLC	28,591
J.P. Morgan Securities, Inc.	14,295
Lehman Brothers Inc..	28,591
Morgan Stanley & Co. Incorporated.	165,112
UBS Securities LLC	128,659
$ 878,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $878,363) (cost $7,404,526) - See accompanying schedule		$ 7,442,932
Commitment to sell securities on a delayed delivery basis	$ (18,255)
Receivable for securities sold on a delayed delivery basis	18,268	13
Receivable for investments sold, regular delivery		29,941
Cash		7
Receivable for swap agreements		105
Receivable for fund shares sold		10,487
Interest receivable		50,445
Swap agreements, at value		1,166
Prepaid expenses		18
Other affiliated receivables		7
Total assets		7,535,121

Liabilities
Payable for investments purchased Regular delivery	42,640
Delayed delivery	651,662
Payable for fund shares redeemed	5,234
Distributions payable	442
Accrued management fee	2,390
Distribution fees payable	26
Other affiliated payables	1,065
Other payables and accrued expenses	291
Total liabilities		703,750

Net Assets		$ 6,831,371
Net Assets consist of:
Paid in capital		$ 6,738,777
Undistributed net investment income		4,438
Accumulated undistributed net realized gain (loss) on investments		48,596
Net unrealized appreciation (depreciation) on investments		39,560
Net Assets		$ 6,831,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,749 ÷ 4,100 shares)	$ 7.50

Maximum offering price per share (100/95.25 of $7.50)	$ 7.87
Class T: Net Asset Value and redemption price per share ($48,176 ÷ 6,419 shares)	$ 7.51

Maximum offering price per share (100/96.50 of $7.51)	$ 7.78
Class B: Net Asset Value and offering price per share ($8,782 ÷ 1,170 shares)A	$ 7.51

Class C: Net Asset Value and offering price per share ($6,591 ÷ 878 shares)A	$ 7.51

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,720,989 ÷ 895,655 shares)	$ 7.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,084 ÷ 2,141 shares)	$ 7.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2005

Investment Income
Interest		$ 248,864
Security lending		177
Total income		249,041

Expenses
Management fee	$ 26,483
Transfer agent fees	10,113
Distribution fees	287
Accounting and security lending fees	936
Independent trustees' compensation	32
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	173
Registration fees	185
Audit	86
Legal	13
Miscellaneous	57
Total expenses before reductions	38,366
Expense reductions	(174)	38,192
Net investment income		210,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	94,581
Swap agreements	4,874
Total net realized gain (loss)		99,455
Change in net unrealized appreciation (depreciation) on: Investment securities	3,234
Swap agreements	4,034
Delayed delivery commitments	13
Total change in net unrealized appreciation (depreciation)		7,281
Net gain (loss)		106,736
Net increase (decrease) in net assets resulting from operations		$ 317,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 210,849	$ 174,464
Net realized gain (loss)	99,455	63,703
Change in net unrealized appreciation (depreciation)	7,281	(142,453)
Net increase (decrease) in net assets resulting from operations	317,585	95,714
Distributions to shareholders from net investment income	(211,677)	(178,051)
Distributions to shareholders from net realized gain	(80,651)	(92,131)
Total distributions	(292,328)	(270,182)
Share transactions - net increase (decrease)	1,000,708	674,016
Total increase (decrease) in net assets	1,025,965	499,548

Net Assets
Beginning of period	5,805,406	5,305,858
End of period (including undistributed net investment income of $4,438 and undistributed net investment income of $3,661, respectively)	$ 6,831,371	$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.237	.224	.186
Net realized and unrealized gain (loss)	.131	(.095)	.326
Total from investment operations	.368	.129	.512
Distributions from net investment income	(.238)	(.229)	(.172)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	5.03%	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.83%	.79% A
Expenses net of voluntary waivers, if any	.83%	.83%	.79% A
Expenses net of all reductions	.83%	.83%	.79% A
Net investment income	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 22	$ 8
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.230	.214	.180
Net realized and unrealized gain (loss)	.141	(.094)	.324
Total from investment operations	.371	.120	.504
Distributions from net investment income	(.231)	(.220)	(.164)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	5.07%	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.96%	.97% A
Expenses net of voluntary waivers, if any	.93%	.95%	.95% A
Expenses net of all reductions	.93%	.95%	.95% A
Net investment income	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 30	$ 10
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.180	.166	.147
Net realized and unrealized gain (loss)	.140	(.095)	.322
Total from investment operations	.320	.071	.469
Distributions from net investment income	(.180)	(.171)	(.129)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	4.37%	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.59%	1.60%	1.60% A
Net investment income	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 8
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.176	.161	.145
Net realized and unrealized gain (loss)	.140	(.095)	.322
Total from investment operations	.316	.066	.467
Distributions from net investment income	(.176)	(.166)	(.127)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	4.30%	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67%	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.66%	1.66%	1.64% A
Net investment income	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Income from Investment Operations
Net investment income B	.254	.240	.290	.379 D	.445
Net realized and unrealized gain (loss)	.130	(.095)	.483	.158 D	.324
Total from investment operations	.384	.145	.773	.537	.769
Distributions from net investment income	(.254)	(.245)	(.283)	(.377)	(.449)
Distributions from net realized gain	(.100)	(.130)	(.120)	(.010)	-
Total distributions	(.354)	(.375)	(.403)	(.387)	(.449)
Net asset value, end of period	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Total Return A	5.26%	1.89%	10.82%	7.61%	11.51%
Ratios to Average Net Assets C
Expenses before expense reductions	.61%	.63%	.66%	.66%	.65%
Expenses net of voluntary waivers, if any	.61%	.63%	.66%	.66%	.65%
Expenses net of all reductions	.61%	.63%	.66%	.66%	.64%
Net investment income	3.39%	3.16%	3.86%	5.18% D	6.31%
Supplemental Data
Net assets, end of period (in millions)	$ 6,721	$ 5,735	$ 5,274	$ 4,056	$ 2,976
Portfolio turnover rate	227%	238%	276%	230%	226%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.254	.233	.202
Net realized and unrealized gain (loss)	.129	(.078)	.321
Total from investment operations	.383	.155	.523
Distributions from net investment income	(.253)	(.245)	(.183)
Distributions from net realized gain	(.100)	(.130)	(.120)
Total distributions	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	5.24%	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.59%	.64%	.56% A
Expenses net of voluntary waivers, if any	.59%	.64%	.56% A
Expenses net of all reductions	.59%	.64%	.56% A
Net investment income	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 84,968
Unrealized depreciation	(44,465)
Net unrealized appreciation (depreciation)	40,503
Undistributed ordinary income	10,007
Undistributed long-term capital gain	38,911

Cost for federal income tax purposes	$ 7,402,429

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 248,105	$ 244,902
Long-term Capital Gains	44,223	25,280
Total	$ 292,328	$ 270,182

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively .

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities

Annual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,587,198 and $1,454,429, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 41	$ -
Class T	0%	.25%	97	1
Class B	.65%	.25%	77	56
Class C	.75%	.25%	72	18
			$ 287	$ 75

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	4
Class B*	23
Class C*	2
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 63.23
Class T	88.23
Class B	25.30
Class C	16.22
Investment Grade Bond	9,906.16
Institutional Class	15.15
	$ 10,113

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $17,842 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.85% - .83%*	$ -
Class T	.95% - .93%*	-
Class B	1.60% - 1.58%*	4
Class C	1.70% - 1.68%*	1
Investment Grade Bond	.70%	-
Institutional Class	.70% - .68%*	-
		$ 5

* Expense limitation in effect at period end.

Effective June 1, 2005 the expense limitation will be eliminated for Investment Grade Bond shares.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 1
Investment Grade Bond	160
Total	$ 161

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

8. Other - continued

At the end of the period, Fidelity Freedom Fund 2010 and Fidelity Freedom Fund 2020 were the owners of record of approximately 19% and 12% respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45%of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2005	2004
From net investment income
Class A	$ 869	$ 334
Class T	1,202	496
Class B	205	197
Class C	169	126
Investment Grade Bond	208,879	176,877
Institutional Class	353	21
Total	$ 211,677	$ 178,051
From net realized gain
Class A	$ 318	$ 86
Class T	496	206
Class B	112	146
Class C	96	101
Investment Grade Bond	79,525	91,586
Institutional Class	104	6
Total	$ 80,651	$ 92,131

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class A
Shares sold	3,493	6,935	$ 26,275	$ 53,009
Reinvestment of distributions	65	41	490	312
Shares redeemed	(2,416)	(5,068)	(18,200)	(38,622)
Net increase (decrease)	1,142	1,908	$ 8,565	$ 14,699

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2005	2004	2005	2004
Class T
Shares sold	3,871	3,443	$ 29,055	$ 26,145
Reinvestment of distributions	225	91	1,687	690
Shares redeemed	(1,686)	(876)	(12,629)	(6,636)
Net increase (decrease)	2,410	2,658	$ 18,113	$ 20,199
Class B
Shares sold	306	693	$ 2,293	$ 5,279
Reinvestment of distributions	35	38	262	290
Shares redeemed	(335)	(569)	(2,511)	(4,307)
Net increase (decrease)	6	162	$ 44	$ 1,262
Class C
Shares sold	397	742	$ 2,982	$ 5,684
Reinvestment of distributions	31	25	234	192
Shares redeemed	(443)	(594)	(3,318)	(4,535)
Net increase (decrease)	(15)	173	$ (102)	$ 1,341
Investment Grade Bond
Shares sold	201,524	235,224	$ 1,513,409	$ 1,786,028
Reinvestment of distributions	37,730	34,342	282,446	261,415
Shares redeemed	(111,431)	(186,718)	(835,079)	(1,413,531)
Net increase (decrease)	127,823	82,848	$ 960,776	$ 633,912
Institutional Class
Shares sold	1,969	387	$ 14,872	$ 2,932
Reinvestment of distributions	58	3	438	21
Shares redeemed	(266)	(46)	(1,998)	(350)
Net increase (decrease)	1,761	344	$ 13,312	$ 2,603

11. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Investment Grade Bond Fund shares will consist of an asset based fee which will be reduced to a rate of ..10% of average net assets. The account fees will be eliminated.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 21, 2005

Annual Report

Trustees and Officers

The Trustees , Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Investment Grade Bond (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of Investment Grade Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Jeffrey Moore (39)

Year of Election or Appointment: 2004

Vice President of Investment Grade Bond. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore served as a fixed-income analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Investment Grade Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Investment Grade Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Investment Grade Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Investment Grade Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Investment Grade Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Investment Grade Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of Advisor Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Initial Class	06/06/2005	06/03/2005	$.055

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended April 30, 2005, $61,690,326, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended April 30, 2004, $21,443,676, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 12.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is
an investment of Fidelity Investment Grade Bond Fund.

Annual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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New Jersey

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Washington, DC

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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To Write Fidelity

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IGB-UANN-0605
1.784722.102

Fidelity®

Short-Term Bond

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	1.98%	5.27%	5.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund on April 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Short-Term Bond Fund

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending April 30, 2005, the fund returned 1.98%, beating both the 1.45% return for the Lehman Brothers 1-3 Year Government/Credit Bond Index and the 1.59% return for the LipperSM Short Investment Grade Debt Funds Average. Aiding the fund's outperformance of the index was effective yield-curve positioning, which refers to how the fund's assets were distributed across a range of maturities. Early in the period, the fund benefited from my decision to own a higher percentage of bonds with maturities of less than one year and more than three years than the index. This "barbell" strategy helped provide a better total return as the curve flattened. Good sector selection also helped drive favorable results for the fund, with my expanding focus on better-performing non-government bonds being the biggest positive. In particular, allocations to asset-backed securities and mortgage securities - neither of which are in the index - performed best. Within the mortgage sector, my decisions to invest in collateralized mortgage obligations and commercial mortgage-backed securities helped, thanks to their yield advantage over Treasuries. Detracting modestly from performance in the corporate sector was my small stake in autos and real estate investment trusts (REITs), both of which came under pressure.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,002.10	$ 2.83**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.97	$ 2.86**

* Expenses are equal to the Fund's annualized expense ratio of .57%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.23 and $2.26, respectively.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2005*	As of October 31, 2004**
U.S. Government and U.S. Government Agency Obligations 28.6%	U.S. Government and U.S. Government Agency Obligations 32.6%
AAA 26.8%	AAA 22.9%
AA 6.7%	AA 6.3%
A 13.9%	A 15.7%
BBB 20.9%	BBB 18.5%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.0%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	2.7	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	1.7	2.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 23.1%		Corporate Bonds 22.5%
	U.S. Government and U.S. Government Agency Obligations 28.6%		U.S. Government and U.S. Government Agency Obligations 32.6%
	Asset-Backed Securities 24.8%		Asset-Backed Securities 25.0%
	CMOs and Other Mortgage Related Securities 22.3%		CMOs and Other Mortgage Related Securities 18.3%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	7.2%	** Foreign investments	5.9%
* Futures and Swaps	11.3%	** Futures and Swaps	13.3%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.7%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 3.47% 5/24/06 (g)	$ 8,000	$ 8,007
Media - 2.7%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	12,221
Continental Cablevision, Inc.:
8.3% 5/15/06	22,050	22,991
9% 9/1/08	6,600	7,475
Cox Communications, Inc.:
6.4% 8/1/08	3,170	3,316
6.875% 6/15/05	9,757	9,789
7.75% 8/15/06	8,445	8,801
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	6,114
Liberty Media Corp. 4.51% 9/17/06 (g)	27,550	27,877
News America, Inc. 6.625% 1/9/08	15,595	16,421
TCI Communications, Inc. 8% 8/1/05	14,250	14,404
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,465
3.875% 10/15/08	1,915	1,878
		133,752
TOTAL CONSUMER DISCRETIONARY		141,759
CONSUMER STAPLES - 0.8%
Food Products - 0.5%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,507
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,351
		21,858
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,843
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,098
		15,941
TOTAL CONSUMER STAPLES		37,799
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	6,415	6,208
Oil & Gas - 1.2%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,435	7,441
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (b)	$ 9,520	$ 9,476
Enterprise Products Operating LP:
4% 10/15/07	5,520	5,419
4.625% 10/15/09	11,730	11,547
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,227
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,430
		58,540
TOTAL ENERGY		64,748
FINANCIALS - 9.3%
Capital Markets - 0.9%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	3,680	3,691
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	14,750	14,270
4.25% 9/4/12 (g)	7,460	7,431
Goldman Sachs Group LP 7.2% 11/1/06 (b)	1,500	1,569
Lehman Brothers Holdings, Inc.:
4% 1/22/08	4,970	4,941
6.625% 2/5/06	1,000	1,021
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,810
Morgan Stanley:
3.625% 4/1/08	425	416
5.8% 4/1/07	1,500	1,542
		41,691
Commercial Banks - 0.8%
Bank of America Corp.:
7.125% 9/15/06	8,850	9,228
7.4% 1/15/11	485	552
Bank One Corp. 6% 8/1/08	4,700	4,934
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,637
Korea Development Bank:
3.875% 3/2/09	12,600	12,271
4.75% 7/20/09	5,500	5,530
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	3,250	3,272
		40,424
Consumer Finance - 2.8%
American General Finance Corp. 4.5% 11/15/07	5,200	5,215
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
4.95% 1/15/08	$ 8,360	$ 7,867
6.5% 1/25/07	35,400	35,396
General Motors Acceptance Corp.:
4.05% 1/16/07 (g)	10,000	9,546
4.2025% 9/23/08 (g)	17,100	15,332
4.3948% 10/20/05 (g)	3,435	3,428
4.75% 5/19/05 (g)	5,060	5,061
6.75% 1/15/06	13,420	13,519
Household Finance Corp.:
4.125% 12/15/08	4,170	4,122
4.75% 5/15/09	8,978	9,053
Household International, Inc. 8.875% 2/15/08	10,500	10,889
HSBC Finance Corp. 4.125% 3/11/08	15,855	15,776
		135,204
Diversified Financial Services - 1.1%
Citigroup, Inc. 6.75% 12/1/05	20,400	20,767
Duke Capital LLC 4.331% 11/16/06	11,175	11,197
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,233
J.P. Morgan Chase & Co. 5.625% 8/15/06	11,450	11,681
Prime Property Funding II 6.25% 5/15/07 (b)	6,000	6,239
		55,117
Insurance - 0.3%
Allstate Corp. 7.875% 5/1/05	5,945	5,945
St. Paul Travelers Companies, Inc. 5.75% 3/15/07	3,818	3,916
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,779
		12,640
Real Estate - 2.9%
AMB Property LP 7.2% 12/15/05	5,040	5,142
Arden Realty LP 8.5% 11/15/10	7,855	9,201
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,321
BRE Properties, Inc.:
5.95% 3/15/07	3,310	3,408
7.2% 6/15/07	6,690	7,080
Camden Property Trust:
4.375% 1/15/10	5,440	5,327
5.875% 6/1/07	3,305	3,386
CarrAmerica Realty Corp. 5.25% 11/30/07	12,115	12,278
Colonial Properties Trust 4.75% 2/1/10	5,005	4,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Developers Diversified Realty Corp.:
3.875% 1/30/09	$ 2,825	$ 2,731
5% 5/3/10	4,910	4,905
7% 3/19/07	7,905	8,241
EOP Operating LP:
6.763% 6/15/07	8,650	9,058
7.75% 11/15/07	3,100	3,341
8.375% 3/15/06	5,700	5,916
Gables Realty LP:
5.75% 7/15/07	9,104	9,357
7.25% 2/15/06	10,600	10,864
JDN Realty Corp. 6.95% 8/1/07	3,215	3,374
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,410
Simon Property Group LP:
4.875% 8/15/10	9,810	9,833
6.875% 11/15/06	14,862	15,416
		141,523
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	900	913
Countrywide Home Loans, Inc.:
3.4% 6/2/06 (g)	5,250	5,269
5.5% 8/1/06	735	748
5.625% 5/15/07	3,765	3,859
Washington Mutual, Inc. 4.375% 1/15/08	14,450	14,454
		25,243
TOTAL FINANCIALS		451,842
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	10,500	10,496
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	1,102	1,123
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	847	857
6.978% 10/1/12	473	483
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 11,800	$ 11,849
7.056% 3/15/11	1,325	1,348
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	4,357	4,150
		18,687
Commercial Services & Supplies - 0.2%
International Lease Financial Corp. 5% 4/15/10	9,545	9,593
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 5.8% 8/1/06	16,640	17,034
TOTAL INDUSTRIALS		56,933
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	24,000	24,169
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	4,365	4,631
Paper & Forest Products - 0.2%
International Paper Co. 4.25% 1/15/09	1,970	1,946
Weyerhaeuser Co. 5.95% 11/1/08	8,849	9,302
		11,248
TOTAL MATERIALS		15,879
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.1%
ALLTEL Corp. 4.656% 5/17/07	10,480	10,569
BellSouth Corp. 4.2% 9/15/09	7,115	7,029
British Telecommunications PLC 7.875% 12/15/05	19,385	19,871
Deutsche Telekom International Finance BV:
3.875% 7/22/08	8,525	8,395
8.25% 6/15/05	22,780	22,908
France Telecom SA 7.45% 3/1/06 (a)	12,520	12,882
Koninklijke KPN NV yankee 8% 10/1/10	11,650	13,421
Sprint Capital Corp. 6% 1/15/07	11,760	12,072
Telecom Italia Capital 4% 11/15/08	31,210	30,550
Telefonica Europe BV 7.35% 9/15/05	935	948
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV:
4.5% 11/19/08	$ 9,265	$ 9,125
4.75% 1/27/10 (b)	12,910	12,636
TELUS Corp. yankee 7.5% 6/1/07	11,685	12,408
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,776
7.25% 12/1/10	13,925	15,637
		201,227
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	17,610	17,037
AT&T Wireless Services, Inc.:
7.35% 3/1/06	4,900	5,042
7.5% 5/1/07	7,142	7,581
		29,660
TOTAL TELECOMMUNICATION SERVICES		230,887
UTILITIES - 1.7%
Electric Utilities - 1.5%
Detroit Edison Co. 5.05% 10/1/05	2,940	2,956
DTE Energy Co. 6.45% 6/1/06	8,755	8,976
Duke Capital LLC:
4.302% 5/18/06	3,330	3,331
4.37% 3/1/09	9,565	9,486
FirstEnergy Corp. 5.5% 11/15/06	21,660	22,061
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,623
Monongahela Power Co. 5% 10/1/06	5,685	5,728
Pacific Gas & Electric Co. 3.82% 4/3/06 (g)	963	965
Progress Energy, Inc. 6.75% 3/1/06	13,700	14,008
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,959
		75,093
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	$ 4,180	$ 4,187
TOTAL UTILITIES		84,154
TOTAL NONCONVERTIBLE BONDS (Cost $1,112,298)		1,108,170
U.S. Government and Government Agency Obligations - 15.4%

U.S. Government Agency Obligations - 9.9%
Fannie Mae:
3.125% 12/15/07	51,825	50,734
3.625% 3/15/07	43,132	42,955
6% 5/15/08	132,013	139,352
Federal Home Loan Bank 3.75% 9/28/06	168,060	167,697
Freddie Mac 2.7% 3/16/07	84,000	82,197
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		482,935
U.S. Treasury Obligations - 5.5%
U.S. Treasury Bonds 12% 8/15/13	61,275	76,718
U.S. Treasury Notes:
2.375% 8/31/06 (e)	111,000	109,365
3.5% 11/15/06	955	954
4.375% 5/15/07	79,430	80,550
TOTAL U.S. TREASURY OBLIGATIONS		267,587
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $761,013)		750,522
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 7.9%
3.737% 1/1/35 (g)	1,359	1,352
3.793% 6/1/34 (g)	3,724	3,661
3.827% 12/1/34 (g)	271	270
3.83% 1/1/35 (g)	987	984
3.836% 6/1/33 (g)	686	682
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.84% 1/1/35 (g)	$ 2,586	$ 2,575
3.87% 1/1/35 (g)	1,515	1,511
3.878% 6/1/33 (g)	4,017	3,996
3.913% 12/1/34 (g)	845	843
3.941% 10/1/34 (g)	1,199	1,194
3.975% 11/1/34 (g)	1,850	1,842
3.98% 1/1/35 (g)	1,235	1,232
3.987% 12/1/34 (g)	1,131	1,127
4% 1/1/35 (g)	754	752
4.017% 12/1/34 (g)	6,204	6,217
4.021% 12/1/34 (g)	945	942
4.023% 2/1/35 (g)	812	811
4.025% 1/1/35 (g)	1,706	1,703
4.029% 1/1/35 (g)	408	409
4.037% 12/1/34 (g)	623	624
4.048% 1/1/35 (g)	799	797
4.052% 2/1/35 (g)	798	797
4.072% 12/1/34 (g)	1,653	1,653
4.105% 1/1/35 (g)	1,784	1,788
4.118% 1/1/35 (g)	1,748	1,749
4.118% 2/1/35 (g)	564	566
4.12% 2/1/35 (g)	1,571	1,573
4.127% 1/1/35 (g)	1,795	1,804
4.128% 2/1/35 (g)	3,196	3,199
4.144% 1/1/35 (g)	2,326	2,327
4.145% 2/1/35 (g)	1,968	1,971
4.151% 1/1/35 (g)	2,922	2,925
4.162% 2/1/35 (g)	1,488	1,494
4.17% 11/1/34 (g)	1,554	1,553
4.197% 1/1/35 (g)	1,477	1,481
4.2% 1/1/35 (g)	3,446	3,479
4.202% 1/1/35 (g)	1,725	1,720
4.23% 11/1/34 (g)	479	481
4.25% 2/1/35 (g)	865	861
4.269% 10/1/34 (g)	2,421	2,441
4.305% 8/1/33 (g)	1,937	1,957
4.305% 7/1/34 (g)	865	872
4.318% 3/1/33 (g)	433	430
4.324% 12/1/34 (g)	614	614
4.349% 2/1/35 (g)	589	588
4.351% 1/1/35 (g)	861	860
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.368% 2/1/34 (g)	$ 2,232	$ 2,235
4.4% 2/1/35 (g)	1,361	1,357
4.455% 3/1/35 (g)	1,175	1,176
4.484% 10/1/34 (g)	5,294	5,354
4.493% 8/1/34 (g)	3,039	3,058
4.499% 3/1/35 (g)	2,648	2,649
4.5% 5/1/20 (c)	93,500	92,419
4.53% 3/1/35 (g)	2,391	2,399
4.549% 8/1/34 (g)	2,026	2,043
4.572% 2/1/35 (g)	6,268	6,325
4.587% 2/1/35 (g)	7,777	7,805
4.625% 2/1/35 (g)	2,689	2,704
4.67% 11/1/34 (g)	3,185	3,208
4.694% 11/1/34 (g)	3,169	3,192
4.725% 3/1/35 (g)	8,031	8,137
4.742% 3/1/35 (g)	1,495	1,508
4.748% 7/1/34 (g)	2,857	2,861
5.5% 3/1/13 to 1/1/20	86,048	88,178
6.5% 5/1/06 to 2/1/32 (d)	59,822	62,465
7% 10/1/12 to 5/1/32	9,024	9,512
7% 5/1/20 (c)	1,213	1,277
7.5% 6/1/12 to 11/1/31	761	803
11.5% 11/1/15	288	322
TOTAL FANNIE MAE		383,694
Freddie Mac - 1.7%
4% 5/1/20 (c)	60,000	58,181
4.232% 1/1/35 (g)	1,518	1,519
4.314% 12/1/34 (g)	1,281	1,278
4.364% 1/1/35 (g)	3,428	3,439
4.37% 3/1/35 (g)	1,775	1,765
4.401% 2/1/35 (g)	2,459	2,445
4.434% 2/1/35 (g)	3,029	3,041
4.441% 2/1/34 (g)	1,560	1,554
4.444% 3/1/35 (g)	1,125	1,122
4.491% 3/1/35 (g)	3,350	3,342
4.504% 3/1/35 (g)	1,325	1,324
4.564% 2/1/35 (g)	1,955	1,945
4.985% 8/1/33 (g)	640	647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
8.5% 5/1/27 to 7/1/28	$ 749	$ 819
12% 11/1/19	56	62
TOTAL FREDDIE MAC		82,483
Government National Mortgage Association - 0.2%
7% 11/15/27 to 8/15/32	9,602	10,190
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $475,540)		476,367
Asset-Backed Securities - 21.9%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	6,719	6,565
Series 2003-3 Class A1, 4.46% 1/25/34	6,183	6,098
Series 2004-2 Class A2, 3.32% 7/25/34 (g)	8,485	8,485
Series 2004-4:
Class A2D, 3.37% 1/25/35 (g)	3,803	3,814
Class M2, 4.37% 1/25/35 (g)	1,350	1,377
Class M3, 4.27% 1/25/35 (g)	525	542
ACE Securities Corp.:
Series 2002-HE1 Class A, 3.5% 6/25/32 (g)	35	35
Series 2003-HE1:
Class A2, 3.43% 11/25/33 (g)	4,799	4,806
Class M1, 3.67% 11/25/33 (g)	1,965	1,975
Class M2, 4.72% 11/25/33 (g)	1,228	1,250
Series 2004-HE1 Class A2B, 3.47% 2/25/34 (g)	5,118	5,122
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	8,000	7,933
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (b)(g)	13,045	13,073
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	8,574	8,631
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,413
Series 2004-1:
Class A3, 3.22% 7/6/08	3,975	3,953
Class B, 3.7% 1/6/09	675	669
Class C, 4.22% 7/6/09	720	717
Class D, 5.07% 7/6/10	5,065	5,094
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,469
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,550
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 3.14% 9/25/32 (g)	$ 6,260	$ 6,269
Series 2003-3 Class S, 5% 9/25/05 (i)	6,354	102
Series 2003-7 Class M1, 3.87% 8/25/33 (g)	2,945	2,970
Series 2004-R10 Class M1, 3.72% 11/25/34 (g)	5,485	5,524
Series 2004-R11 Class M1, 3.68% 11/25/34 (g)	8,015	8,064
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (g)	1,630	1,637
Series 2002-BC7 Class M1, 3.65% 10/25/32 (g)	6,600	6,664
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	15,900	15,829
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 3.47% 9/25/33 (g)	635	639
Class AV2, 3.42% 9/25/33 (g)	524	526
Class M2, 4.82% 9/25/33 (g)	14,400	14,875
Series 2003-W6 Class AV2, 3.39% 1/25/34 (g)	5,362	5,370
Series 2003-W7:
Class A2, 3.41% 3/1/34 (g)	5,790	5,803
Class M1, 3.71% 3/1/34 (g)	11,700	11,797
Series 2003-W9 Class M1, 3.71% 3/25/34 (g)	8,200	8,256
Series 2004-W5 Class M1, 3.62% 4/25/34 (g)	3,990	3,995
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (g)	2,030	2,032
Series 2003-HE3 Class A2, 3.3038% 6/15/33 (g)	490	490
Series 2003-HE5 Class A2B, 4% 8/15/33	1,506	1,468
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (g)	4,866	4,887
Series 2004-HE3 Class M2, 4.14% 6/25/34 (g)	3,325	3,326
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (g)	7,116	7,131
Class M2, 3.52% 3/25/35 (g)	1,780	1,784
Bank One Issuance Trust:
Series 2002-B2 Class B2, 3.2938% 5/15/08 (g)	6,600	6,603
Series 2002-C2 Class C2, 3.9438% 5/15/08 (g)	34,415	34,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (g)	8,499	8,517
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (g)	6,498	6,521
Bear Stearns Asset Backed Securities I Series 2004-HE8:
Class M1, 3.67% 9/25/34 (g)	7,205	7,224
Class M2, 4.22% 9/25/34 (g)	3,570	3,558
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,983
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	$ 3,473	$ 3,448
Series 2002-5 Class B, 2.8% 4/15/08	3,367	3,344
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	10,002	10,053
Series 2005-A Class A3, 4.28% 7/15/09	8,180	8,217
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (g)	5,500	5,506
Series 2001-1 Class B, 3.4638% 12/15/10 (g)	8,715	8,786
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,521
Capital One Multi-Asset Execution Trust Series 2003-B1 Class B1, 4.1238% 2/17/09 (g)	20,015	20,196
CDC Mortgage Capital Trust Series 2002-HE2:
Class A, 3.31% 1/25/33 (g)	81	81
Class M1, 3.72% 1/25/33 (g)	5,000	5,022
Chase Credit Card Master Trust Series 2003-6 Class B, 3.3038% 2/15/11 (g)	9,850	9,934
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (g)	4,125	4,124
Chase Issuance Trust Series 2004-C3 Class C3, 3.4238% 6/15/12 (g)	13,025	13,053
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (g)	13,600	13,623
Series 2002-C1 Class C1, 3.76% 2/9/09 (g)	13,600	13,771
Series 2003-C1 Class C1, 3.69% 4/7/10 (g)	12,200	12,487
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(g)	8,929	8,930
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 3.27% 7/25/34 (g)	7,439	7,444
Class M1, 3.52% 5/25/34 (g)	5,200	5,211
Series 2004-3 Class 3A4, 3.27% 8/25/34 (g)	12,355	12,302
Series 2004-4:
Class A, 3.39% 8/25/34 (g)	3,283	3,286
Class M1, 3.5% 7/25/34 (g)	3,650	3,664
Class M2, 3.55% 6/25/34 (g)	4,405	4,421
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class A2, 3.37% 4/25/34 (g)	3,423	3,423
Series 2005-FIX1 Class A2, 4.31% 5/25/35	7,980	7,914
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (g)	8,065	8,113
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (b)	5,800	6,194
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Drive Auto Receivables Trust Series 2005-1 Class A3, 3.75% 4/15/09 (b)	$ 4,020	$ 3,997
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.7067% 5/28/35 (g)	10,026	10,015
Class AB3, 2.8394% 5/28/35 (g)	8,175	8,178
Class AB8, 2.8% 5/28/35 (g)	8,795	8,799
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(g)	12,045	12,130
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	15,900	15,746
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.47% 2/25/34 (g)	750	750
Class M2, 3.52% 2/25/34 (g)	800	800
Series 2004-A Class M2, 4.17% 1/25/34 (g)	5,150	5,150
Series 2004-C Class 2A2, 3.57% 8/25/34 (g)	9,730	9,818
Series 2004-D:
Class M4, 3.97% 11/25/34 (g)	1,160	1,166
Class M5, 4.02% 11/25/34 (g)	965	969
Class M6, 4.22% 11/25/34 (g)	1,060	1,059
Series 2005-A Class 2A2, 3.26% 2/25/35 (g)	12,430	12,447
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.33% 4/20/32 (g)	4,423	4,411
GSAMP Trust:
Series 2002-NC1 Class A2, 3.34% 7/25/32 (g)	412	417
Series 2003-HE1 Class M2, 4.89% 6/20/33 (g)	9,268	9,476
Series 2003-HE2 Class M1, 3.67% 8/25/33 (g)	2,985	3,001
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(g)	11,500	11,486
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.85% 9/20/09 (b)(g)	14,800	14,800
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.37% 6/25/32 (g)	830	830
Series 2002-4 Class M2, 5.07% 3/25/33 (g)	1,875	1,904
Series 2002-5 Class A3, 3.54% 5/25/33 (g)	2,135	2,149
Series 2003-3 Class A4, 3.48% 2/25/33 (g)	1,591	1,600
Series 2003-5 Class A2, 3.37% 12/25/33 (g)	6,894	6,921
Series 2003-7 Class A2, 3.4% 3/25/34 (g)	7,017	7,034
Series 2003-8 Class M1, 3.74% 4/25/34 (g)	3,860	3,893
Series 2004-1 Class M2, 4.22% 6/25/34 (g)	3,075	3,102
Series 2004-2 Class A2, 3.31% 7/25/34 (g)	4,109	4,109
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M1, 3.59% 8/25/34 (g)	$ 2,035	$ 2,035
Class M2, 4.22% 8/25/34 (g)	2,220	2,220
Class M3, 4.47% 8/25/34 (g)	950	950
Series 2004-6 Class A2, 3.37% 12/25/34 (g)	7,903	7,928
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	127	127
Series 2003-5N Class A, 7.5% 1/27/34 (b)	51	51
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,573
Household Home Equity Loan Trust:
Series 2002-3 Class A, 3.44% 7/20/32 (g)	2,337	2,341
Series 2003-2 Class M, 3.57% 9/20/33 (g)	1,550	1,554
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 3.59% 6/20/33 (g)	3,113	3,116
Series 2004-HC1 Class A, 3.34% 2/20/34 (g)	5,989	6,005
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 3.5038% 1/18/11 (g)	5,900	5,938
Series 2002-3 Class B, 4.2038% 9/15/09 (g)	6,750	6,778
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (g)	7,800	7,815
Series 2001-B2 Class B2, 3.3138% 1/15/09 (g)	23,897	23,970
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,320
Series 2002-B2 Class B2, 3.3338% 10/15/09 (g)	19,400	19,497
Series 2002-B3 Class B3, 3.3538% 1/15/08 (g)	6,450	6,453
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (g)	8,000	8,051
Series 1998-G Class B, 3.3538% 2/17/09 (g)	9,200	9,224
Series 2000-L Class B, 3.4538% 4/15/10 (g)	3,350	3,375
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 3.52% 7/25/34 (g)	2,105	2,105
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 3.67% 7/25/34 (g)	5,235	5,275
Series 2004-CB6 Class A1, 3.35% 7/25/35 (g)	6,720	6,744
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.92% 5/25/33 (g)	1,575	1,594
Series 2003-NC5 Class M2, 5.02% 4/25/33 (g)	2,800	2,843
Series 2004-HE6 Class A2, 3.36% 8/25/34 (g)	7,638	7,639
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (g)	5,522	5,554
Series 2002-AM3 Class A3, 3.51% 2/25/33 (g)	1,372	1,376
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(g)	2,937	2,959
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-NC1 Class M1, 4.07% 11/25/32 (g)	$ 2,575	$ 2,597
Series 2003-NC2 Class M2, 5.02% 2/25/33 (g)	2,840	2,896
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(g)(i)	7,900	2,788
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	3,897
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	973
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,685
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	4,792	4,802
Series 2005-A Class A3, 3.69% 5/15/09	3,435	3,415
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	8,097	8,085
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 4.12% 1/25/35 (g)	7,490	7,671
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (g)	2,590	2,608
Class M2, 3.7% 9/25/34 (g)	1,545	1,557
Class M3, 4.27% 9/25/34 (g)	2,950	2,991
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (g)	8,993	9,031
Series 2004-WHQ2 Class A3E, 3.44% 2/25/35 (g)	7,822	7,848
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(g)	8,200	8,235
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	4,095	4,054
Series 2004-RS10 Class MII2, 4.27% 10/25/34 (g)	10,200	10,340
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	3,863	3,751
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 3.3788% 8/18/09 (g)	6,420	6,424
Series 2002-5 Class B, 4.2038% 11/17/09 (g)	13,000	13,051
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 3.27% 2/25/34 (g)	6,714	6,714
Class M1, 3.54% 2/25/34 (g)	2,920	2,924
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.69% 6/15/21 (g)	8,200	8,262
Series 2004-A:
Class B, 3.07% 6/15/33 (g)	2,100	2,136
Class C, 3.44% 6/15/33 (g)	4,915	5,040
Series 2004-B Class C, 3.36% 9/15/33 (g)	8,600	8,598
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(g)	$ 11,595	$ 11,604
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.45% 9/25/34 (g)	7,096	7,139
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	8,795	8,758
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	10,460	10,347
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,859
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,852
Series 2004-4 Class D, 3.58% 5/17/12	4,335	4,301
Series 2005-1:
Class A3, 3.59% 10/19/09	13,515	13,408
Class D, 4.09% 8/15/12	3,230	3,211
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	4,190	4,156
TOTAL ASSET-BACKED SECURITIES (Cost $1,065,622)		1,067,567
Collateralized Mortgage Obligations - 12.2%

Private Sponsor - 9.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.42% 1/25/34 (g)	5,162	5,178
Series 2004-2 Class 7A3, 3.42% 2/25/35 (g)	10,042	10,072
Series 2004-4 Class 5A2, 3.42% 3/25/35 (g)	4,164	4,176
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (g)	4,761	4,761
Series 2005-2 Class 1A1, 3.27% 3/25/35 (g)	13,672	13,672
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(g)	8,000	8,000
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	4,272	4,291
Series 2002-32 Class 2A3, 5% 1/25/18	906	910
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (g)	2,575	2,574
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (g)	3,786	3,778
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (g)	5,202	5,210
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 3.95% 3/20/44 (g)	4,125	4,146
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (g)	$ 9,200	$ 9,200
Class 1C, 3.75% 6/20/44 (g)	4,075	4,086
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (g)	17,350	17,353
Class B, 3.1063% 7/15/40 (g)	2,700	2,701
Class C, 3.8606% 7/15/40 (g)	6,205	6,232
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (g)	10,106	10,149
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.41% 10/25/34 (g)	3,606	3,602
Series 2004-9:
Class M2, 3.67% 1/25/35 (g)	3,654	3,671
Class M3, 3.72% 1/25/35 (g)	2,707	2,717
Class M4, 4.07% 1/25/35 (g)	1,381	1,386
Series 2005-1:
Class M1, 3.48% 4/25/35 (g)	2,993	2,995
Class M2, 3.52% 4/25/35 (g)	5,227	5,230
Class M3, 3.55% 4/25/35 (g)	1,285	1,285
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,611	1,637
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (g)	6,636	6,853
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (g)	14,134	14,134
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (g)	12,471	12,556
Series 2003-F Class A2, 3.7075% 10/25/28 (g)	15,406	15,433
Series 2004-B Class A2, 2.8669% 6/25/29 (g)	9,915	9,897
Series 2004-C Class A2, 3.07% 7/25/29 (g)	14,118	14,085
Series 2004-D Class A2, 3.4725% 9/25/29 (g)	10,358	10,373
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	49,308	661
Series 2003-G Class XA1, 1% 1/25/29 (i)	43,273	611
Series 2003-H Class XA1, 1% 1/25/29 (b)(i)	37,669	540
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (g)	293	293
Class M1, 3.87% 10/25/32 (g)	9,800	9,854
MortgageIT Trust floater Series 2004-2:
Class A1, 3.39% 12/25/34 (g)	4,997	5,006
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
MortgageIT Trust floater Series 2004-2: - continued
Class A2, 3.47% 12/25/34 (g)	$ 6,762	$ 6,805
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (g)	2,900	2,932
Permanent Financing No. 4 PLC floater Series 2:
Class C, 3.18% 6/10/42 (g)	6,790	6,823
Class M, 2.79% 6/10/42 (g)	1,620	1,626
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,480	5,618
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(i)	160,595	1,375
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (g)	4,821	4,820
Series 2003-6 Class A2, 2.5313% 11/20/33 (g)	9,740	9,739
Series 2003-7 Class A2, 2.885% 1/20/34 (g)	12,489	12,488
Series 2004-2 Class A, 3.5663% 3/20/34 (g)	5,062	5,068
Series 2004-3 Class A, 3.5463% 5/20/34 (g)	12,737	12,674
Series 2004-4 Class A, 2.4613% 5/20/34 (g)	11,487	11,471
Series 2004-5 Class A3, 2.82% 6/20/34 (g)	10,107	10,107
Series 2004-6 Class A3A, 3.0175% 6/20/35 (g)	8,193	8,200
Series 2004-8 Class A2, 3.45% 9/20/34 (g)	10,160	10,165
Series 2005-1 Class A2, 3.1688% 2/20/35 (g)	6,985	6,985
Series 2003-8 Class X1, 0.5753% 1/20/34 (g)(i)	223,988	2,344
Series 2004-1 Class X1, 0.8% 2/20/34 (i)	54,359	583
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,365	1,422
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	7,692	7,636
Series 2004-M Class A3, 4.7118% 8/25/34 (g)	16,915	16,884
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	22,934	22,848
Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (g)	37,879	37,755
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (g)	38,300	38,260
TOTAL PRIVATE SPONSOR		483,936
U.S. Government Agency - 2.3%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	9,203	9,497
Series 1993-206 Class KA, 6.5% 12/25/22	133	133
Series 1994-63 Class PH, 7% 6/25/23	170	170
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-71 Class QD, 6% 4/25/15	$ 332	$ 331
Series 2003-16 Class PA, 4.5% 11/25/09	897	898
Series 2003-19 Class MJ, 4.25% 5/25/30	9,372	9,272
Series 2004-31 Class IA, 4.5% 6/25/10 (i)	7,039	296
Freddie Mac:
planned amortization class Series 1385 Class H, 6.5% 8/15/07	163	163
sequential pay Series 2114 Class ZM, 6% 1/15/29	3,380	3,522
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	1,795	1,751
Series 1215 Class H, 7.5% 3/15/07	1,064	1,063
Series 2376 Class JC, 5.5% 2/15/14	125	125
Series 2420 Class BE, 6.5% 12/15/30	4,484	4,517
Series 2443 Class TD, 6.5% 10/15/30	4,584	4,628
Series 2489 Class PD, 6% 2/15/31	7,417	7,534
Series 2640 Class QG, 2% 4/15/22	2,301	2,233
Series 2660 Class ML, 3.5% 7/15/22	45,945	45,266
sequential pay:
Series 2523 Class JB, 5% 6/15/15	8,079	8,159
Series 2609 Class UJ, 6% 2/15/17	8,224	8,614
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	1,085	1,088
Series 2002-5 Class PD, 6.5% 5/16/31	3,891	3,964
TOTAL U.S. GOVERNMENT AGENCY		113,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $597,829)		597,160
Commercial Mortgage Securities - 10.3%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(g)	4,635	4,680
Class D, 7.0373% 8/3/10 (b)(g)	6,185	6,246
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0138% 2/3/11 (b)(g)(i)	85,324	3,847
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 3,178	$ 3,238
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (g)(i)	61,786	3,248
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	11,035	11,147
Series 2002-2 Class XP, 1.7839% 7/11/43 (b)(g)(i)	46,163	2,980
Series 2003-2 Class XP, 0.3743% 3/11/41 (b)(g)(i)	143,489	1,791
Series 2004-6 Class XP, 0.6475% 12/10/42 (g)(i)	57,295	1,551
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(g)	4,095	4,095
Series 2003-BBA2:
Class C, 3.4238% 11/15/15 (b)(g)	1,070	1,075
Class D, 3.5038% 11/15/15 (b)(g)	1,665	1,675
Class F, 3.8538% 11/15/15 (b)(g)	1,190	1,199
Class H, 4.3538% 11/15/15 (b)(g)	1,070	1,078
Class J, 4.9038% 11/15/15 (b)(g)	1,105	1,114
Class K, 5.5538% 11/15/15 (b)(g)	995	1,003
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.6% 12/25/33 (b)(g)	15,065	15,207
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(g)	6,726	6,722
Class B, 4.92% 4/25/34 (b)(g)	699	703
Class M1, 3.58% 4/25/34 (b)(g)	611	613
Class M2, 4.22% 4/25/34 (b)(g)	524	528
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(g)	5,768	5,786
Class M1, 3.6% 8/25/34 (b)(g)	1,862	1,870
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(g)	6,258	6,269
Class A2, 3.44% 1/25/35 (b)(g)	880	882
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(i)	72,804	4,394
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(g)	9,160	9,161
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(g)	1,725	1,730
Class F, 4% 1/14/16 (b)(g)	1,125	1,128
Series 2002-TOP8 Class X2, 2.1142% 8/15/38 (b)(g)(i)	51,118	4,292
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2003-PWR2 Class X2, 0.6525% 5/11/39 (b)(g)(i)	$ 102,243	$ 2,564
Series 2003-T12 Class X2, 0.7956% 8/13/39 (b)(g)(i)	92,106	2,487
Series 2004-PWR6 Class X2, 0.7321% 11/11/41 (b)(g)(i)	33,945	1,209
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (b)(g)(i)	177,763	10,098
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 3.37% 12/12/13 (b)(g)	1,578	1,579
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	3,258	3,420
Series 2000-3 Class A1, 7.093% 10/15/32	5,439	5,725
Citigroup Commercial Mortgage Trust Series 2004-C2 Class XP, 1.0001% 10/15/41 (b)(g)(i)	38,712	1,838
COMM:
floater:
Series 2002-FL6 Class G, 4.8538% 6/14/14 (b)(g)	4,441	4,457
Series 2002-FL7:
Class D, 3.5238% 11/15/14 (b)(g)	2,425	2,428
Class H, 5.2038% 11/15/14 (b)(g)	6,613	6,620
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(g)	13,180	13,211
Series 2004-LBN2 Class X2, 1.115% 3/10/39 (b)(g)(i)	16,266	652
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 5.7109% 9/15/30 (g)	12,880	13,590
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	2,545	2,741
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 3.9338% 9/15/14 (b)(g)	1,245	1,246
Class H, 4.0338% 9/15/14 (b)(g)	1,325	1,327
Class J, 4.5538% 9/15/14 (b)(g)	455	456
Class K, 4.9538% 9/15/14 (b)(g)	715	716
Class L, 5.1538% 9/15/14 (b)(g)	575	575
Series 2004-CNL Class X1, 2.29% 9/15/14 (b)(g)(i)	92,780	1,812
Series 2005-LP5 Class XP, 0.3959% 5/10/43 (c)(g)(i)	70,790	1,369
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class A2, 3.2738% 11/15/14 (b)(g)	$ 5,300	$ 5,304
Class C, 3.5038% 11/15/14 (b)(g)	1,095	1,098
Class E, 3.9038% 11/15/14 (b)(g)	875	879
Class H, 4.8538% 11/15/14 (b)(g)	1,080	1,085
Class K, 6.0538% 11/15/14 (b)(g)	1,620	1,631
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(g)	1,385	1,385
Class B, 3.7038% 12/15/21 (b)(g)	3,595	3,595
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(g)	4,600	4,600
Class E, 3.2838% 2/15/20 (b)(g)	1,670	1,670
Class F, 3.3338% 2/15/20 (b)(g)	1,420	1,420
Class G, 3.4738% 2/15/20 (b)(g)	410	410
Class H, 3.7038% 2/15/20 (b)(g)	585	585
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	965	980
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	6,602
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	129,039	4,570
Series 2003-C3 Class ASP, 1.8843% 5/15/38 (b)(g)(i)	129,371	8,221
Series 2003-C4 Class ASP, 0.5061% 8/15/36 (b)(g)(i)	83,443	1,514
Series 2004-C1 Class ASP, 1.0447% 1/15/37 (b)(g)(i)	77,695	3,018
Series 2005-C1 Class ASP, 0.5846% 2/15/38 (b)(g)(i)	77,755	1,597
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,847
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	4,090	4,182
Class A1B, 7.62% 6/10/33	6,935	7,819
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,862	1,938
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	5,000	5,160
Series 174 Class B1, 7.33% 5/15/06 (b)	1,500	1,548
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	13,691	14,347
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5206% 5/15/33 (b)(g)(i)	$ 82,043	$ 3,173
GE Commercial Mortgage Corp. Series 2005-C1 Class XP, 0.5437% 6/10/48 (i)	68,740	1,852
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 3.6538% 2/15/14 (b)(g)	3,574	3,589
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	5,014	5,082
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	4,972	5,210
Series 1998-C2 Class A1, 6.15% 5/15/35	608	608
Series 2003-C3 Class X2, 0.7838% 12/10/38 (b)(g)(i)	94,183	2,765
Series 2004-C3 Class X2, 0.7494% 12/10/41 (g)(i)	53,665	1,706
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	4,000	4,000
Series 2003-C1 Class XP, 2.1684% 7/5/35 (b)(g)(i)	65,340	4,800
Series 2003-C2 Class XP, 1.0816% 1/5/36 (b)(g)(i)	107,999	4,453
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(i)	227,280	9,183
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,572
Series 2004-C1 Class X2, 1.0219% 10/10/28 (b)(g)(i)	197,841	6,247
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	2,998	3,226
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	2,101	2,221
Class B, 7.3% 8/3/15 (b)	1,980	2,185
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.2844% 7/12/35 (b)(g)(i)	38,293	1,591
Series 2003-CB7 Class X2, 0.8049% 1/12/38 (b)(g)(i)	18,057	590
Series 2003-LN1 Class X2, 0.7158% 10/15/37 (b)(g)(i)	129,856	3,606
Series 2004-C1 Class X2, 1.0725% 1/15/38 (b)(g)(i)	19,930	868
Series 2004-CB8 Class X2, 1.2163% 1/12/39 (b)(g)(i)	24,962	1,224
LB Commercial Conduit Mortgage Trust sequential pay Series 1998-C4 Class A1B, 6.21% 10/15/35	10,280	10,863
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	$ 7,510	$ 7,257
Series 2002-C4 Class XCP, 1.4746% 10/15/35 (b)(g)(i)	80,128	4,002
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(i)	80,223	2,646
Series 2003-C1 Class XCP, 1.4818% 12/15/36 (b)(g)(i)	33,659	1,592
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(i)	54,363	2,586
Series 2004-C6 Class XCP, 0.7447% 8/15/36 (b)(g)(i)	65,135	2,016
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(g)	3,775	3,779
Class J, 5% 12/16/14 (b)(g)	5,585	5,588
Series 2003-LLFA Class K1, 5.5% 12/16/14 (b)(g)	2,850	2,855
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5856% 7/12/34 (b)(g)(i)	28,110	1,417
Series 2005-MKB2 Class XP, 0.4711% 9/12/42 (g)(i)	29,725	484
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	3,176	3,320
Series 1997-RR:
Class B, 7.2162% 4/30/39 (b)(g)	5,017	5,066
Class C, 7.3462% 4/30/39 (b)(g)	7,335	7,618
Series 1999-1NYP Class F, 7.2472% 5/3/30 (b)(g)	9,251	9,432
Series 2003-IQ5 Class X2, 1.1277% 4/15/38 (b)(g)(i)	46,980	1,846
Series 2003-IQ6 Class X2, 0.6296% 12/15/41 (b)(g)(i)	77,110	2,256
Series 2005-HQ5 Class X2, 0.5436% 1/14/42 (g)(i)	67,520	1,189
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (b)(g)(i)	58,525	3,218
Series 2005-TOP17 Class X2, 0.4809% 12/13/41 (g)(i)	45,120	1,574
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 3.77% 8/5/14 (b)(g)	6,914	6,957
Series 2003-HQ2 Class X2, 1.4107% 3/12/35 (b)(g)(i)	65,647	4,065
Series 2003-TOP9 Class X2, 1.518% 11/13/36 (b)(g)(i)	47,957	2,948
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	2,346	2,397
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	$ 3,020	$ 3,143
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 3.7538% 2/15/13 (b)(g)	6,000	5,810
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(g)	7,735	7,735
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	3,950	4,112
Class E3, 7.253% 3/15/13 (b)	8,210	8,614
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(g)	3,500	3,502
Class E, 3.4538% 3/15/14 (b)(g)	2,190	2,194
Class F, 3.5038% 3/15/14 (b)(g)	1,750	1,753
Class G, 3.7338% 3/15/14 (b)(g)	875	878
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(g)	1,425	1,425
Class KHP2, 3.5038% 1/15/18 (b)(g)	1,425	1,425
Class KHP3, 3.8038% 1/15/18 (b)(g)	1,680	1,680
Class KHP4, 3.9038% 1/15/18 (b)(g)	1,305	1,305
Class KHP5, 4.1038% 1/15/18 (b)(g)	1,515	1,515
Series 2003-C8 Class XP, 0.7191% 11/15/35 (b)(g)(i)	59,556	1,286
Series 2003-C9 Class XP, 0.6728% 12/15/35 (b)(g)(i)	39,853	953
Series 2004-WHL3X Class 1A, 1.16% 3/15/14 (b)(g)(i)	228,058	1,625
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $504,154)		502,054
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 5.625% 7/23/07	4,225	4,339
United Mexican States 4.625% 10/8/08	15,370	15,262
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		19,601
Fixed-Income Funds - 9.4%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $460,998)	4,625,302	460,310
Cash Equivalents - 1.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $47,154)	$ 47,166	$ 47,154
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $5,044,081)		5,028,905
NET OTHER ASSETS - (3.1)%		(150,061)
NET ASSETS - 100%		$ 4,878,844
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
598 Eurodollar 90 Day Index Contracts	June 2005	$ 592,880	$ (540)
598 Eurodollar 90 Day Index Contracts	Sept. 2005	592,401	(598)
598 Eurodollar 90 Day Index Contracts	Dec. 2005	592,117	(499)
598 Eurodollar 90 Day Index Contracts	March 2006	591,930	(363)
571 Eurodollar 90 Day Index Contracts	June 2006	565,047	(122)
472 Eurodollar 90 Day Index Contracts	Sept. 2006	466,973	(261)
215 Eurodollar 90 Day Index Contracts	Dec. 2006	212,670	(103)
132 Eurodollar 90 Day Index Contracts	March 2007	130,561	(143)
55 Eurodollar 90 Day Index Contracts	June 2007	54,396	(48)
TOTAL EURODOLLAR CONTRACTS			(2,677)
Sold
Eurodollar Contracts
182 Eurodollar 90 Day Index Contracts	Sept. 2007	179,987	54
329 Eurodollar 90 Day Index Contracts	Dec. 2007	325,323	38
363 Eurodollar 90 Day Index Contracts	March 2008	358,925	(34)
279 Eurodollar 90 Day Index Contracts	June 2008	275,844	(63)
207 Eurodollar 90 Day Index Contracts	Sept. 2008	204,638	(77)
156 Eurodollar 90 Day Index Contracts	Dec. 2008	154,200	(76)
101 Eurodollar 90 Day Index Contracts	March 2009	99,828	(59)
TOTAL EURODOLLAR CONTRACTS			(217)
			$ (2,894)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (f)

	March 2010	$ 12,000	$ (49)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (f)	March 2010	12,000	(49)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	6,200	27
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,350	10
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	20
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	7,900	6
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	7,900	10
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	9,600	78
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	$ 7,400	$ 67
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,900	12
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000	21
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	17,500	287
Receive from Lehman Brothers, Inc., upon default event of General Motors Acceptance Corp., par value of the notional amount of General Motors Acceptance Corp. 6.875% 8/28/12 and pay quarterly notional amount multiplied by 3.5%	June 2006	7,900	12
Receive quarterly notional amount multiplied by 4.85% and pay Deutsche Bank upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13	June 2006	7,900	0
TOTAL CREDIT DEFAULT SWAP		112,150	452
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	16,650	(244)
TOTAL INTEREST RATE SWAP		16,650	(244)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	$ 37,895	$ 494
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	22,055	277
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	15,105	176
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	August 2005	40,000	518
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	31,810	0
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 10 basis points with Bank of America	Sept. 2005	28,000	93
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	31,810	(206)
TOTAL TOTAL RETURN SWAP		206,675	1,352
		$ 335,475	$ 1,560
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $528,896,000 or 10.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,912,000.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $23,415,000 of which $10,100,000, $8,450,000 and $4,865,000 will expire on April 30, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2006 $1,837,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $47,154) (cost $5,044,081) - See accompanying schedule		$ 5,028,905
Commitment to sell securities on a delayed delivery basis	$ (2,086)
Receivable for securities sold on a delayed delivery basis	2,087	1
Receivable for investments sold, regular delivery		14,873
Cash		567
Receivable for fund shares sold		5,366
Interest receivable		37,136
Swap agreements, at value		1,560
Prepaid expenses		15
Other affiliated receivables		12
Other receivables		20
Total assets		5,088,455

Liabilities
Payable for investments purchased Regular delivery	27,520
Delayed delivery	171,235
Payable for fund shares redeemed	6,628
Distributions payable	1,375
Accrued management fee	1,721
Payable for daily variation on futures contracts	401
Other affiliated payables	649
Other payables and accrued expenses	82
Total liabilities		209,611

Net Assets		$ 4,878,844
Net Assets consist of:
Paid in capital		$ 4,929,570
Undistributed net investment income		3,561
Accumulated undistributed net realized gain (loss) on investments		(37,824)
Net unrealized appreciation (depreciation) on investments		(16,463)
Net Assets, for 546,679 shares outstanding		$ 4,878,844
Net Asset Value, offering price and redemption price per share ($4,878,844 ÷ 546,679 shares)		$ 8.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2005

Investment Income
Interest		$ 165,550
Security lending		9
Total income		165,559

Expenses
Management fee	$ 21,483
Transfer agent fees	5,834
Accounting and security lending fees	802
Independent trustees' compensation	25
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	127
Registration fees	120
Audit	94
Legal	12
Miscellaneous	28
Total expenses before reductions	28,527
Expense reductions	(22)	28,505
Net investment income		137,054
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(5,756)
Futures contracts	2,381
Swap agreements	1,119
Total net realized gain (loss)		(2,256)
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,632)
Futures contracts	(1,436)
Swap agreements	4,967
Delayed delivery commitments	(2)
Total change in net unrealized appreciation (depreciation)		(35,103)
Net gain (loss)		(37,359)
Net increase (decrease) in net assets resulting from operations		$ 99,695

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 137,054	$ 143,679
Net realized gain (loss)	(2,256)	62,318
Change in net unrealized appreciation (depreciation)	(35,103)	(106,275)
Net increase (decrease) in net assets resulting from operations	99,695	99,722
Distributions to shareholders from net investment income	(138,443)	(139,338)
Share transactions Proceeds from sales of shares	1,665,954	2,927,244
Reinvestment of distributions	123,083	122,499
Cost of shares redeemed	(2,383,973)	(3,192,878)
Net increase (decrease) in net assets resulting from share transactions	(594,936)	(143,135)
Total increase (decrease) in net assets	(633,684)	(182,751)

Net Assets
Beginning of period	5,512,528	5,695,279
End of period (including undistributed net investment income of $3,561 and undistributed net investment income of $3,048, respectively)	$ 4,878,844	$ 5,512,528
Other Information Shares
Sold	185,611	323,405
Issued in reinvestment of distributions	13,723	13,554
Redeemed	(265,949)	(353,508)
Net increase (decrease)	(66,615)	(16,549)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 9.04	$ 8.78	$ 8.70	$ 8.45
Income from Investment Operations
Net investment income B	.243	.236	.346	.427 D	.533
Net realized and unrealized gain (loss)	(.067)	(.057)	.277	.076 D	.246
Total from investment operations	.176	.179	.623	.503	.779
Distributions from net investment income	(.246)	(.229)	(.363)	(.423)	(.529)
Net asset value, end of period	$ 8.92	$ 8.99	$ 9.04	$ 8.78	$ 8.70
Total Return A	1.98%	1.99%	7.23%	5.88%	9.49%
Ratios to Average Net Assets C
Expenses before expense reductions	.56%	.57%	.57%	.58%	.59%
Expenses net of voluntary waivers, if any	.56%	.57%	.57%	.58%	.59%
Expenses net of all reductions	.56%	.57%	.57%	.58%	.58%
Net investment income	2.71%	2.61%	3.88%	4.86% D	6.23%
Supplemental Data
Net assets, end of period (in millions)	$ 4,879	$ 5,513	$ 5,695	$ 3,285	$ 2,083
Portfolio turnover rate	93%	100%	80%	145%	84%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,663
Unrealized depreciation	(35,199)
Net unrealized appreciation (depreciation)	(9,536)
Capital loss carryforward	23,415

Cost for federal income tax purposes	$ 5,038,441

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 138,443	$ 139,338

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,375,060 and $1,743,177, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .42% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,247 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $12 and $10, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..42% to .32% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees will consist of an asset based fee which will be reduced to a rate of .10% of average net assets. The account fees will be eliminated.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Short-Term Bond (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of Short-Term Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Short-Term Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Short-Term Bond. He also serves as Secretary of Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Short-Term Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Short-Term Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Short-Term Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Short-Term Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Short-Term Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Short-Term Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Short-Term Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Short-Term Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Short-Term Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Short-Term Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Short-Term Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

A total of 11.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Fidelity Short Term Bond Fund.

Annual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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To Write Fidelity

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Making Changes
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Fidelity Investments
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Cincinnati, OH 45277-0002

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Arizona

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Investment Adviser

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Investment Sub-Advisers

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Spartan®

Government Income

Fund

Annual Report

April 30, 2005

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred.

Average Annual Total Returns

Periods ended April 30, 2005	Past 1 year	Past 5 years	Past 10 years
Spartan® Government Income Fund	5.16%	7.15%	6.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on April 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Spartan® Government Income Fund

Despite seven successive interest rate hikes by the Federal Reserve Board and two sell-offs fueled by inflation fears, investment-grade debt posted better-than-expected returns for the year ending April 30, 2005. The period started with a sharp rise in rates that drove down prices, but bonds rallied through the remainder of 2004. However, the rally ended in the first quarter of 2005 as surging commodity prices and rising inflation prompted further rate hikes and fears that the Fed would adopt a more aggressive tightening policy. But bonds rallied in April on reports of slower economic growth. For the year overall, the Lehman Brothers® Aggregate Bond Index returned 5.26%. Mortgage bonds fared best, benefiting from the relative stability of long-term rates. The Lehman Brothers Mortgage-Backed Securities Index gained 5.62%. Corporates also did well, despite struggling late in the period. The Lehman Brothers Credit Bond Index rose 5.51%. Treasuries - the most interest-rate-sensitive investment-grade bonds - advanced 5.19% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending April 30, 2005, the fund returned 5.16%, beating both the 5.06% return for the Lehman Brothers 75% U.S. Government/25% Mortgage-Backed Securities Index and the 4.80% return for the LipperSM General U.S. Government Funds Average. Aiding the fund's outperformance was my sector selection. In particular, my decisions to maintain an overweighting relative to the index in agency securities throughout the year while significantly underweighting Treasuries worked out well, as agencies outpaced similar-duration Treasuries. Within the Treasury sector, an out-of-index allocation to Treasury Inflation-Protected Securities (TIPS) also contributed to the fund's outperformance. In addition, my yield-curve strategy, which positioned the fund for a flattening of the curve, worked in our favor. In terms of disappointments, the fund's performance probably would have been helped had I owned more mortgage securities, which outpaced agencies during much of the period. However, my selections within the mortgage sector generally were a plus, with an allocation to collateralized mortgage obligations contributing the most because they were among the sector's best performers.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,012.00	$ 2.49**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.32	$ 2.51**

* Expenses are equal to the Fund's annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.25 and $2.26, respectively.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	8.8	9.2
3 - 3.99%	19.9	16.9
4 - 4.99%	8.5	9.5
5 - 5.99%	26.3	31.8
6 - 6.99%	16.9	13.7
7 - 7.99%	3.9	3.1
8% and over	3.7	4.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	6.6	6.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	4.2	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Mortgage Securities 18.0%		Mortgage Securities 15.0%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 8.6%
	U.S. Treasury Obligations 31.5%		U.S. Treasury Obligations 32.0%
	U.S. Government Agency Obligations 38.3%		U.S. Government Agency Obligations 39.9%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 4.5%
* Futures and Swaps	0.6%	** Futures and Swaps	0.6%

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.8%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 38.3%
Fannie Mae:
2.625% 11/15/06	$ 3,155,000	$ 3,100,147
3.25% 1/15/08	14,965,000	14,675,876
3.25% 2/15/09	28,000,000	27,139,560
3.75% 5/17/07	4,435,000	4,414,732
4.625% 10/15/14	5,000,000	5,035,938
5.125% 1/2/14	10,000,000	10,198,590
5.5% 3/15/11	2,715,000	2,872,706
6% 5/15/08	4,000,000	4,222,376
6.25% 2/1/11	5,870,000	6,349,573
6.375% 6/15/09	10,965,000	11,872,814
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	1,860,000	1,870,862
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,482,800
Federal Home Loan Bank:
3.75% 9/28/06	10,690,000	10,668,096
3.8% 12/22/06	2,275,000	2,268,853
5.8% 9/2/08	15,350,000	16,148,722
Freddie Mac:
2.75% 10/15/06	2,045,000	2,015,206
2.875% 12/15/06	15,460,000	15,229,059
4.25% 7/15/09	5,100,000	5,126,719
4.5% 7/15/13	525,000	525,795
5.5% 9/15/11	470,000	498,948
5.875% 3/21/11	14,005,000	14,940,366
7% 3/15/10	12,762,000	14,301,301
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,189,147	1,244,514
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	85,319	85,394
Series 1994-A, 7.12% 4/15/06	1,592,437	1,623,569
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	7,625,003	7,869,080
Series 1994-B, 7.5% 1/26/06	31,167	31,609
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23	32,000,000	34,634,752
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	$ 956,522	$ 1,024,215
6.77% 11/15/13	2,221,153	2,344,982
6.99% 5/21/16	4,544,400	5,102,907
Private Export Funding Corp.:
secured:
5.34% 3/15/06	8,660,000	8,788,523
5.66% 9/15/11 (b)	4,230,000	4,506,934
5.685% 5/15/12	3,375,000	3,620,066
7.17% 5/15/07	4,400,000	4,675,651
3.375% 2/15/09	680,000	663,077
4.974% 8/15/13	3,150,000	3,274,709
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	9,017,823	9,153,582
Series 2003 P10B, 5.136% 8/10/13	4,734,085	4,801,726
Series 2004-20H Class 1, 5.17% 8/1/24	775,520	788,122
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	11,100,000	11,171,806
6.6% 2/15/08	21,650,871	22,249,409
6.8% 2/15/12	7,000,000	7,745,479
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,202,926
5.96% 8/1/09	6,650,000	6,958,660
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	169,167	175,017
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		323,695,748
U.S. Treasury Inflation Protected Obligations - 9.0%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	56,993,234	76,131,323
U.S. Treasury Obligations - 22.5%
U.S. Treasury Bonds:
6.125% 8/15/29	23,000,000	28,068,993
11.25% 2/15/15	17,440,000	27,211,161
U.S. Treasury Notes:
2.75% 7/31/06	60,000,000	59,467,980
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 9/15/09	$ 41,665,000	$ 40,869,115
4% 11/15/12 (a)	2,805,000	2,802,591
4.25% 8/15/13	525,000	529,225
5.625% 5/15/08	29,254,000	30,819,557
TOTAL U.S. TREASURY OBLIGATIONS		189,768,622
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $577,696,332)		589,595,693
U.S. Government Agency - Mortgage Securities - 18.0%

Fannie Mae - 16.4%
3.737% 1/1/35 (e)	229,601	228,422
3.793% 6/1/34 (e)	632,390	621,606
3.827% 12/1/34 (e)	45,107	44,932
3.83% 1/1/35 (e)	168,502	167,939
3.836% 6/1/33 (e)	111,673	110,964
3.84% 1/1/35 (e)	435,005	433,118
3.87% 1/1/35 (e)	268,865	268,115
3.878% 6/1/33 (e)	681,215	677,583
3.913% 12/1/34 (e)	144,833	144,494
3.941% 10/1/34 (e)	199,889	199,011
3.975% 11/1/34 (e)	313,045	311,704
3.98% 1/1/35 (e)	213,686	213,175
3.987% 12/1/34 (e)	188,505	187,803
4% 5/1/20 (c)	28,812,244	27,920,865
4% 1/1/35 (e)	117,782	117,473
4.017% 12/1/34 (e)	1,053,899	1,056,203
4.021% 12/1/34 (e)	169,625	169,040
4.023% 2/1/35 (e)	147,554	147,371
4.025% 1/1/35 (e)	284,396	283,770
4.029% 1/1/35 (e)	71,984	72,260
4.037% 12/1/34 (e)	95,920	96,031
4.048% 1/1/35 (e)	145,255	144,913
4.052% 2/1/35 (e)	145,069	144,968
4.072% 12/1/34 (e)	267,716	267,716
4.105% 1/1/35 (e)	289,377	289,917
4.118% 1/1/35 (e)	298,276	298,442
4.118% 2/1/35 (e)	98,120	98,481
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.12% 2/1/35 (e)	$ 270,086	$ 270,360
4.127% 1/1/35 (e)	315,308	317,006
4.128% 2/1/35 (e)	536,777	537,175
4.144% 1/1/35 (e)	391,681	391,913
4.145% 2/1/35 (e)	344,406	344,936
4.151% 1/1/35 (e)	497,393	497,947
4.162% 2/1/35 (e)	268,403	269,359
4.17% 11/1/34 (e)	255,172	254,913
4.197% 1/1/35 (e)	246,094	246,785
4.2% 1/1/35 (e)	586,065	591,647
4.202% 1/1/35 (e)	289,151	288,328
4.23% 11/1/34 (e)	78,401	78,613
4.25% 2/1/35 (e)	148,359	147,667
4.269% 10/1/34 (e)	402,328	405,638
4.305% 8/1/33 (e)	341,016	344,515
4.305% 7/1/34 (e)	147,710	148,800
4.318% 3/1/33 (e)	83,193	82,751
4.324% 12/1/34 (e)	98,293	98,260
4.349% 2/1/35 (e)	98,092	98,004
4.351% 1/1/35 (e)	147,527	147,343
4.368% 2/1/34 (e)	380,603	381,219
4.4% 2/1/35 (e)	222,641	222,085
4.437% 11/1/34 (e)	2,533,427	2,560,723
4.455% 3/1/35 (e)	199,986	200,088
4.484% 10/1/34 (e)	898,611	908,767
4.493% 8/1/34 (e)	514,694	517,831
4.499% 3/1/35 (e)	449,733	449,878
4.53% 3/1/35 (e)	398,506	399,752
4.549% 8/1/34 (e)	355,068	358,122
4.572% 2/1/35 (e)	1,073,205	1,082,963
4.587% 2/1/35 (e)	1,321,153	1,325,903
4.625% 2/1/35 (e)	458,821	461,366
4.67% 11/1/34 (e)	541,694	545,723
4.694% 11/1/34 (e)	532,129	536,003
4.742% 3/1/35 (e)	249,089	251,366
4.748% 7/1/34 (e)	479,740	480,447
5% 5/1/35 (c)	13,849,837	13,702,682
5% 6/1/35 (c)	25,000,000	24,671,875
5.5% 9/1/13 to 2/1/34	30,804,009	31,358,611
6% 9/1/17 to 9/1/32	12,105,178	12,502,918
6.5% 1/1/24 to 4/1/33 (d)	2,207,543	2,298,234
6.5% 5/1/35 (c)	5,052	5,254
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7% 11/1/06 to 5/1/30	$ 1,960,346	$ 2,078,708
7.5% 2/1/28 to 7/1/28	15,741	16,919
8.5% 7/1/31	310,281	338,340
9.5% 11/1/06 to 11/15/09	162,854	173,669
11% 8/1/10	38,804	42,489
11.25% 5/1/14	18,272	20,334
11.5% 6/15/19	93,727	104,394
12.5% 3/1/16	7,927	8,903
		138,283,842
Freddie Mac - 1.5%
4.232% 1/1/35 (e)	810,947	811,862
4.314% 12/1/34 (e)	197,039	196,659
4.37% 3/1/35 (e)	300,000	298,289
4.401% 2/1/35 (e)	422,319	419,910
4.434% 2/1/35 (e)	504,773	506,902
4.441% 2/1/34 (e)	266,291	265,357
4.444% 3/1/35 (e)	200,000	199,508
4.491% 3/1/35 (e)	575,000	573,563
4.504% 3/1/35 (e)	225,000	224,877
4.564% 2/1/35 (e)	321,705	320,096
4.985% 8/1/33 (e)	110,312	111,491
5% 5/1/35 (c)	2,654,331	2,625,299
6% 2/1/29 to 5/1/33	3,232,649	3,326,570
7.5% 6/1/07 to 7/1/16	1,031,155	1,085,928
8.5% 7/1/22 to 9/1/29	337,263	368,825
9% 8/1/08 to 4/1/20	120,695	129,830
9.5% 6/1/09 to 8/1/21	670,910	728,580
10% 7/1/09 to 8/1/21	117,023	127,082
12% 8/1/13 to 3/1/15	5,249	5,834
12.25% 4/1/11 to 9/1/13	16,995	18,555
12.5% 2/1/14 to 6/1/19	68,796	76,480
13% 8/1/10 to 6/1/15	24,787	27,843
		12,449,340
Government National Mortgage Association - 0.1%
6.5% 3/15/28 to 6/20/32	300,187	314,340
7.5% 8/15/06 to 6/15/07	217,645	224,172
8% 12/15/23	497,931	540,636
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
10.5% 4/15/14 to 1/15/18	$ 110,236	$ 124,581
13.5% 7/15/11	11,041	12,536
		1,216,265
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $151,612,981)		151,949,447
Collateralized Mortgage Obligations - 7.1%

U.S. Government Agency - 7.1%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	161,313	165,041
Series 1993-160 Class PK, 6.5% 11/25/22	2,234,908	2,240,980
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,744,503
Series 1994-27 Class PJ, 6.5% 6/25/23	1,972,848	2,003,420
Series 1996-28 Class PK, 6.5% 7/25/25	684,300	728,332
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	3,184,044	3,232,220
Series 2002-25 Class PD, 6.5% 3/25/31	9,973,229	10,180,834
Series 2003-32 Class PB, 3% 6/25/16	902,967	897,580
Series 2002-50 Class LE, 7% 12/25/29	247,323	249,891
Freddie Mac:
planned amortization class Series 2351 Class PX, 6.5% 7/15/30	1,092,478	1,101,320
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	574,185	598,315
Series 2516 Class AH, 5% 1/15/16	332,501	335,374
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	635,218	634,575
Series 1727 Class H, 6.5% 8/15/23	4,454,561	4,519,051
Series 2690 Class TB, 4.5% 12/15/17	1,940,000	1,947,000
Series 2763 Class PD, 4.5% 12/15/17	1,990,000	1,966,624
Series 2780 Class OC, 4.5% 3/15/17	960,000	956,879
Series 2828 Class JA, 4.5% 1/15/10	1,745,000	1,757,343
Series 2831 Class PB, 5% 7/15/19	985,000	994,426
Series 2885 Class PC, 4.5% 3/15/18	1,260,000	1,253,506
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2448:
Class VH, 6.5% 5/15/18	$ 7,165,000	$ 7,280,508
Class XB, 6.5% 10/15/29	641,414	640,710
Series 2866 Class N, 4.5% 12/15/18	1,220,000	1,222,478
Series 2769 Class BU, 5% 3/15/34	1,540,090	1,523,744
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3,867,705	3,969,007
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	229,000	229,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,296,175)		60,373,362
Cash Equivalents - 12.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (f)(g) (Cost $107,788,000)	$ 107,814,613	107,788,000
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $897,393,488)		909,706,502
NET OTHER ASSETS - (7.7)%		(64,682,038)
NET ASSETS - 100%		$ 845,024,464
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 4,770,000	$ (70,721)
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,506,934 or 0.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Includes investment made with cash collateral received from securities on loan.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$107,788,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 16,478,738
Bank of America, National Association	7,017,042
Barclays Capital Inc.	28,068,170
Bear Stearns & Co. Inc.	4,385,651
Countrywide Securities Corporation	7,017,042
Credit Suisse First Boston LLC	3,508,521
J.P. Morgan Securities, Inc.	1,754,261
Lehman Brothers Inc..	3,508,521
Morgan Stanley & Co. Incorporated	20,261,709
UBS Securities LLC	15,788,345
$ 107,788,000
Income Tax Information
At April 30, 2005, the fund had a capital loss carryforward of approximately $4,487,952 of which $3,927,092 and $560,860 will expire on April 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005

Assets
Investment in securities, at value (including securities loaned of $2,849,880 and repurchase agreements of $107,788,000)(cost $897,393,488) - See accompanying schedule		$ 909,706,502
Commitment to sell securities on a delayed delivery basis	$ (235,071)
Receivable for securities sold on a delayed delivery basis	235,778	707
Receivable for investments sold, regular delivery		64,161
Cash		78
Receivable for fund shares sold		949,022
Interest receivable		6,708,907
Receivable from investment adviser for expense reductions		74,263
Total assets		917,503,640

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 68,138,063
Payable for fund shares redeemed	752,100
Distributions payable	190,072
Swap agreements, at value	70,721
Accrued management fee	418,202
Other affiliated payables	3,140
Collateral on securities loaned, at value	2,906,878
Total liabilities		72,479,176

Net Assets		$ 845,024,464
Net Assets consist of:
Paid in capital		$ 836,371,225
Undistributed net investment income		538,520
Accumulated undistributed net realized gain (loss) on investments		(4,128,281)
Net unrealized appreciation (depreciation) on investments		12,243,000
Net Assets, for 76,516,628 shares outstanding		$ 845,024,464
Net Asset Value, offering price and redemption price per share ($845,024,464 ÷ 76,516,628 shares)		$ 11.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2005

Investment Income
Interest		$ 34,367,343
Security lending		32,229
Total income		34,399,572

Expenses
Management fee	$ 5,040,402
Independent trustees' compensation	4,512
Miscellaneous	1,725
Total expenses before reductions	5,046,639
Expense reductions	(852,844)	4,193,795
Net investment income		30,205,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,264,084
Swap agreements	(923,358)
Total net realized gain (loss)		1,340,726
Change in net unrealized appreciation (depreciation) on: Investment securities	10,719,137
Swap agreements	347,350
Delayed delivery commitments	707
Total change in net unrealized appreciation (depreciation)		11,067,194
Net gain (loss)		12,407,920
Net increase (decrease) in net assets resulting from operations		$ 42,613,697

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,205,777	$ 33,698,877
Net realized gain (loss)	1,340,726	(3,939,928)
Change in net unrealized appreciation (depreciation)	11,067,194	(22,069,336)
Net increase (decrease) in net assets resulting from operations	42,613,697	7,689,613
Distributions to shareholders from net investment income	(30,135,160)	(33,671,630)
Distributions to shareholders from net realized gain	-	(12,417,631)
Total distributions	(30,135,160)	(46,089,261)
Share transactions Proceeds from sales of shares	199,016,749	270,402,715
Reinvestment of distributions	27,709,255	42,506,143
Cost of shares redeemed	(233,545,700)	(614,077,937)
Net increase (decrease) in net assets resulting from share transactions	(6,819,696)	(301,169,079)
Total increase (decrease) in net assets	5,658,841	(339,568,727)

Net Assets
Beginning of period	839,365,623	1,178,934,350
End of period (including undistributed net investment income of $538,520 and undistributed net investment income of $574,561, respectively)	$ 845,024,464	$ 839,365,623
Other Information Shares
Sold	18,097,482	24,275,787
Issued in reinvestment of distributions	2,518,831	3,807,184
Redeemed	(21,263,436)	(55,545,899)
Net increase (decrease)	(647,123)	(27,462,928)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.27	$ 10.65	$ 10.42	$ 9.94
Income from Investment Operations
Net investment income B	.395	.383	.469	.535 D	.639
Net realized and unrealized gain (loss)	.159	(.270)	.658	.237 D	.492
Total from investment operations	.554	.113	1.127	.772	1.131
Distributions from net investment income	(.394)	(.383)	(.467)	(.542)	(.651)
Distributions from net realized gain	-	(.120)	(.040)	-	-
Total distributions	(.394)	(.503)	(.507)	(.542)	(.651)
Net asset value, end of period	$ 11.04	$ 10.88	$ 11.27	$ 10.65	$ 10.42
Total Return A	5.16%	.98%	10.75%	7.53%	11.66%
Ratios to Average Net Assets C
Expenses before expense reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.49%
Net investment income	3.59%	3.44%	4.23%	5.07% D	6.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 845,024	$ 839,366	$ 1,178,934	$ 847,654	$ 785,753
Portfolio turnover rate	99%	178%	238%	299%	182%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 18,173,755
Unrealized depreciation	(5,001,656)
Net unrealized appreciation (depreciation)	13,172,099
Undistributed ordinary income	343,521
Capital loss carryforward	4,487,952

Cost for federal income tax purposes	$ 896,534,403

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 30,135,160	$ 45,048,528
Long-term Capital Gains	-	1,040,733
Total	$ 30,135,160	$ 46,089,261

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $840,516.

Effective June 1, 2005, FMR has agreed to contractually waive expenses to the extent annual operating expenses exceed .45% of average net assets.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,359 and $10,969, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Government Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Government Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 10, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Government Income (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care system (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of Spartan Government Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Government Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George A. Fischer (43)

Year of Election or Appointment: 2003

Vice President of Spartan Government Income. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan Government Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Government Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Government Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Government Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Government Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Government Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Government Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Government Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Government Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan Government Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Government Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

A total of 32.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPG-UANN-0605
1.784731.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, April 30, 2005, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Focused High Income Fund, Fidelity High Income Fund, Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Spartan Government Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A, B	2004A
Fidelity Focused High Income Fund	$36,000	$0
Fidelity High Income Fund	$80,000	$89,000
Fidelity Investment Grade Bond Fund	$70,000	$69,000
Fidelity Short-Term Bond Fund	$80,000	$75,000
Spartan Government Income Fund	$48,000	$48,000
All funds in the Fidelity Group of Funds audited by PwC	$11,300,000	$10,600,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Focused High Income Fund commenced operations on September 8, 2004.

For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Inflation-Protected Bond Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Inflation-Protected Bond Fund	$45,000	$39,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,700,000	$4,200,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A, B	2004 A, C
Fidelity Focused High Income Fund	$0	$0
Fidelity High Income Fund	$0	$0
Fidelity Investment Grade Bond Fund	$0	$0
Fidelity Short-Term Bond Fund	$0	$0
Spartan Government Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity Focused High Income Fund commenced operations on September 8, 2004.
C

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A, B
Fidelity Inflation-Protected Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005 A	2004A, B
PwC	$0	$50,000
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A, B	2004A, C
Fidelity Focused High Income Fund	$2,400	$0
Fidelity High Income Fund	$2,500	$2,300
Fidelity Investment Grade Bond Fund	$2,500	$2,300
Fidelity Short-Term Bond Fund	$2,500	$2,300
Spartan Government Income Fund	$2,500	$2,300
A	Aggregate amounts may reflect rounding.
B	Fidelity Focused High Income Fund commenced operations on September 8, 2004.
C

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2005A	2004A, B
Fidelity Inflation-Protected Bond Fund	$3,200	$3,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A, B
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A, B	2004A, C
Fidelity Focused High Income Fund	$800	$0
Fidelity High Income Fund	$4,000	$3,500
Fidelity Investment Grade Bond Fund	$6,800	$5,900
Fidelity Short-Term Bond Fund	$5,900	$5,900
Spartan Government Income Fund	$2,100	$2,100
A	Aggregate amounts may reflect rounding.
B	Fidelity Focused High Income Fund commenced operations on September 8, 2004.
C

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2005A	2004A, B
Fidelity Inflation-Protected Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A, B
PwC	$450,000	$210,000
Deloitte Entities	$400,000	$610,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended April 30, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Fidelity Focused High Income Fund	0%
Fidelity High Income Fund	0%
Fidelity Investment Grade Bond Fund	0%
Fidelity Short-Term Bond Fund	0%
Spartan Government Income Fund	0%

According to Deloitte Entities for the fiscal year ended April 30, 2005, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2005
Fidelity Inflation-Protected Bond Fund	0%

(g) For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate fees billed by PwC of $3,150,000A and $1,950,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$500,000	$250,000
Non-Covered Services	$2,650,000	$1,700,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate fees billed by Deloitte Entities of $800,000A and $1,800,000A, B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A, B
Covered Services	$400,000	$600,000
Non-Covered Services	$400,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2005